UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08767
                 -----------------------------------------------

                                UBS Money Series
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                           UBS Global Asset Management
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------

[LOGO OF UBS] UBS Global Asset
                  Management

              UBS CASH RESERVES FUND
              ANNUAL REPORT
              APRIL 30, 2006

UBS CASH RESERVES FUND

June 15, 2006

DEAR SHAREHOLDER,

We are pleased to present you with the annual report for UBS Cash Reserves Fund (the "Fund") for the fiscal year ended April 30, 2006.

PERFORMANCE

The seven-day current yield for the Fund as of April 30, 2006 was 4.40% versus 3.47% on October 31, 2005. (For more information on the Fund's performance, refer to "Performance and Portfolio Characteristics at a Glance" on page 5.)

--------------------------------------------------------------------------------
UBS CASH RESERVES FUND

INVESTMENT GOAL:

Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability.

PORTFOLIO MANAGER:

Michael H. Markowitz
UBS Global Asset Management (Americas) Inc.

COMMENCEMENT:
February 14, 2000

DIVIDEND PAYMENTS:

Monthly
--------------------------------------------------------------------------------

AN INTERVIEW WITH PORTFOLIO MANAGER MICHAEL H. MARKOWITZ

Q. HOW WOULD YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE PAST YEAR?

A. Over the past 12 months, the US economy continued to strengthen, although it was forced to absorb some rather significant blows during the late summer and early fall. Energy prices, which were high throughout the year, were exacerbated after Hurricanes Katrina and Rita hit the Gulf Coast, seriously impairing the country's oil refining capacity and causing an estimated $100 billion in damage. Shortly after Labor Day, oil broke $70 a barrel and gasoline topped an average of $3.00 per gallon nationwide.

   Beginning in October, however, economic data took a turn for the better. Unemployment figures--despite large numbers of dislocated workers in the wake of Katrina--improved throughout the year, finishing the period at 4.6%, down from 5.1% one year ago. Consumer confidence was particularly volatile during this period, but finished the year strong. Finally, GDP remained relatively solid throughout the period. Although final data put fourth quarter 2005 GDP growth at 1.7%--well behind the 3.7% growth rate during the first three quarters of the year--growth picked up again in 2006. Preliminary estimates put first-quarter GDP growth at 5.3%, the highest growth rate for the economy in nearly three years.

--------------------------------------------------------------------------------

UBS CASH RESERVES FUND

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT TO THE ECONOMIC ENVIRONMENT?

A. The Fed--led by its new chairman, Ben Bernanke--raised short-term interest rates eight times during the Fund's fiscal year, and once more after the reporting period ended, bringing the federal funds rate to 5.00%, the highest it has been since 2001. (The federal funds rate is the interest rate banks charge each other for overnight loans.)

   The market consensus seems to be that the Fed may be near the end of this current tightening policy (the Fed has raised rates during 16 consecutive meetings dating back to June 2004). While we can't be certain exactly when the Fed will pause or end its current policy, we believe it is unlikely that we will experience a full year of uninterrupted rate increases as we did in 2005.

Q. HOW DID YOU POSITION THE FUND'S PORTFOLIO DURING THE PAST 12 MONTHS?

A. Throughout the reporting period, we employed a "bulleted" strategy within the portfolio. A bulleted strategy entails focusing on securities with particular maturities--in this case, we sought to hold securities that matured shortly before Fed meetings, which gave us the opportunity to purchase even higher-yielding securities after each Fed rate hike. This generally was a successful strategy for the Fund, and helped us to capture yield opportunities during the year.

Q. WHAT TYPES OF SECURITIES DID YOU EMPHASIZE OVER THE PERIOD?

A. We did not make any major changes to the portfolio over the course of the past year. We increased our exposure to commercial paper in certain targeted areas that we found attractive. We allowed our exposure to short-term corporate obligations and US government agency obligations to drift somewhat lower, but there were no significant changes to the Fund's tactical allocation over the period.

Q. WHAT FACTORS DO YOU BELIEVE WILL AFFECT THE FUND OVER THE COMING MONTHS?

A. We will continue to monitor a number of factors, including inflation and the overall strength of the economy, both of which will likely play a role in the Fed's future decisions on interest rates. Overall, the portfolio remains well diversified, and we will continue to seek yield opportunities and liquidity in the portfolio.

--------------------------------------------------------------------------------
2

UBS CASH RESERVES FUND

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

/s/ W. Douglas Beck, CFA

W. DOUGLAS BECK, CFA
President
UBS Cash Reserves Fund
Executive Director
UBS Global Asset Management (Americas) Inc.

/s/ Michael H. Markowitz

MICHAEL H. MARKOWITZ
Portfolio Manager
UBS Cash Reserves Fund
Managing Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended April 30, 2006. The views and opinions in the letter were current as of June 15, 2006. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

* MUTUAL FUNDS ARE SOLD BY PROSPECTUS ONLY. YOU SHOULD READ IT CAREFULLY AND CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES, EXPENSES AND OTHER IMPORTANT INFORMATION CONTAINED IN THE PROSPECTUS BEFORE INVESTING. PROSPECTUSES FOR MOST OF OUR FUNDS CAN BE OBTAINED FROM YOUR FINANCIAL ADVISOR, BY CALLING UBS FUNDS AT 800-647 1568 OR BY VISITING OUR WEB SITE AT WWW.UBS.COM/GLOBALAM-US.

--------------------------------------------------------------------------------

UBS CASH RESERVES FUND

UNDERSTANDING YOUR FUND'S EXPENSES (UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs--for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESS(SM) program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

--------------------------------------------------------------------------------
4

UBS CASH RESERVES FUND

UNDERSTANDING YOUR FUND'S EXPENSES (UNAUDITED) (CONCLUDED)

                                     Beginning                 Ending                Expenses Paid
                                   Account Value            Account Value            During Period*
                                  November 1, 2005         April 30, 2006         11/01/05 to 04/30/06
------------------------------------------------------------------------------------------------------
Actual                               $1,000.00                $1,019.90                   $2.35
------------------------------------------------------------------------------------------------------
Hypothetical (5% annual
    return before expenses)           1,000.00                 1,022.46                    2.36
======================================================================================================

* Expenses are equal to the Fund's annualized net expense ratio of 0.47%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

PERFORMANCE AND PORTFOLIO CHARACTERISTICS AT A GLANCE (UNAUDITED)

YIELDS AND CHARACTERISTICS                       4/30/06               10/31/05              4/30/05
----------------------------------------------------------------------------------------------------
Seven-Day Current Yield*                           4.40%                  3.47%                2.42%
----------------------------------------------------------------------------------------------------
Seven-Day Effective Yield*                         4.49                   3.52                 2.44
----------------------------------------------------------------------------------------------------
Weighted Average Maturity**                      44 days                42 days              43 days
----------------------------------------------------------------------------------------------------
Net Assets (mm)                                  $469.4                 $316.1               $324.2
====================================================================================================

PORTFOLIO COMPOSITION***                         4/30/06               10/31/05              4/30/05
----------------------------------------------------------------------------------------------------
Commercial Paper                                   57.7%                  51.8%                48.5%
----------------------------------------------------------------------------------------------------
Certificates of Deposit                            17.6                   15.3                 18.5
----------------------------------------------------------------------------------------------------
Short-Term Corporate Obligations                    9.0                   14.9                 12.4
----------------------------------------------------------------------------------------------------
Repurchase Agreements                               6.7                   11.8                  8.0
----------------------------------------------------------------------------------------------------
US Government Agency Obligations                    6.6                    6.6                 10.9
----------------------------------------------------------------------------------------------------
Money Market Funds                                  1.2                    1.7                  1.6
----------------------------------------------------------------------------------------------------
Bank Notes                                          1.1                    1.6                   --
----------------------------------------------------------------------------------------------------
Other Assets Less Liabilities                       0.1                   (3.7)                 0.1
----------------------------------------------------------------------------------------------------
TOTAL                                             100.0%                 100.0%               100.0%
====================================================================================================

* Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

** The Fund is actively managed and its weighted average maturity will differ over time.

*** Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

AN INVESTMENT IN UBS CASH RESERVES FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------

UBS CASH RESERVES FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2006

PRINCIPAL
 AMOUNT                                                              MATURITY             INTEREST
  (000)                                                                DATES                RATES                 VALUE
---------------------------------------------------------------------------------------------------------------------------
US GOVERNMENT AGENCY OBLIGATIONS--6.60%
---------------------------------------------------------------------------------------------------------------------------
   $5,000  Federal Farm Credit Bank                                   05/01/06              4.740%*              $4,999,246
---------------------------------------------------------------------------------------------------------------------------
   14,250  Federal Home Loan Bank                                     05/10/06 to           4.605 to
                                                                      06/12/06              4.819*               14,249,760
---------------------------------------------------------------------------------------------------------------------------
    9,000  Federal Home Loan Mortgage Corp.                           05/02/06              4.665@                8,998,834
---------------------------------------------------------------------------------------------------------------------------
    2,750  Federal Home Loan Mortgage Corp.                           10/23/06              4.250                 2,750,000
---------------------------------------------------------------------------------------------------------------------------
Total US Government Agency Obligations (cost--$30,997,840)                                                       30,997,840
===========================================================================================================================

BANK NOTES--1.07%
---------------------------------------------------------------------------------------------------------------------------
  US--1.07%
---------------------------------------------------------------------------------------------------------------------------
    5,000  Bank of America N.A.
            (cost--$5,000,000)                                        05/01/06              4.810*                5,000,000
---------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--17.63%
---------------------------------------------------------------------------------------------------------------------------
  NON-US--11.03%
---------------------------------------------------------------------------------------------------------------------------
    3,000  ABN AMRO Bank N.V.                                         01/24/07              4.850                 3,000,000
---------------------------------------------------------------------------------------------------------------------------
    3,500  BNP Paribas                                                05/23/06              4.520                 3,500,000
---------------------------------------------------------------------------------------------------------------------------
   11,000  Canadian Imperial Bank of Commerce                         05/31/06 to           4.870 to
                                                                      07/17/06              5.020                11,000,000
---------------------------------------------------------------------------------------------------------------------------
   10,000  Credit Suisse First Boston                                 06/13/06 to           4.940 to
                                                                      07/05/06              4.960                10,000,000
---------------------------------------------------------------------------------------------------------------------------
    7,500  Deutsche Bank AG                                           08/03/06 to           4.170 to
                                                                      03/06/07              5.090                 7,500,000
---------------------------------------------------------------------------------------------------------------------------
    9,500  Fortis Bank N.V.-S.A.                                      07/07/06 to           3.930 to
                                                                      02/06/07              4.930                 9,500,000
---------------------------------------------------------------------------------------------------------------------------
    4,250  Royal Bank of Scotland PLC                                 05/30/06              4.934*                4,249,267
---------------------------------------------------------------------------------------------------------------------------
    3,000  Svenska Handelsbanken                                      11/08/06              4.750                 3,000,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 51,749,267
---------------------------------------------------------------------------------------------------------------------------
  US--6.60%
---------------------------------------------------------------------------------------------------------------------------
   11,500  American Express Bank, Federal Savings Bank                05/02/06 to           4.770 to
                                                                      05/17/06              4.860                11,500,000
---------------------------------------------------------------------------------------------------------------------------
   11,500  First Tennessee Bank N.A. (Memphis)                        05/26/06 to           4.920 to
                                                                      06/19/06              4.950                11,500,000
---------------------------------------------------------------------------------------------------------------------------
    4,000  SunTrust Bank                                              05/02/06              4.796*                4,000,312
---------------------------------------------------------------------------------------------------------------------------
    4,000  Wells Fargo Bank N.A.                                      05/02/06              4.770                 4,000,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 31,000,312
---------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost--$82,749,579)                                                                82,749,579
===========================================================================================================================

--------------------------------------------------------------------------------
6

UBS CASH RESERVES FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2006

PRINCIPAL
 AMOUNT                                                              MATURITY             INTEREST
  (000)                                                                DATES                RATES                 VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--57.72%
---------------------------------------------------------------------------------------------------------------------------
  ASSET BACKED-BANKING--2.34%
---------------------------------------------------------------------------------------------------------------------------
$11,000    Atlantis One Funding                                       05/10/06              4.780%              $10,986,855
---------------------------------------------------------------------------------------------------------------------------
  ASSET BACKED-MISCELLANEOUS--19.26%
---------------------------------------------------------------------------------------------------------------------------
  5,000    Amsterdam Funding Corp.                                    05/18/06              4.810                 4,988,643
---------------------------------------------------------------------------------------------------------------------------
  6,000    Barton Capital LLC                                         05/03/06              4.770                 5,998,410
---------------------------------------------------------------------------------------------------------------------------
  4,000    Chariot Funding LLC                                        05/16/06              4.845                 3,991,925
---------------------------------------------------------------------------------------------------------------------------
  4,000    Falcon Asset Securitization Corp.                          05/11/06              4.790                 3,994,678
---------------------------------------------------------------------------------------------------------------------------
  7,000    Kitty Hawk Funding Corp.                                   05/22/06              4.870                 6,980,114
---------------------------------------------------------------------------------------------------------------------------
 12,250    Old Line Funding Corp.                                     05/02/06 to           4.650 to
                                                                      06/15/06              4.920                12,197,992
---------------------------------------------------------------------------------------------------------------------------
 11,000    Preferred Receivables Funding Corp.                        05/15/06 to           4.780 to
                                                                      05/18/06              4.800                10,976,290
---------------------------------------------------------------------------------------------------------------------------
  5,000    Ranger Funding Co. LLC                                     05/15/06              4.830                 4,990,608
---------------------------------------------------------------------------------------------------------------------------
  2,500    Sheffield Receivables Corp.                                05/01/06              4.770                 2,500,000
---------------------------------------------------------------------------------------------------------------------------
 11,107    Thunderbay Funding                                         06/06/06 to           4.900 to
                                                                      06/16/06              4.910                11,041,585
---------------------------------------------------------------------------------------------------------------------------
 10,000    Variable Funding Capital Corp.                             06/16/06 to           4.870 to
                                                                      06/19/06              4.920                 9,935,403
---------------------------------------------------------------------------------------------------------------------------
  1,052    Windmill Funding Corp.                                     05/01/06              4.660                 1,052,000
---------------------------------------------------------------------------------------------------------------------------
 11,750    Yorktown Capital LLC                                       05/10/06 to           4.670 to
                                                                      05/17/06              4.840                11,726,446
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 90,374,094
---------------------------------------------------------------------------------------------------------------------------
  ASSET BACKED-SECURITIES--12.82%
---------------------------------------------------------------------------------------------------------------------------
 12,000    Cancara Asset Securitisation LLC                           05/18/06 to           4.840 to
                                                                      05/22/06              4.865                11,969,812
---------------------------------------------------------------------------------------------------------------------------
  9,000    CC (USA), Inc. (Centauri)                                  05/25/06 to           4.950 to
                                                                      07/24/06              5.000                 8,936,833
---------------------------------------------------------------------------------------------------------------------------
 13,105    Galaxy Funding, Inc.                                       05/18/06 to           4.810 to
                                                                      06/22/06              4.885                13,039,709
---------------------------------------------------------------------------------------------------------------------------
  8,100    Grampian Funding LLC                                       06/20/06 to           4.530 to
                                                                      09/12/06              4.965                 8,011,849
---------------------------------------------------------------------------------------------------------------------------
  6,750    Scaldis Capital LLC                                        05/24/06 to           4.420 to
                                                                      06/20/06              4.920                 6,723,922
---------------------------------------------------------------------------------------------------------------------------
 11,500    Solitaire Funding LLC                                      05/10/06 to           4.650 to
                                                                      05/23/06              4.880                11,476,971
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 60,159,096
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

UBS CASH RESERVES FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2006

PRINCIPAL
 AMOUNT                                                              MATURITY             INTEREST
  (000)                                                                DATES                RATES                  VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)
---------------------------------------------------------------------------------------------------------------------------

  BANKING-NON-US--7.72%
---------------------------------------------------------------------------------------------------------------------------
   $8,978  Alliance & Leicester PLC                                   07/06/06 to           4.715 to
                                                                      07/20/06              4.900%               $8,889,908
---------------------------------------------------------------------------------------------------------------------------
    5,000  Bank of Ireland                                            05/08/06              4.615                 4,995,513
---------------------------------------------------------------------------------------------------------------------------
    4,000  Bank of Nova Scotia                                        05/02/06              4.750                 3,999,472
---------------------------------------------------------------------------------------------------------------------------
    3,000  Depfa Bank PLC                                             07/05/06              4.520                 2,975,517
---------------------------------------------------------------------------------------------------------------------------
    5,000  Nationwide Building Society                                06/12/06              4.905                 4,971,387
---------------------------------------------------------------------------------------------------------------------------
   10,500  Northern Rock PLC                                          06/27/06              4.970                10,417,374
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 36,249,171
---------------------------------------------------------------------------------------------------------------------------
  BANKING-US--8.66%
---------------------------------------------------------------------------------------------------------------------------
    2,775  CBA (Delaware) Finance, Inc.                               06/19/06              4.855                 2,756,662
---------------------------------------------------------------------------------------------------------------------------
    9,000  Dexia Delaware LLC                                         05/08/06 to           4.750 to
                                                                      06/19/06              4.910                 8,968,650
---------------------------------------------------------------------------------------------------------------------------
    4,000  HSBC USA, Inc.                                             05/09/06              4.740                 3,995,787
---------------------------------------------------------------------------------------------------------------------------
   13,000  ING (US) Funding LLC                                       05/01/06 to           4.600 to
                                                                      06/28/06              4.870                12,964,143
---------------------------------------------------------------------------------------------------------------------------
    3,000  Nordea N.A., Inc.                                          06/07/06              4.860                 2,985,015
---------------------------------------------------------------------------------------------------------------------------
    5,000  San Paolo IMI U.S. Financial Co.                           05/17/06              4.650                 4,989,667
---------------------------------------------------------------------------------------------------------------------------
    4,000  Stadshypotek Del, Inc.                                     06/29/06              4.885                 3,967,976
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 40,627,900
---------------------------------------------------------------------------------------------------------------------------
  BROKERAGE--2.76%
---------------------------------------------------------------------------------------------------------------------------
    5,000  Bear Stearns Cos., Inc.                                    06/12/06              4.900                 4,971,417
---------------------------------------------------------------------------------------------------------------------------
    4,000  Goldman Sachs Group, Inc.                                  05/01/06              4.855*                4,000,000
---------------------------------------------------------------------------------------------------------------------------
    4,000  Morgan Stanley                                             05/01/06              4.890*                4,000,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 12,971,417
---------------------------------------------------------------------------------------------------------------------------
  FINANCE-NONCAPTIVE DIVERSIFIED--3.10%
---------------------------------------------------------------------------------------------------------------------------
    9,000  CIT Group, Inc.                                            05/08/06 to           4.610 to
                                                                      05/12/06              4.620                 8,989,871
---------------------------------------------------------------------------------------------------------------------------
    5,750  General Electric Capital Corp.                             10/06/06 to           4.565 to
                                                                      01/05/07              5.030                 5,575,775
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 14,565,646
---------------------------------------------------------------------------------------------------------------------------
  UTILITIES-OTHER--1.06%
---------------------------------------------------------------------------------------------------------------------------
    5,000  RWE AG                                                     06/05/06              4.850                 4,976,424
---------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost--$270,910,603)                                                                     270,910,603
===========================================================================================================================

--------------------------------------------------------------------------------
8

UBS CASH RESERVES FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2006

PRINCIPAL
 AMOUNT                                                              MATURITY             INTEREST
  (000)                                                                DATES                RATES                  VALUE
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM CORPORATE OBLIGATIONS--9.03%
---------------------------------------------------------------------------------------------------------------------------
  ASSET BACKED-SECURITIES--1.49%
---------------------------------------------------------------------------------------------------------------------------
   $4,000  CC (USA), Inc. (Centauri)**                                04/30/07              5.315%               $3,999,802
---------------------------------------------------------------------------------------------------------------------------
    3,000  Links Finance LLC**                                        02/13/07              5.000                 3,000,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  6,999,802
---------------------------------------------------------------------------------------------------------------------------
  BANKING-NON-US--2.13%
---------------------------------------------------------------------------------------------------------------------------
    2,000  ANZ National International Ltd.**                          05/08/06              4.820*                2,000,000
---------------------------------------------------------------------------------------------------------------------------
    3,000  HBOS Treasury Services PLC**                               05/02/06              4.876*                3,000,000
---------------------------------------------------------------------------------------------------------------------------
    5,000  Societe Generale**                                         05/02/06              4.796*                5,000,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 10,000,000
---------------------------------------------------------------------------------------------------------------------------
  BANKING-US--2.85%
---------------------------------------------------------------------------------------------------------------------------
    4,360  Citigroup Global Markets Holdings, Inc.                    06/01/06              4.920*                4,362,085
---------------------------------------------------------------------------------------------------------------------------
    4,000  Wachovia Bank, N.A. (Charlotte)                            06/01/06              4.850*                3,999,972
---------------------------------------------------------------------------------------------------------------------------
    5,000  Wells Fargo & Co.**                                        05/15/06              4.891*                5,000,149
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 13,362,206
---------------------------------------------------------------------------------------------------------------------------
  FINANCE-CAPTIVE AUTOMOTIVE--0.64%
---------------------------------------------------------------------------------------------------------------------------
    3,000  Toyota Motor Credit Corp.                                  05/01/06              4.800*                3,000,000
---------------------------------------------------------------------------------------------------------------------------
  FINANCE-NONCAPTIVE CONSUMER--1.07%
---------------------------------------------------------------------------------------------------------------------------
    5,000  HSBC Finance Corp.                                         05/01/06              5.035*                5,002,197
---------------------------------------------------------------------------------------------------------------------------
  FINANCE-NONCAPTIVE DIVERSIFIED--0.85%
---------------------------------------------------------------------------------------------------------------------------
    4,000  General Electric Capital Corp.                             05/09/06              4.949*                4,000,000
---------------------------------------------------------------------------------------------------------------------------
Total Short-Term Corporate Obligations (cost--$42,364,205)                                                       42,364,205
===========================================================================================================================

--------------------------------------------------------------------------------

UBS CASH RESERVES FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2006

PRINCIPAL
 AMOUNT                                                              MATURITY             INTEREST
  (000)                                                                DATES                RATES                VALUE
-------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--6.71%
-------------------------------------------------------------------------------------------------------------------------
$31,000  Repurchase Agreement dated 04/28/06
            with Goldman Sachs, Inc., collateralized
            by $32,856,000 Federal Home Loan
            Mortgage Corp. obligations, zero coupon
            due 01/18/07; (value--$31,620,614);
            proceeds: $31,012,323                                   05/01/06                4.770%            $31,000,000
-------------------------------------------------------------------------------------------------------------------------
    512  Repurchase Agreement dated 04/28/06
            with State Street Bank & Trust Co.,
            collateralized by $522,262 US Treasury
            Bills, zero coupon due 06/08/06, $1,942
            US Treasury Bonds, 8.000% due 11/15/21
            and $277 US Treasury Notes, 4.000%
            due 06/15/09; (value--$522,481);
            proceeds: $512,183                                      05/01/06                4.300                 512,000
-------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost--$31,512,000)                                                                31,512,000
=========================================================================================================================

NUMBER OF
 SHARES
  (000)
---------
MONEY MARKET FUNDS+--1.15%
-------------------------------------------------------------------------------------------------------------------------
    3,296  AIM Liquid Assets Portfolio                                                      4.790               3,296,164
-------------------------------------------------------------------------------------------------------------------------
    2,126  BlackRock Provident Institutional
             TempFund                                                                       4.706               2,126,109
-------------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$5,422,273)                                                                     5,422,273
=========================================================================================================================
Total Investments (cost--$468,956,500 which
   approximates cost for federal income
   tax purposes)--99.91%                                                                                      468,956,500
-------------------------------------------------------------------------------------------------------------------------
Other assets in excess of liabilities--0.09%                                                                      419,953
-------------------------------------------------------------------------------------------------------------------------
Net Assets (applicable to 469,409,856 shares
  of beneficial interest outstanding equivalent
  to $1.00 per share)--100.00%                                                                               $469,376,453
=========================================================================================================================

* Variable rate securities -- maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of April 30, 2006, and reset periodically.

** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 4.69% of net assets as of April 30, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

@    Interest rates shown are the discount rates at date of purchase.

+    Interest rates shown reflect yield at April 30, 2006.

--------------------------------------------------------------------------------
10

UBS CASH RESERVES FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2006

ISSUER BREAKDOWN BY COUNTRY (UNAUDITED)

                                                        PERCENTAGE OF PORTFOLIO ASSETS
--------------------------------------------------------------------------------------
United States                                                                    79.1%
--------------------------------------------------------------------------------------
United Kingdom                                                                    6.7
--------------------------------------------------------------------------------------
Canada                                                                            3.2
--------------------------------------------------------------------------------------
Switzerland                                                                       2.1
--------------------------------------------------------------------------------------
Belgium                                                                           2.0
--------------------------------------------------------------------------------------
France                                                                            1.8
--------------------------------------------------------------------------------------
Ireland                                                                           1.7
--------------------------------------------------------------------------------------
Germany                                                                           1.6
--------------------------------------------------------------------------------------
Netherlands                                                                       0.7
--------------------------------------------------------------------------------------
Sweden                                                                            0.7
--------------------------------------------------------------------------------------
New Zealand                                                                       0.4
--------------------------------------------------------------------------------------
Total                                                                           100.0%
======================================================================================

                      Weighted average maturity -- 44 days

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

UBS CASH RESERVES FUND

STATEMENT OF OPERATIONS

                                                                                         For the
                                                                                       Year Ended
                                                                                     April 30, 2006
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                                $14,495,504
---------------------------------------------------------------------------------------------------
EXPENSES:

Investment advisory and administration fees                                               1,203,158
---------------------------------------------------------------------------------------------------
Transfer agency and related services fees                                                   670,275
---------------------------------------------------------------------------------------------------
Reports and notices to shareholders                                                          97,082
---------------------------------------------------------------------------------------------------
Professional fees                                                                            80,832
---------------------------------------------------------------------------------------------------
State registration fees                                                                      63,791
---------------------------------------------------------------------------------------------------
Custody and accounting fees                                                                  43,291
---------------------------------------------------------------------------------------------------
Insurance fees                                                                               16,102
---------------------------------------------------------------------------------------------------
Trustees' fees                                                                                8,725
---------------------------------------------------------------------------------------------------
Other expenses                                                                               12,584
---------------------------------------------------------------------------------------------------
                                                                                          2,195,840
---------------------------------------------------------------------------------------------------
Less: Fee waivers and expense reimbursements by
  investment advisor and administrator                                                     (482,252)
---------------------------------------------------------------------------------------------------
Net expenses                                                                              1,713,588
---------------------------------------------------------------------------------------------------
Net investment income                                                                    12,781,916
---------------------------------------------------------------------------------------------------
Net realized gain from investment activities                                                  4,666
---------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    $12,786,582
===================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

                                                                    For the Years Ended April 30,
                                                                 ----------------------------------
                                                                    2006                   2005
---------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                            $12,781,916             $4,479,278
---------------------------------------------------------------------------------------------------
Net realized gain (loss) from investment activities                    4,666                (47,584)
---------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations              12,786,582              4,431,694
---------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                            (12,781,916)            (4,479,278)
---------------------------------------------------------------------------------------------------
Net realized gain from investment activities                              --                (19,000)
---------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                (12,781,916)            (4,498,278)
---------------------------------------------------------------------------------------------------
Net increase in net assets from beneficial
  interest transactions                                          145,148,947             85,154,237
---------------------------------------------------------------------------------------------------
Net increase in net assets                                       145,153,613            85,087,6530
---------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of year                                                324,222,840            239,135,187
---------------------------------------------------------------------------------------------------
End of year                                                     $469,376,453           $324,222,840
===================================================================================================
Accumulated undistributed net invesment income                       $--                     $--
===================================================================================================

--------------------------------------------------------------------------------
12

UBS CASH RESERVES FUND

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Cash Reserves Fund (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the "Trust"), an open-end management investment company organized as a Delaware business trust on April 29, 1998. The Trust is a series mutual fund with four funds: the Fund, UBS Select Money Market Fund, UBS Select Treasury Fund and UBS Liquid Assets Fund. The financial statements for the UBS Select Money Market Fund, UBS Select Treasury Fund and UBS Liquid Assets Fund are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost, unless the Trust's Board of Trustees (the "Board") determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying

--------------------------------------------------------------------------------

UBS CASH RESERVES FUND

NOTES TO FINANCIAL STATEMENTS

collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

UBS Global Asset Management (US) Inc. ("UBS Global AM--US") served as the Fund's Investment Advisor and Administrator until April 1, 2006. On April 1, 2006, the Fund's Investment Advisory and Administration Contract ("Advisory Contract") was transferred from UBS Global AM--US to UBS Global Asset Management (Americas) Inc. ("UBS Global AM--Americas").

The transfer of the Advisory Contract between sister companies occurred in connection with an internal reorganization involving UBS Global AM--US and UBS Global AM--Americas. The Trust's Board of Trustees approved the transfer of the Advisory Contract effective April 1, 2006. All of the personnel of UBS Global AM--US who previously provided investment advisory services

--------------------------------------------------------------------------------
14

UBS CASH RESERVES FUND

NOTES TO FINANCIAL STATEMENTS

to the Fund continue to provide investment advisory services to the Fund as employees of UBS Global AM--Americas. UBS Global AM--Americas has the same contractual rights and responsibilities under the Advisory Contract as those previously held by UBS Global AM--US. UBS Global AM--US and UBS Global AM--Americas are both indirect wholly owned subsidiaries of UBS AG. UBS Global
AM--US continues to serve as the Fund's principal underwriter.

In accordance with the Advisory Contract, the Fund paid UBS Global AM--Americas (or UBS Global AM--US for periods prior to April 1, 2006) an investment advisory and administration fee, which was accrued daily and paid monthly, at an annual rate of 0.33% of the Fund's average daily net assets. At April 30, 2006, the Fund owed UBS Global AM--Americas $128,084 for investment advisory and administration fees.

UBS Global AM--Americas (or UBS Global AM--US for periods prior to
April 1, 2006) had contractually undertaken to waive 0.04% of its investment advisory and administration fees and reimburse a portion of expenses to maintain the Fund's ordinary total operating expenses at a level not exceeding 0.47% of the Fund's average daily net assets through the end of the fiscal year (April 30, 2006). The Fund has agreed to repay UBS Global AM--Americas (or UBS Global AM--US for periods prior to
April 1, 2006) for any reimbursed expenses if it can do so over the following three years without causing the Fund's expenses in any of those years to exceed the aforementioned rate.

For the year ended April 30, 2006, UBS Global AM--Americas (or UBS Global AM--US for periods prior to April 1, 2006) reimbursed $336,415 in expenses which is subject to repayment through April 30, 2009 and waived $145,837 in investment advisory and administration fees. At April 30, 2006, UBS Global AM--Americas owed the Fund $34,865 for fee waivers and/or expense reimbursements.

At April 30, 2006, the Fund had remaining expense reimbursements subject to repayment to UBS Global AM--Americas (or UBS Global AM--US) and respective dates of expiration as follows:

      EXPENSE                   EXPIRES             EXPIRES           EXPIRES
  REIMBURSEMENTS                APRIL 30,          APRIL 30,          APRIL 30,
SUBJECT TO REPAYMENT              2007               2008               2009
-------------------------------------------------------------------------------
     $1,343,436                 $581,014           $426,007           $336,415
===============================================================================

ADDITIONAL INFORMATION REGARDING COMPENSATION TO AFFILIATE OF A BOARD MEMBER

Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested

--------------------------------------------------------------------------------

UBS CASH RESERVES FUND

NOTES TO FINANCIAL STATEMENTS

trustee of the Fund. The Fund has been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the year ended April 30, 2006, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $287,174,448. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM--Americas or UBS Global AM--US, both firms believe that under normal circumstances it represents a small portion of the total value of the transactions.

TRANSFER AGENCY RELATED SERVICES FEES

UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC Inc. ("PFPC"), the Fund's transfer agent, and is compensated for these services by PFPC, not the Fund.

For the year ended April 30, 2006, UBS Financial Services Inc. received from PFPC, not the Fund, $370,536 of the total transfer agency and related services fees paid by the Fund to PFPC.

SECURITIES LENDING

The Fund may lend securities up to 331/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. UBS Securities LLC is the Fund's lending agent. The Fund did not loan any securities during the year ended April 30, 2006.

--------------------------------------------------------------------------------
16

UBS CASH RESERVES FUND

NOTES TO FINANCIAL STATEMENTS

OTHER LIABILITIES AND COMPONENTS OF NET ASSETS

At April 30, 2006, the Fund had the following liabilities outstanding:

Dividends payable to shareholders                                               $392,776
----------------------------------------------------------------------------------------
Other accrued expenses*                                                          262,366
----------------------------------------------------------------------------------------

*  Excludes investment advisory and administration fees.

At April 30, 2006, the components of net assets were as follows:

Accumulated paid in capital                                                     $469,405,834
--------------------------------------------------------------------------------------------
Accumulated net realized loss from investment activities                             (29,381)
--------------------------------------------------------------------------------------------
Net assets                                                                      $469,376,453
============================================================================================

FEDERAL TAX STATUS

The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2006 and April 30, 2005 was ordinary income.

At April 30, 2006, the components of accumulated earnings on a tax basis were undistributed ordinary income of $406,313 and accumulated capital and other losses of $42,918.

At April 30, 2006, the Fund had a net capital loss carryforward of $42,918. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized capital gains and will expire April 30, 2013. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed.

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                For the Years Ended April 30,
                                                            -------------------------------------
                                                                  2006                  2005
-------------------------------------------------------------------------------------------------
Shares sold                                                  3,019,455,888          2,800,644,917
-------------------------------------------------------------------------------------------------
Shares repurchased                                          (2,886,748,839)        (2,719,851,066)
-------------------------------------------------------------------------------------------------
Dividends reinvested                                            12,441,898              4,360,386
-------------------------------------------------------------------------------------------------
Net increase in shares outstanding                             145,148,947             85,154,237
=================================================================================================

--------------------------------------------------------------------------------

UBS CASH RESERVES FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                    For the Years Ended April 30,
                                                      --------------------------------------------------------
                                                        2006        2005        2004        2003        2002
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                       $1.00       $1.00       $1.00       $1.00       $1.00
--------------------------------------------------------------------------------------------------------------
Net investment income                                    0.034       0.014       0.007       0.012       0.026
--------------------------------------------------------------------------------------------------------------
Dividends from net investment income                    (0.034)     (0.014)     (0.007)     (0.012)     (0.026)
--------------------------------------------------------------------------------------------------------------
Distributions from net realized gains from
   investment activities                                    --      (0.000)#    (0.001)     (0.000)#        --
--------------------------------------------------------------------------------------------------------------
Total dividends and distributions                       (0.034)     (0.014)     (0.008)     (0.012)     (0.026)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                             $1.00       $1.00       $1.00       $1.00       $1.00
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                                3.49%       1.44%       0.70%       1.25%       2.66%
--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)                       $469,376    $324,223    $239,135    $235,863    $393,966
--------------------------------------------------------------------------------------------------------------
Expenses to average net assets, net of fee
   waivers and expense reimbursements by advisor          0.47%       0.47%       0.47%       0.47%       0.47%
--------------------------------------------------------------------------------------------------------------
Expenses to average net assets, before fee waivers
   and expense reimbursements by advisor                  0.60%       0.65%       0.72%       0.66%       0.61%
--------------------------------------------------------------------------------------------------------------
Net investment income to average net assets, net of
   fee waivers and expense reimbursements by advisor      3.50%       1.47%       0.65%       1.25%       2.61%
--------------------------------------------------------------------------------------------------------------
Net investment income to average net assets, before
   fee waivers and expense reimbursements by advisor      3.37%       1.29%       0.40%       1.06%       2.47%
==============================================================================================================

#   Amount represents less than $0.0005 per share.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

--------------------------------------------------------------------------------
18

UBS CASH RESERVES FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ERNST & YOUNG LLP

The Board of Trustees and Shareholders of
UBS Cash Reserves Fund

We have audited the accompanying statement of net assets of UBS Cash Reserves Fund (the "Fund") (one of the funds comprising UBS Money Series) as of April 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Cash Reserves Fund at April 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

New York, New York
June 15, 2006

--------------------------------------------------------------------------------

UBS CASH RESERVES FUND

GENERAL INFORMATION (UNAUDITED)

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

SHAREHOLDER MEETING INFORMATION

A special meeting of shareholders of UBS Money Series (the "Trust") was held on December 21, 2005. UBS Cash Reserves Fund (the "Fund") is one of four portfolios comprising the Trust. Shareholders of all four portfolios of the Trust, including the Fund, voted together as a single class in the election of board members.

At the meeting, Richard Q. Armstrong, David J. Beaubien, Alan S. Bernikow, Richard R. Burt, Meyer Feldberg, Bernard H. Garil, Heather R. Higgins and William D. White were elected to serve as trustees for an indefinite term until their successors are duly elected and qualified or until they retire, resign or are earlier removed. The shares were voted as indicated below:

                                                                                   SHARES
                                                              SHARES              WITHHOLD
TO VOTE FOR OR WITHHOLD AUTHORITY IN THE ELECTION OF:        VOTED FOR           AUTHORITY
---------------------------------------------------------------------------------------------
Richard Q. Armstrong                                      5,855,057,659.796    91,570,172.434
---------------------------------------------------------------------------------------------
David J. Beaubien                                         5,851,614,817.608    95,013,014.622
---------------------------------------------------------------------------------------------
Richard R. Burt                                           5,783,155,264.206   163,472,568.024
---------------------------------------------------------------------------------------------
Meyer Feldberg                                            5,777,424,624.437   169,203,207.793
---------------------------------------------------------------------------------------------
William D. White                                          5,850,835,303.933    95,792,528.297
---------------------------------------------------------------------------------------------
Alan S. Bernikow                                          5,855,147,886.220    91,479,949.010
---------------------------------------------------------------------------------------------
Bernard H. Garil                                          5,855,319,139.715    91,308,692.515
---------------------------------------------------------------------------------------------
Heather R. Higgins                                        5,780,908,578.403   165,719,253.827
---------------------------------------------------------------------------------------------

To the best of the Trust's knowledge, there were no "broker non-votes". (Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.) Mr. White retired from the board at the end of January 2006.

--------------------------------------------------------------------------------
20

UBS CASH RESERVES FUND

BOARD APPROVAL OF INVESTMENT ADVISORY AND
ADMINISTRATION AGREEMENT (UNAUDITED)

BACKGROUND--At a meeting of the board of UBS Money Series (the "Trust") on February 8, 2006, the members of the board, including the board members who are not "interested persons" of the Trust ("Independent Trustees"), as defined in the Investment Company Act of 1940, as amended, considered and approved the transfer of the current Investment Advisory and Administration Agreement between the Trust, with respect to UBS Cash Reserves Fund (the "Fund"), a series of the Trust, and UBS Global Asset Management (US) Inc. ("UBS Global AM") to UBS Global Asset Management (Americas) Inc. ("UBS Global Americas"), an affiliate of UBS Global AM. The board received information and materials about the proposed transfer both at its November 2005 meeting and at its February 2006 meeting. In considering the approval of the transfer of the Investment Advisory and Administration Agreement (such transfer referred to as the "New Investment Advisory and Administration Agreement"), the board reviewed a memorandum from UBS Global AM explaining the reasons for the proposed transfer, including that the transfer would result in management efficiencies and eliminate the duplication of functions that had resulted from having two registered investment advisors, UBS Global AM and UBS Global Americas, providing investment advisory services to the UBS funds. The board also reviewed material provided by UBS Global AM on UBS Global Americas, including that the current portfolio manager for the Fund would not change as a result of the transfer from UBS Global AM to UBS Global Americas. The board also noted management's explanation that any expenses resulting from the transfer would be borne by UBS Global AM, and not the Fund. The board also received and reviewed a draft of an opinion to be provided by Dechert LLP, counsel to the Fund, that the proposed transfer would not be considered an "assignment" of the existing investment advisory contract under the Investment Company Act of 1940, as amended, because (1) there would be no change of actual control of the investment advisor to the Fund; (2) there would be no change of management of the investment advisor to the Fund; (3) the nature, quality and extent of the investment advisory services provided by UBS Global AM under the current Investment Advisory and Administration Agreement would not change as a result of the transfer; (4) the transfer would not result in any change in the fundamental investment processes, investment strategies or investment techniques currently employed by UBS Global AM portfolio managers or other investment professionals in providing services to the Fund; and (5) there would be no change to any of the material terms of the Investment Advisory and Administration Agreements as a result of the transfer. The board took note of its knowledge of UBS Global AM and its

--------------------------------------------------------------------------------

UBS CASH RESERVES FUND

BOARD APPROVAL OF INVESTMENT ADVISORY AND
ADMINISTRATION AGREEMENT (UNAUDITED)

affiliates, including UBS Global Americas, and the current Investment Advisory and Administration Agreement for the Fund, including the extensive materials it had reviewed at its annual contract renewal meeting in the summer of 2005 for the Fund, and noted that it had at that time received a memorandum from its independent legal counsel discussing, among other things, the duties of board members in considering approval of advisory and administration agreements.

In its consideration of the approval of the New Investment Advisory and Administration Agreement, the board considered the following factors:

NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE NEW INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT--The board took note that at its last annual contract renewal meeting for the Fund, in connection with its review of the Fund's advisory and distribution agreements, it had received and considered extensive information regarding the nature, extent and quality of management services generally provided to the Fund by UBS Global AM under the Investment Advisory and Administration Agreement, and a description of the administrative and other services rendered to the Fund and its shareholders by UBS Global AM and UBS Global AM's role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board considered management's explanation that UBS Global Americas would provide identical services under the New Investment Advisory and Administration Agreement as were provided by UBS Global AM under the current Investment Advisory and Administration Agreement. The board's evaluation of the services to be provided by UBS Global Americas to the Fund took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of investment management and other capabilities and the quality of administrative and other services, and considered that based on the materials presented to them these services would remain the same. The board also considered, based on its knowledge of UBS Global AM and UBS Global Americas, the financial resources available to UBS Global Americas and its parent organization, UBS AG, one of the leading financial services companies in the world.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided to the Fund under the New Investment Advisory and Administration Agreement.

--------------------------------------------------------------------------------
22

UBS CASH RESERVES FUND

BOARD APPROVAL OF INVESTMENT ADVISORY AND
ADMINISTRATION AGREEMENT (UNAUDITED)

MANAGEMENT FEES--The board noted that the current contractual management fee for the Fund under the current Investment Advisory and Administration Agreement was not proposed to be changed under the New Investment Advisory and Administration Agreement. The board also considered that at its most recent annual contract renewal meeting during the summer of 2005 it had received and reviewed information on the contractual management fee payable by the Fund to UBS Global AM, including information on management fees paid by comparable funds. The board recognized that the current fee arrangements would not change as a result of the transfer.

Taking all of the above into consideration, the board determined that the proposed contractual management fee was reasonable in light of the nature, extent and quality of the services proposed to be provided to the Fund under the New Investment Advisory and Administration Agreement.

FUND PERFORMANCE--The board took into consideration the reports on Fund performance received by the board at each meeting and the more extensive review and discussion of Fund performance at its most recent annual contract renewal meeting. The board also noted that the transfer would not result in any change in the fundamental investment processes, investment strategies or investment techniques of the Fund and that no changes in the current Fund personnel overseeing Fund management were proposed or anticipated as a result of the transfer.

Based on its prior review and the more updated performance information provided, the board concluded that the Fund's investment performance was satisfactory.

ADVISOR PROFITABILITY--As UBS Global Americas would be a new advisor to the Fund, profitability of UBS Global Americas in providing services to the Fund was not a primary factor considered by the board. The board did note that at its most recent annual contract renewal meeting it received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund and had determined at that time that UBS Global AM's profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund. The board also recognized that the management fee would not change as a result of the transfer and the services provided to the Fund by UBS Global Americas would be identical to those currently provided by UBS Global AM, making the profitability data received at its last contract renewal meeting still of

--------------------------------------------------------------------------------

UBS CASH RESERVES FUND

BOARD APPROVAL OF INVESTMENT ADVISORY AND
ADMINISTRATION AGREEMENT (UNAUDITED)

some relevance. UBS Global AM also noted management's explanation that a significant benefit of the transfer of the Investment Advisory and Administration Agreement to UBS Global Americas was to reduce a regulatory capital requirement imposed on UBS Global AM, which was expected to permit the eventual transfer of certain financial assets owned by UBS Global AM to satisfy regulatory requirements to other parts of UBS AG for other corporate purposes.

ECONOMIES OF SCALE--The board noted that it had previously considered whether economies of scale in the provision of services to the Fund would be passed along to the shareholders during its most recent consideration of the annual renewal of the Investment Advisory and Administration Agreement and did not see the need to reconsider this factor again in the context of the transfer of the agreement to a sister investment advisor.

OTHER BENEFITS TO UBS GLOBAL AMERICAS--The board considered other benefits received by UBS Global Americas and its affiliates as a result of its proposed relationship with the Fund, including the potential opportunity to offer additional products and services to Fund shareholders. The board also considered the benefits to be realized when certain assets of UBS Global AM were freed from certain regulatory requirements and were available to be paid as a dividend from one part of UBS AG to another part of UBS AG for such purposes as UBS AG deemed appropriate.

In light of the costs of providing investment management, administrative and other services to the Fund and UBS Global America's expected ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global Americas and its affiliates received or would receive were considered reasonable.

In light of all of the foregoing, the board approved the New Investment Advisory and Administration Agreement for the Fund.

No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the New Investment Advisory and Administration Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed approval of the New Investment Advisory and Administration Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM or UBS Global Americas were present.

--------------------------------------------------------------------------------
24

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--------------------------------------------------------------------------------

UBS CASH RESERVES FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

BOARD OF TRUSTEES & OFFICERS

The Fund is governed by a Board of Trustees which oversees the Fund's operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee and officer of the Fund, the trustee's or officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund's Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

INTERESTED TRUSTEE

                                               Term of
                               Position(s)     Office and
                               Held with       Length of       Principal Occupation(s)
Name, Address, and Age         Trust           Time Served     During Past 5 Years
-------------------------------------------------------------------------------------------------------
Meyer Feldberg++; 64           Trustee         Since 1998      Professor Feldberg is Dean Emeritus
Morgan Stanley                                                 and Sanford Bernstein Professor of
1585 Broadway                                                  Leadership and Ethics at Columbia
33rd Floor                                                     Business School, although on a two
New York, NY 10036                                             year leave of absence. He is also a
                                                               senior advisor to Morgan Stanley
                                                               (financial services) (since March 2005).
                                                               Prior to July 2004, he was Dean and
                                                               Professor of Management of the
                                                               Graduate School of Business at
                                                               Columbia University (since 1989).

--------------------------------------------------------------------------------
26

UBS CASH RESERVES FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

Number of Portfolios in Fund Complex
Overseen by Trustee                                    Other Directorships Held by Trustee
-------------------------------------------------------------------------------------------------------
Professor Feldberg is a director or trustee of         Professor Feldberg is also a director of
29 investment companies (consisting of                 Primedia Inc. (publishing), Federated Department
48 portfolios) for which UBS Global AM or one          Stores, Inc. (operator of department stores),
of its affiliates serves as investment advisor,        Revlon, Inc. (cosmetics), and SAPPI, Ltd.
sub-advisor or manager.                                (producer of paper).

--------------------------------------------------------------------------------

UBS CASH RESERVES FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

INDEPENDENT TRUSTEES

                                               Term of
                               Position(s)     Office and
                               Held with       Length of       Principal Occupation(s)
Name, Address, and Age         Trust           Time Served     During Past 5 Years
-----------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 71       Trustee and     Since 1998      Mr. Armstrong is chairman and
c/o Willkie Farr &             Chairman of     (Trustee)       principal of R.Q.A. Enterprises
Gallagher LLP                  the Board of    Since 2004      (management consulting firm)
787 Seventh Avenue             Trustees        (Chairman of    (since April 1991 and principal
New York, NY 10019-6099                        the Board       occupation since March 1995).
                                               of Trustees)

David J. Beaubien; 71          Trustee         Since 2001      Mr. Beaubien is retired (since
84 Doane Road                                                  2003). He was chairman of Yankee
Ware, MA 01082                                                 Environmental Systems, Inc., a
                                                               manufacturer of meteorological
                                                               measuring systems (since 1991).

Alan S. Bernikow; 65           Trustee         Since 2005      Mr. Bernikow is a consultant on
207 Benedict Ave.                                              non-management matters for the
Staten Island, NY 10314                                        firm of Deloitte & Touche
                                                               (international accounting and
                                                               consulting firm) (since June 2003).
                                                               Previously, he was Deputy Chief
                                                               Executive Officer at Deloitte &
                                                               Touche.

Richard R. Burt; 59            Trustee         Since 1998      Mr. Burt is chairman of Diligence Inc.
1275 Pennsylvania Ave., N.W.                                   (information and risk management
Washington, D.C. 20004                                         firm) and IEP Advisors (international
                                                               investments and consulting firm).

Bernard H. Garil; 65           Trustee         Since 2005      Mr. Garil is retired (since 2001). He
6754 Casa Grande Way                                           was a Managing Director at PIMCO
Delray Beach, FL 33446                                         Advisory Services (from 1999 to
                                                               2001) where he served as President
                                                               of closed-end funds and
                                                               Vice-President of the variable
                                                               insurance product funds advised by
                                                               OpCap Advisors (until 2001).

--------------------------------------------------------------------------------
28

UBS CASH RESERVES FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

Number of Portfolios in Fund Complex
Overseen by Trustee                                    Other Directorships Held by Trustee
------------------------------------------------------------------------------------------------------
Mr. Armstrong is a director or trustee of 16                             None
investment companies (consisting of 35 portfolios)
for which UBS Global AM or one of its affiliates
serves as investment advisor, sub-advisor or
manager.

Mr. Beaubien is a director or trustee of 16            Mr. Beaubien is also a director of IEC
investment companies (consisting of 35 portfolios)     Electronics, Inc., a manufacturer of electronic
for which UBS Global AM or one of its affiliates       assemblies.
serves as investment advisor, sub-advisor or
manager.

Mr. Bernikow is a director or trustee of 16            Mr. Bernikow is also a director of Revlon, Inc.
investment companies (consisting of 35 portfolios)     (cosmetics) (and serves as the chair of its
for which UBS Global AM or one of its affiliates       audit committee), a director of Mack-Cali
serves as investment advisor, sub-advisor or           Realty Corporation (real estate investment
manager.                                               trust) (and serves as the chair of its audit
                                                       committee) and a director of the Casual
                                                       Male Retail Group, Inc. (menswear).

Mr. Burt is a director or trustee of 16 investment     Mr. Burt is also a director of The Central
companies (consisting of 35 portfolios) for which      European Fund, Inc., The Germany Fund, Inc.,
UBS Global AM or one of its affiliates serves as       The New Germany Fund, Inc., IGT, Inc.
investment advisor, sub-advisor or manager.            (provides technology to gaming and
                                                       wagering industry) and The Protective Group,
                                                       Inc. (produces armor products).

Mr. Garil is a director or trustee of 16 investment    Mr. Garil is also a director of OFI Trust
companies (consisting of 35 portfolios) for which      Company (commercial trust company) and
UBS Global AM or one of its affiliates serves as       a trustee for the Brooklyn College
investment advisor, sub-advisor or manager.            Foundation, Inc. (charitable foundation).

--------------------------------------------------------------------------------

UBS CASH RESERVES FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

INDEPENDENT TRUSTEES (CONCLUDED)

                                               Term of
                               Position(s)     Office and
                               Held with       Length of       Principal Occupation(s)
Name, Address, and Age         Trust           Time Served     During Past 5 Years
----------------------------------------------------------------------------------------------------
Heather R. Higgins; 46         Trustee         Since 2005      Ms. Higgins is the President and
255 E. 49th St., Suite 23D                                     Director of The Randolph Foundation
New York, NY 10017                                             (charitable foundation) (since 1991).
                                                               Ms. Higgins also serves on the
                                                               boards of several non-profit
                                                               charitable groups, including the
                                                               Independent Women's Forum
                                                               (chairman), the Philanthropy
                                                               Roundtable (vice chairman) and
                                                               the Hoover Institution (executive
                                                               committee).

--------------------------------------------------------------------------------
30

UBS CASH RESERVES FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

Number of Portfolios in Fund Complex
Overseen by Trustee                                    Other Directorships Held by Trustee
------------------------------------------------------------------------------------------------------
Ms. Higgins is a director or trustee of 16                         None
investment companies (consisting of 35 portfolios)
for which UBS Global AM or one of its
affiliates serves as investment advisor,
sub-advisor or manager.

--------------------------------------------------------------------------------

UBS CASH RESERVES FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS

                                                 Term of           Principal Occupation(s) During
                               Position(s)       Office and        Past 5 Years; Number of Portfolios
                               Held with         Length of         in Fund Complex for which person
Name, Address, and Age         Trust             Time Served       serves as Officer
-----------------------------------------------------------------------------------------------------------------
Joseph Allessie*; 40           Vice President    Since 2005        Mr. Allessie is a director and deputy
                               and Assistant                       general counsel at UBS Global Asset
                               Secretary                           Management (US) Inc. and UBS Global
                                                                   Asset Management (Americas) Inc.
                                                                   (collectively, "UBS Global AM--Americas
                                                                   region") (since 2005). Prior to joining
                                                                   UBS Global AM--Americas region, he
                                                                   was senior vice president and general
                                                                   counsel of Kenmar Advisory Corp. (from
                                                                   2004 to 2005). Prior to that Mr. Allessie
                                                                   was general counsel and secretary of GAM
                                                                   USA Inc., GAM Investments, GAM
                                                                   Services, GAM Funds, Inc. and the GAM
                                                                   Avalon Funds (from 1999 to 2004).
                                                                   Mr. Allessie is a vice president and assistant
                                                                   secretary of 20 investment companies
                                                                   (consisting of 90 portfolios) for which
                                                                   UBS Global AM--Americas region or one
                                                                   of its affiliates serves as investment
                                                                   advisor, sub-advisor or manager.

W. Douglas Beck*; 39           President         Since 2005        Mr. Beck is an executive director and
                                                                   head of product development and
                                                                   management for UBS Global AM--
                                                                   Americas region (since 2002). From
                                                                   March 1998 to November 2002, he held
                                                                   various positions at Merrill Lynch, the
                                                                   most recent being first vice president and
                                                                   co-manager of the managed solutions
                                                                   group. Mr. Beck is president of
                                                                   20 investment companies (consisting
                                                                   of 90 portfolios) for which UBS Global
                                                                   AM--Americas region or one of its
                                                                   affiliates serves as investment advisor,
                                                                   sub-advisor or manager, and was vice
                                                                   president of such investment companies
                                                                   from 2003 to 2005.

--------------------------------------------------------------------------------
32

UBS CASH RESERVES FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                                 Term of           Principal Occupation(s) During
                               Position(s)       Office and        Past 5 Years; Number of Portfolios
                               Held with         Length of         in Fund Complex for which person
Name, Address, and Age         Trust             Time Served       serves as Officer
-------------------------------------------------------------------------------------------------------------
Thomas Disbrow*; 40            Vice President    Since 2000        Mr. Disbrow is a director (since 2000),
                               and Treasurer     (Vice President)  head of retail mutual fund operations
                                                 Since 2004        and co-head of the mutual fund finance
                                                 (Treasurer)       department (since 2004) of UBS Global
                                                                   AM--Americas region. Mr. Disbrow is
                                                                   a vice president and treasurer of 16
                                                                   investment companies (consisting of
                                                                   35 portfolios) and vice president and
                                                                   assistant treasurer of four investment
                                                                   companies (consisting of 55 portfolios)
                                                                   for which UBS Global AM--Americas
                                                                   region or one of its affiliates serves as
                                                                   investment advisor, sub-advisor or
                                                                   manager.

Mark F. Kemper**; 48           Vice President    Since 2004        Mr. Kemper is general counsel of UBS
                               and Secretary                       Global Asset Management--Americas
                                                                   region (since July 2004). Mr. Kemper
                                                                   also is a managing director (since 2006)
                                                                   of UBS Global Asset Management--
                                                                   Americas region. He was deputy
                                                                   general counsel of UBS Global Asset
                                                                   Management (Americas) Inc. ("UBS
                                                                   Global AM--Americas") from July 2001
                                                                   to July 2004. He has been secretary of
                                                                   UBS Global AM--Americas since 1999
                                                                   and assistant secretary of UBS Global
                                                                   Asset Management Trust Company since
                                                                   1993. Mr. Kemper is secretary of UBS
                                                                   Global AM--Americas region (since
                                                                   2004). Mr. Kemper is vice president and
                                                                   secretary of 20 investment companies
                                                                   (consisting of 90 portfolios) for which
                                                                   UBS Global AM--Americas region or
                                                                   one of its affiliates serves as investment
                                                                   advisor, sub-advisor or manager.

--------------------------------------------------------------------------------

UBS CASH RESERVES FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                                 Term of           Principal Occupation(s) During
                               Position(s)       Office and        Past 5 Years; Number of Portfolios
                               Held with         Length of         in Fund Complex for which person
Name, Address, and Age         Trust             Time Served       serves as Officer
-------------------------------------------------------------------------------------------------------------
Joanne M. Kilkeary*; 38        Vice President    Since 2004        Ms. Kilkeary is an associate director
                               and Assistant                       (since 2000) and a senior manager
                               Treasurer                           (since 2004) of the mutual fund finance
                                                                   department of UBS Global AM--
                                                                   Americas region. Ms. Kilkeary is a vice
                                                                   president and assistant treasurer of
                                                                   16 investment companies (consisting of
                                                                   35 portfolios) for which UBS Global
                                                                   AM--Americas region or one of its
                                                                   affiliates serves as investment advisor,
                                                                   sub-advisor or manager.

Tammie Lee*; 35                Vice President    Since 2005        Ms. Lee is a director and associate
                               and Assistant                       general counsel of UBS Global AM--
                               Secretary                           Americas region (since November 2005).
                                                                   Prior to joining UBS Global AM-- Americas
                                                                   region, she was vice president and
                                                                   counsel at Deutsche Asset Management/

                                                                   Scudder Investments from April 2003 to
                                                                   October 2005. Prior to that she was
                                                                   assistant vice president and counsel at
                                                                   Deutsche Asset Management/Scudder
                                                                   Investments from July 2000 to March
                                                                   2003. Ms. Lee is a vice president and
                                                                   assistant secretary of 20 investment
                                                                   companies (consisting of 90 portfolios)
                                                                   for which UBS Global AM--Americas
                                                                   region or one of its affiliates serves
                                                                   as investment advisor, sub-advisor or
                                                                   manager.

--------------------------------------------------------------------------------
34

UBS CASH RESERVES FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                                 Term of           Principal Occupation(s) During
                               Position(s)       Office and        Past 5 Years; Number of Portfolios
                               Held with         Length of         in Fund Complex for which person
Name, Address, and Age         Trust             Time Served       serves as Officer
-------------------------------------------------------------------------------------------------------------
Joseph T. Malone*; 38          Vice President    Since 2004        Mr. Malone is a director (since 2001)
                               and Assistant                       and co-head of the mutual fund finance
                               Treasurer                           department (since 2004) of UBS Global
                                                                   AM--Americas region. From August 2000
                                                                   through June 2001, he was the controller
                                                                   at AEA Investors Inc. Mr. Malone is vice
                                                                   president and assistant treasurer of 16
                                                                   investment companies (consisting of 35
                                                                   portfolios) and vice president, treasurer
                                                                   and principal accounting officer of four
                                                                   investment companies (consisting of 55
                                                                   portfolios) for which UBS Global AM--
                                                                   Americas region or one of its affiliates
                                                                   serves as investment advisor, sub-advisor
                                                                   or manager.

Michael H.                     Vice President    Since 1998        Mr. Markowitz is a managing director
Markowitz**; 41                                                    (since 2003), portfolio manager and head
                                                                   of US short duration fixed income (since
                                                                   2004) of UBS Global AM--Americas
                                                                   region. Mr. Markowitz is a vice president
                                                                   of five investment companies (consisting
                                                                   of 23 portfolios) for which UBS Global
                                                                   AM--Americas region or one of its
                                                                   affiliates serves as investment advisor,
                                                                   sub-advisor or manager.

Joseph McGill*; 44             Vice President    Since 2004        Mr. McGill is a managing director and
                               and Chief                           chief compliance officer at UBS Global
                               Compliance                          AM--Americas region (since 2003). Prior
                               Officer                             to joining UBS Global AM--Americas
                                                                   region, he was assistant general counsel
                                                                   at J.P. Morgan Investment Management
                                                                   (from 1999-2003). Mr. McGill is a vice
                                                                   president and chief compliance officer of
                                                                   20 investment companies (consisting of
                                                                   90 portfolios) for which UBS Global
                                                                   AM--Americas region or one of its
                                                                   affiliates serves as investment advisor,
                                                                   sub-advisor or manager.

--------------------------------------------------------------------------------

UBS CASH RESERVES FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                                 Term of           Principal Occupation(s) During
                               Position(s)       Office and        Past 5 Years; Number of Portfolios
                               Held with         Length of         in Fund Complex for which person
Name, Address, and Age         Trust             Time Served       serves as Officer
-------------------------------------------------------------------------------------------------------------
Robert Sabatino**; 32          Vice President    Since 2001        Mr. Sabatino is a director and portfolio
                                                                   manager of UBS Global AM--Americas
                                                                   region in the short duration fixed income
                                                                   group (since October 2001). From 1995
                                                                   to 2001 he was a portfolio manager at
                                                                   Merrill Lynch Investment Managers
                                                                   responsible for the management of
                                                                   several retail and institutional money
                                                                   market funds. Mr. Sabatino is a vice
                                                                   president of one investment company
                                                                   (consisting of four portfolios) for which
                                                                   UBS Global AM--Americas region or one
                                                                   of its affiliates serves as investment
                                                                   advisor, sub-advisor or manager.

Eric Sanders*; 40              Vice President    Since 2005        Mr. Sanders is a director and associate
                               and Assistant                       general counsel of UBS Global AM--
                               Secretary                           Americas region (since July 2005). From
                                                                   1996 until June 2005, he held various
                                                                   positions at Fred Alger & Company,
                                                                   Incorporated, the most recent being
                                                                   assistant vice president and associate
                                                                   general counsel. Mr. Sanders is a vice
                                                                   president and assistant secretary of
                                                                   20 investment companies (consisting
                                                                   of 90 portfolios) for which UBS Global
                                                                   AM--Americas region or one of its
                                                                   affiliates serves as investment advisor,
                                                                   sub-advisor or manager.

--------------------------------------------------------------------------------
36

UBS CASH RESERVES FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONCLUDED)

                                                 Term of           Principal Occupation(s) During
                               Position(s)       Office and        Past 5 Years; Number of Portfolios
                               Held with         Length of         in Fund Complex for which person
Name, Address, and Age         Trust             Time Served       serves as Officer
--------------------------------------------------------------------------------------------------------------
Keith A. Weller*; 44           Vice President    Since 1998        Mr. Weller is an executive director and
                               and Assistant                       senior associate general counsel of UBS
                               Secretary                           Global AM--Americas region. Mr. Weller
                                                                   is a vice president and assistant secretary
                                                                   of 20 investment companies (consisting
                                                                   of 90 portfolios) for which UBS Global
                                                                   AM--Americas region or one of its
                                                                   affiliates serves as investment advisor,
                                                                   sub-advisor or manager.

* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address is One North Wacker Drive, Chicago, Illinois 60606.

+ Each trustee holds office for an indefinite term. Each trustee who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age. Officers of the Trust are appointed by the trustees and serve at the pleasure of the Board.

++ Professor Feldberg is deemed an "interested person" of the Fund as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions.

--------------------------------------------------------------------------------
                                                                              37
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38

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                                                                              39

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40

TRUSTEES

Richard Q. Armstrong                        Meyer Feldberg
Chairman
                                            Bernard H. Garil
David J. Beaubien
                                            Heather R. Higgins
Alan S. Bernikow

Richard R. Burt

PRINCIPAL OFFICERS

W. Douglas Beck                             Thomas Disbrow
President                                   Vice President and Treasurer

Mark F. Kemper                              Michael H. Markowitz
Vice President and Secretary                Vice President

INVESTMENT ADVISOR AND ADMINISTRATOR

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

(C) 2006 UBS Global Asset Management (Americas) Inc. All rights reserved.

[LOGO OF UBS] UBS

                                                                   -------------
                                                                     PRESORTED
                                                                      STANDARD
                                                                    U.S. POSTAGE
                                                                        PAID
                                                                   COMPUTERSHARE
                                                                   -------------

              UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
              51 West 52nd Street
              New York, New York 10019-6114

[LOGO OF UBS] UBS Global Asset
                  Management

              UBS SELECT MONEY MARKET FUND
              UBS SELECT TREASURY FUND
              ANNUAL REPORT
              APRIL 30, 2006

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

June 15, 2006

DEAR SHAREHOLDER,

We are pleased to present you with the annual report for UBS Select Money Market Fund and UBS Select Treasury Fund (the "Funds") for their fiscal years ended April 30, 2006.

PERFORMANCE

The seven-day current yields for UBS Select Money Market Fund and UBS Select Treasury Fund as of April 30, 2006 were 4.72% and 4.52% versus 3.77% and 3.56%, respectively, on October 31, 2005. (For more information on the Funds' performance, refer to "Performance and Portfolio Characteristics at a Glance" on pages 7 and 8.)

--------------------------------------------------------------------------------
UBS SELECT MONEY MARKET FUND

UBS SELECT TREASURY FUND

INVESTMENT GOALS (BOTH FUNDS):

Maximum current income consistent with liquidity and capital preservation.

PORTFOLIO MANAGERS:

Michael H. Markowitz
Robert Sabatino

UBS Global Asset
Management (Americas) Inc.

COMMENCEMENT:

UBS Select Money Market Fund -- August 10, 1998

UBS Select Treasury Fund -- March 23, 2004

DIVIDEND PAYMENTS:

Monthly
--------------------------------------------------------------------------------

AN INTERVIEW WITH PORTFOLIO MANAGERS MICHAEL H. MARKOWITZ AND ROBERT SABATINO

Q. HOW WOULD YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE FUNDS' FISCAL
   YEARS?

A. Over the past 12 months, the US economy continued to strengthen, although it was forced to absorb some rather significant blows during the late summer and early fall. Energy prices, which were high throughout the year, were exacerbated after Hurricanes Katrina and Rita hit the Gulf Coast, seriously impairing the country's oil refining capacity and causing an estimated $100 billion in damage. Shortly after Labor Day, oil broke $70 a barrel and gasoline topped an average of $3.00 per gallon nationwide.

   Beginning in October, however, economic data took a turn for the better. Unemployment figures--despite large numbers of dislocated workers in the wake of Katrina--improved throughout the year, finishing the period at 4.6%, down from 5.1% one year ago.

--------------------------------------------------------------------------------

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

   Consumer confidence was particularly volatile during this period, but finished the year strong. Finally, GDP remained relatively solid throughout the period. Although final data put fourth quarter 2005 GDP growth at 1.7%--well behind the 3.7% growth rate during the first three quarters of the year--growth picked up again in 2006. Preliminary estimates put first-quarter GDP growth at 5.3%, the highest growth rate for the economy in nearly three years.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT TO THE ECONOMIC ENVIRONMENT?

A. The Fed--led by its new chairman, Ben Bernanke--raised short-term interest rates eight times during the Funds' fiscal years, and once more after the reporting period ended, bringing the federal funds rate to 5.00%, the highest it has been since 2001. (The federal funds rate is the interest rate banks charge each other for overnight loans.)

   The market consensus seems to be that the Fed may be near the end of this current tightening policy (the Fed has raised rates during 16 consecutive meetings dating back to June 2004). While we can't be certain exactly when the Fed will pause or end its current policy, we believe it is unlikely that we will experience a full year of uninterrupted rate increases as we did in 2005.

Q. HOW DID YOU POSITION THE FUNDS' PORTFOLIOS DURING THE PAST 12 MONTHS?

A. Throughout the reporting period, we employed a "bulleted" strategy within the Select Money Market Fund. A bulleted strategy entails focusing on securities with particular maturities--in this case, we sought to hold securities that matured shortly before Fed meetings, which gave us the opportunity to purchase even higher-yielding securities after each Fed rate hike. This generally was a successful strategy for the Fund, and helped us to capture yield opportunities during the year.

   We also maintained a defensive position within the portfolio for the entire fiscal year. During the first half of the reporting period, we kept our weighted average maturity relatively low, at around 39 days. By the end of the period, however, we allowed our weighted average maturity to increase to 45 days. This, in part, reflects our belief that interest rate hikes may come to an end, at least temporarily, sometime in the coming months.

--------------------------------------------------------------------------------
2

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

   Regarding the Select Treasury Fund, we maintained a defensive position. During the year, rates on Treasuries rose steadily, particularly on the short end of the yield curve. As rates rose, prices on existing Treasuries fell, and the Fund's defensive position was beneficial to performance.

   A large part of the Fund's defensive positioning was achieved through our allocation to repurchase agreements. A repurchase agreement is a contract through which a party sells a security (in this case, to the Fund) and agrees to buy back the security at a predetermined time and price, or upon demand. During the year, we significantly shifted the balance between repurchase agreements and direct investments in Treasuries. At the start of the reporting period, we held about 55% of the portfolio's net assets in repurchase agreements. By period end, we had increased that proportion to almost 73%. Our belief was that the income the Fund could earn on repurchase agreements represented a more attractive yield opportunity than owning Treasuries outright. This was generally true, and while we maintained an exposure to Treasuries of approximately 28% for diversification purposes (as of period end), this tactical allocation to repurchase agreements helped our performance during the period.

Q. WHAT TYPES OF SECURITIES DID YOU EMPHASIZE OVER THE PERIOD?

A. The only significant change to either portfolio was the increased exposure to repurchase agreements. We found this area of the market to be an attractive opportunity throughout the Funds' fiscal years, and overall, this was beneficial to performance.

Q. WHAT FACTORS DO YOU BELIEVE WILL AFFECT THE FUNDS OVER THE COMING MONTHS?

A. We will continue to monitor a number of factors, including inflation and the overall strength of the economy, both of which will likely play a role in the Fed's future decisions on interest rates. As these factors materialize, we will continue to pursue yield opportunities while seeking to maintain a high degree of liquidity in the portfolios.

--------------------------------------------------------------------------------

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

/s/ W. Douglas Beck

W. Douglas Beck, CFA
President
UBS Select Money Market Fund
UBS Select Treasury Fund
Executive Director
UBS Global Asset Management (Americas) Inc.

/s/ Michael H. Markowitz

Michael H. Markowitz
Portfolio Manager
UBS Select Money Market Fund
UBS Select Treasury Fund
Managing Director
UBS Global Asset Management (Americas) Inc.

/s/ Robert Sabatino

Robert Sabatino
Portfolio Manager
UBS Select Money Market Fund
UBS Select Treasury Fund
Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during their fiscal years ended April 30, 2006. The views and opinions in the letter were current as of June 15, 2006. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds' future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

* MUTUAL FUNDS ARE SOLD BY PROSPECTUS ONLY. YOU SHOULD READ IT CAREFULLY AND CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES, EXPENSES AND OTHER IMPORTANT INFORMATION CONTAINED IN THE PROSPECTUS BEFORE INVESTING. PROSPECTUSES FOR MOST OF OUR FUNDS CAN BE OBTAINED FROM YOUR FINANCIAL ADVISOR, BY CALLING UBS FUNDS AT 800-647 1568 OR BY VISITING OUR WEB SITE AT WWW.UBS.COM/GLOBALAM-US.

--------------------------------------------------------------------------------
4

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

UNDERSTANDING YOUR FUNDS' EXPENSES (UNAUDITED)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the most recent semiannual period, November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first line in the table below for each Fund provides information about its actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each respective Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on that Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not that Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those funds impose transactional costs--for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

--------------------------------------------------------------------------------

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

UNDERSTANDING YOUR FUNDS' EXPENSES (UNAUDITED) (CONCLUDED)

UBS SELECT MONEY MARKET FUND


                                           Beginning           Ending              Expenses Paid
                                         Account Value      Account Value         During Period*
                                       November 1, 2005     April 30, 2006     11/01/05 to 04/30/06
---------------------------------------------------------------------------------------------------
Actual                                    $1,000.00           $1,021.40               $0.90
---------------------------------------------------------------------------------------------------
Hypothetical (5% annual
  return before expenses)                  1,000.00            1,023.90                0.90
===================================================================================================

UBS SELECT TREASURY FUND

                                           Beginning           Ending              Expenses Paid
                                         Account Value      Account Value         During Period*
                                       November 1, 2005     April 30, 2006     11/01/05 to 04/30/06
---------------------------------------------------------------------------------------------------
Actual                                    $1,000.00           $1,020.60               $0.90
---------------------------------------------------------------------------------------------------
Hypothetical (5% annual
  return before expenses)                  1,000.00            1,023.90                0.90
===================================================================================================

* Expenses are equal to the Funds' annualized expense ratio of 0.18% for Institutional shares (the only class of shares outstanding during the period for both Funds), multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

--------------------------------------------------------------------------------
6

UBS SELECT MONEY MARKET FUND

PERFORMANCE AND PORTFOLIO CHARACTERISTICS AT A GLANCE (UNAUDITED)

YIELDS AND CHARACTERISTICS                 4/30/06                 10/31/05                 4/30/05
---------------------------------------------------------------------------------------------------
Seven-Day Current Yield*                    4.72%                    3.77%                   2.66%
---------------------------------------------------------------------------------------------------
Seven-Day Effective Yield*                  4.83                     3.84                    2.70
---------------------------------------------------------------------------------------------------
Weighted Average Maturity**                45 days                   37 days                39 days
---------------------------------------------------------------------------------------------------
Net Assets (bln)                           $6.7                     $5.5                    $5.9
---------------------------------------------------------------------------------------------------

PORTFOLIO COMPOSITION***                   4/30/06                 10/31/05                 4/30/05
---------------------------------------------------------------------------------------------------
Commercial Paper                           35.8%                    33.3%                   39.4%
---------------------------------------------------------------------------------------------------
Certificates of Deposit                    20.1                     14.9                    14.9
---------------------------------------------------------------------------------------------------
Short-Term Corporate Obligations           15.7                     18.9                    14.2
---------------------------------------------------------------------------------------------------
Repurchase Agreements                      13.5                     13.0                     4.2
---------------------------------------------------------------------------------------------------
US Master Notes                             4.5                      5.5                     5.1
---------------------------------------------------------------------------------------------------
Funding Agreements                          4.1                      4.1                     4.2
---------------------------------------------------------------------------------------------------
US Government Agency Obligations            3.1                      4.4                    14.2
---------------------------------------------------------------------------------------------------
Time Deposits                               2.8                      6.6                     4.5
---------------------------------------------------------------------------------------------------
Money Market Funds                          0.4                      0.2                     0.3
---------------------------------------------------------------------------------------------------
Other Assets Less Liabilities               0.0****                 (0.9)                   (1.0)
---------------------------------------------------------------------------------------------------
TOTAL                                     100.0%                   100.0%                  100.0%
===================================================================================================

Yield data quoted are for Institutional shares. There were no Financial Intermediary shares outstanding during the fiscal year ended April 30, 2006. If such shares had been outstanding at April 30, 2006, the yields would be approximately 0.25% lower than the yields for Institutional shares.

* Yields will fluctuate. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

** The Fund is actively managed and its weighted average maturity will differ over time.

*** Weighting represents percentages of the Fund's net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

**** Weightings represent less than 0.05% of the Fund's net assets as of April
     30, 2006.

AN INVESTMENT IN UBS SELECT MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------

UBS SELECT TREASURY FUND

PERFORMANCE AND PORTFOLIO CHARACTERISTICS AT A GLANCE (UNAUDITED)

YIELDS AND CHARACTERISTICS                  4/30/06                 10/31/05                 4/30/05
----------------------------------------------------------------------------------------------------
Seven-Day Current Yield*                    4.52%                   3.56%                    2.57%
----------------------------------------------------------------------------------------------------
Seven-Day Effective Yield*                  4.62                    3.63                     2.60
----------------------------------------------------------------------------------------------------
Weighted Average Maturity**                 18 days                 15 days                  21 days
----------------------------------------------------------------------------------------------------
Net Assets (mm)                             $580.2                  $371.0                   $461.0
----------------------------------------------------------------------------------------------------

PORTFOLIO COMPOSITION***                     4/30/06                 10/31/05                4/30/05
----------------------------------------------------------------------------------------------------
Repurchase Agreements                         72.8%                   64.0%                    54.8%
----------------------------------------------------------------------------------------------------
US Government Obligations                     27.5                    36.3                     45.4
----------------------------------------------------------------------------------------------------
Other Assets Less Liabilities                 (0.3)                   (0.3)                    (0.2)
----------------------------------------------------------------------------------------------------
TOTAL                                        100.0%                  100.0%                   100.0%
====================================================================================================

Yield data quoted are for Institutional shares. There were no Financial Intermediary shares outstanding during the fiscal year ended April 30, 2006. If such shares had been outstanding at April 30, 2006, the yields would be approximately 0.25% lower than the yields for Institutional shares.

* Yields will fluctuate. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

** The Fund is actively managed and its weighted average maturity will differ over time.

*** Weightings represent percentages of the Fund's net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

AN INVESTMENT IN UBS SELECT TREASURY FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------
8

UBS SELECT MONEY MARKET FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2006

PRINCIPAL
 AMOUNT                                              MATURITY     INTEREST
  (000)                                               DATES        RATES         VALUE
-----------------------------------------------------------------------------------------
US GOVERNMENT AGENCY OBLIGATIONS--3.13%
-----------------------------------------------------------------------------------------
  $124,000  Federal Home Loan Bank                 06/01/06 to    4.700 to
                                                   06/12/06       4.770%*    $123,996,026
-----------------------------------------------------------------------------------------
    85,600  Federal Home Loan Mortgage Corp.       10/23/06 to    4.250 to
                                                   01/12/07       4.720        85,454,174
-----------------------------------------------------------------------------------------
Total US Government Agency Obligations (cost--$209,450,200)                   209,450,200
=========================================================================================

TIME DEPOSIT--2.84%
-----------------------------------------------------------------------------------------
  BANKING-NON-US--2.84%
-----------------------------------------------------------------------------------------
   190,000  State Street Bank & Trust Co.,
               Grand Cayman Islands
               (cost--$190,000,000)                05/01/06       4.850       190,000,000
-----------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT--20.11%
-----------------------------------------------------------------------------------------
  NON-US--11.78%
-----------------------------------------------------------------------------------------
    75,000  ABN AMRO Bank NV (Chicago)             01/24/07       4.850        75,000,000
-----------------------------------------------------------------------------------------
    53,000  Barclays Bank PLC                      02/13/07       5.010        53,000,000
-----------------------------------------------------------------------------------------
    75,000  BNP Paribas                            07/10/06       4.640        75,000,000
-----------------------------------------------------------------------------------------
   125,000  Calyon N.A., Inc.                      08/30/06 to    4.220 to
                                                   03/14/07       5.170       124,998,098
-----------------------------------------------------------------------------------------
    45,250  Canadian Imperial Bank
               of Commerce                         05/31/06       4.870        45,250,000
-----------------------------------------------------------------------------------------
   140,000  Deutsche Bank AG                       08/03/06 to    4.170 to
                                                   03/06/07       5.090       140,000,000
-----------------------------------------------------------------------------------------
    50,000  Deutsche Bank NY                       05/01/06       4.810*       50,000,000
-----------------------------------------------------------------------------------------
    85,000  Fortis Bank NV-SA                      07/07/06       3.930        85,000,000
-----------------------------------------------------------------------------------------
    37,250  San Paolo IMI SpA                      09/15/06       5.010        37,250,000
-----------------------------------------------------------------------------------------
    46,500  Societe Generale                       05/19/06       4.475        46,500,000
-----------------------------------------------------------------------------------------
    56,750  Svenska Handelsbanken                  11/08/06       4.750        56,750,000
-----------------------------------------------------------------------------------------
                                                                              788,748,098
-----------------------------------------------------------------------------------------
  US--8.33%
-----------------------------------------------------------------------------------------
   160,000  American Express,                      05/04/06 to
               Federal Savings Bank                05/10/06       4.780       160,000,000
-----------------------------------------------------------------------------------------
   175,000  First Tennessee Bank N.A.              05/15/06 to    4.770 to
               (Memphis)                           06/02/06       4.880       175,000,000
-----------------------------------------------------------------------------------------
    52,000  SunTrust Bank                          05/01/06       4.796*       52,004,064
-----------------------------------------------------------------------------------------
    46,000  Washington Mutual Bank FA              05/10/06       4.790        46,000,000
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

UBS SELECT MONEY MARKET FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2006

PRINCIPAL
 AMOUNT                                              MATURITY     INTEREST
  (000)                                               DATES        RATES         VALUE
-----------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--(CONCLUDED)
-----------------------------------------------------------------------------------------
  US--(CONCLUDED)
-----------------------------------------------------------------------------------------
     $75,000   Wells Fargo Bank N.A.               05/01/06       4.800%*     $75,000,000
-----------------------------------------------------------------------------------------
      50,000   Wells Fargo Bank N.A.               06/05/06       4.950        50,000,000
-----------------------------------------------------------------------------------------
                                                                              558,004,064
-----------------------------------------------------------------------------------------
Total Certificates of Deposit (cost--$1,346,752,162)                        1,346,752,162
=========================================================================================

Commercial Paper@--35.74%
-----------------------------------------------------------------------------------------
  ASSET BACKED-BANKING--1.48%
-----------------------------------------------------------------------------------------
     100,000   Atlantis One Funding                06/26/06       4.940        99,231,556
-----------------------------------------------------------------------------------------
  ASSET BACKED-MISCELLANEOUS--16.59%
-----------------------------------------------------------------------------------------
     135,850   Amsterdam Funding Corp.             05/02/06 to    4.760 to
                                                   05/24/06       4.840       135,635,999
-----------------------------------------------------------------------------------------
     140,964   Barton Capital LLC                  05/04/06 to    4.760 to
                                                   06/12/06       4.930       140,446,687
-----------------------------------------------------------------------------------------
      56,699   Bryant Park Funding LLC             05/18/06       4.840        56,569,411
-----------------------------------------------------------------------------------------
      84,356   Chariot Funding LLC                 05/19/06       4.850        84,151,437
-----------------------------------------------------------------------------------------
      28,067   Falcon Asset Securitization Corp.   05/18/06       4.810        28,003,249
-----------------------------------------------------------------------------------------
     188,000   Kitty Hawk Funding Corp.            05/18/06 to    4.900 to
                                                   05/25/06       4.910       187,469,044
-----------------------------------------------------------------------------------------
     169,131   Old Line Funding Corp.              05/16/06 to    4.740 to
                                                   05/23/06       4.830       168,710,204
-----------------------------------------------------------------------------------------
      50,000   Preferred Receivables Funding
                  Corp.                            05/22/06       4.880        49,857,667
-----------------------------------------------------------------------------------------
      90,799   Thunderbay Funding                  05/01/06       4.780        90,799,000
-----------------------------------------------------------------------------------------
     169,891   Variable Funding Capital Corp.      05/11/06 to    4.760 to
                                                   05/23/06       4.830       169,527,742
-----------------------------------------------------------------------------------------
                                                                            1,111,170,440
-----------------------------------------------------------------------------------------
  ASSET BACKED-SECURITIES--6.51%
-----------------------------------------------------------------------------------------
      48,000   Beta Finance, Inc.                  05/30/06       4.720        47,817,493
-----------------------------------------------------------------------------------------
      50,000   CC (USA), Inc. (Centauri)           07/20/06       4.970        49,447,778
-----------------------------------------------------------------------------------------
      60,000   Grampian Funding LLC                07/21/06       4.630        59,374,950
-----------------------------------------------------------------------------------------
      95,275   Scaldis Capital LLC                 05/30/06       4.940 to
                                                                  4.960        94,895,295
-----------------------------------------------------------------------------------------
     185,000   Solitaire Funding LLC               05/17/06 to    4.690 to
                                                   05/23/06       4.840       184,530,544
-----------------------------------------------------------------------------------------
                                                                              436,066,060
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10

UBS SELECT MONEY MARKET FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2006

PRINCIPAL
 AMOUNT                                             MATURITY     INTEREST
  (000)                                              DATES         RATES         VALUE
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)
-----------------------------------------------------------------------------------------
  BANKING-NON-US--1.22%
-----------------------------------------------------------------------------------------
     $50,000   Nationwide Building Society         05/16/06       4.810%      $49,899,792
-----------------------------------------------------------------------------------------
      32,500   Santander Central Hispano
                  Finance Delaware, Inc.           07/10/06       4.750        32,199,826
-----------------------------------------------------------------------------------------
                                                                               82,099,618
-----------------------------------------------------------------------------------------
  BANKING-US--5.86%
-----------------------------------------------------------------------------------------
     197,700   Dexia Delaware LLC                  05/05/06 to    4.760 to
                                                   06/19/06       4.910       197,133,876
-----------------------------------------------------------------------------------------
      41,000   ING (US) Funding LLC                06/28/06       4.870        40,678,309
-----------------------------------------------------------------------------------------
     105,000   Nordea N.A., Inc.                   05/10/06       4.625       104,878,594
-----------------------------------------------------------------------------------------
      50,000   Stadshypotek Del, Inc.              06/07/06       4.850        49,750,764
-----------------------------------------------------------------------------------------
                                                                              392,441,543
-----------------------------------------------------------------------------------------
  BROKERAGE--3.36%
-----------------------------------------------------------------------------------------
     100,000   Merrill Lynch & Co., Inc.           05/08/06       4.760        99,907,445
-----------------------------------------------------------------------------------------
     125,000   Morgan Stanley                      05/01/06       4.890*      125,000,000
-----------------------------------------------------------------------------------------
                                                                              224,907,445
-----------------------------------------------------------------------------------------
  FINANCE-NONCAPTIVE DIVERSIFIED--0.72%
-----------------------------------------------------------------------------------------
      50,000   General Electric Capital Corp.      01/05/07       5.030        48,260,458
-----------------------------------------------------------------------------------------
Total Commercial Paper (cost--$2,394,177,120)                               2,394,177,120
=========================================================================================

US MASTER NOTES++--4.48%
-----------------------------------------------------------------------------------------
  BROKERAGE--4.48%
-----------------------------------------------------------------------------------------
     150,000   Banc of America Securities LLC      05/01/06       4.945*      150,000,000
-----------------------------------------------------------------------------------------
     150,000   Bear Stearns Cos., Inc.             05/01/06       4.933*      150,000,000
-----------------------------------------------------------------------------------------
Total US Master Notes (cost--$300,000,000)                                    300,000,000
=========================================================================================

FUNDING AGREEMENTS#--4.10%
-----------------------------------------------------------------------------------------
  INSURANCE-LIFE--4.10%
-----------------------------------------------------------------------------------------
      75,000   Metropolitan Life Insurance Co.     05/01/06       4.926*       75,000,000
-----------------------------------------------------------------------------------------
     125,000   New York Life Insurance Co.         05/01/06       4.916*      125,000,000
-----------------------------------------------------------------------------------------
      75,000   Travelers Insurance Co.             05/01/06       4.916*       75,000,000
-----------------------------------------------------------------------------------------
Total Funding Agreements (cost--$275,000,000)                                 275,000,000
-----------------------------------------------------------------------------------------

SHORT-TERM CORPORATE OBLIGATIONS--15.74%
-----------------------------------------------------------------------------------------
  ASSET BACKED-SECURITIES--6.17%
-----------------------------------------------------------------------------------------
      75,000   CC (USA), Inc. (Centauri)**         05/10/06       4.810*       74,998,233
-----------------------------------------------------------------------------------------
      78,500   CC (USA), Inc. (Centauri)**         04/30/07       5.315        78,496,107
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

UBS SELECT MONEY MARKET FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2006

PRINCIPAL
 AMOUNT                                              MATURITY    INTEREST
  (000)                                               DATES       RATES         VALUE
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
SHORT-TERM CORPORATE OBLIGATIONS--(CONCLUDED)
-----------------------------------------------------------------------------------------
  ASSET BACKED-SECURITIES--(CONCLUDED)
-----------------------------------------------------------------------------------------
     $90,000   K2 (USA) LLC**                      05/15/06 to    4.856 to
                                                   05/25/06       4.944%*     $89,999,564
-----------------------------------------------------------------------------------------
     100,000   Links Finance LLC**                 05/05/06 to    4.820 to
                                                   07/17/06       5.013*       99,997,856
-----------------------------------------------------------------------------------------
      70,000   Links Finance LLC**                 02/07/07       4.945        70,000,000
-----------------------------------------------------------------------------------------
                                                                              413,491,760
-----------------------------------------------------------------------------------------
  AUTOMOBILE OEM--1.04%
-----------------------------------------------------------------------------------------
      70,000   American Honda Finance Corp.**      06/06/06       4.800*       70,000,000
-----------------------------------------------------------------------------------------
  BANKING-NON-US--3.75%
-----------------------------------------------------------------------------------------
      85,000   Bank of Ireland**                   05/20/06       4.893*       85,000,000
-----------------------------------------------------------------------------------------
      81,000   Commonwealth Bank of Australia**    05/24/06       4.920*       81,000,000
-----------------------------------------------------------------------------------------
      85,000   HBOS Treasury Services PLC**        05/02/06       4.876*       85,000,000
-----------------------------------------------------------------------------------------
                                                                              251,000,000
-----------------------------------------------------------------------------------------
  FINANCE-CAPTIVE AUTOMOTIVE--0.89%
-----------------------------------------------------------------------------------------
      60,000   Toyota Motor Credit Corp.           05/01/06       4.800*       60,000,000
-----------------------------------------------------------------------------------------
  FINANCE-NONCAPTIVE CONSUMER--2.02%
-----------------------------------------------------------------------------------------
     135,000   HSBC Finance Corp.                  05/01/06 to    4.985 to
                                                   06/22/06       5.035*      135,040,252
-----------------------------------------------------------------------------------------
  FINANCE-NONCAPTIVE DIVERSIFIED--1.87%
-----------------------------------------------------------------------------------------
     125,000   General Electric Capital Corp.      05/09/06       4.949*      125,000,000
-----------------------------------------------------------------------------------------
Total Short-Term Corporate Obligations (cost--$1,054,532,012)               1,054,532,012
=========================================================================================

REPURCHASE AGREEMENTS--13.51%
-----------------------------------------------------------------------------------------
     300,000   Repurchase Agreement dated
                  04/28/06 with Citigroup
                  Financial Products,
                  collateralized by
                  $341,894,852 various
                  whole loan assets, zero
                  coupon to 10.570% due
                  05/01/06 to 06/01/43;
                  (value--$334,109,559);
                  proceeds: $300,125,750           05/01/06       5.030       300,000,000
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
12

UBS SELECT MONEY MARKET FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2006

PRINCIPAL
 AMOUNT                                             MATURITY     INTEREST
 (000)                                               DATES        RATES          VALUE
-----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--(CONCLUDED)
-----------------------------------------------------------------------------------------
  $150,000  Repurchase Agreement dated
               04/28/06 with Deutsche Bank
               Securities, Inc., collateralized
               by $8,744,000 Federal Home Loan
               Mortgage Corp. obligations,
               5.250% due 12/01/14 and
               $146,632,000 Federal National
               Mortgage Association obligations,
               zero coupon to 6.250% due
               07/19/06 to 10/27/25;
               (value--$153,000,629);
               proceeds: $150,059,750              05/01/06       4.780%     $150,000,000
-----------------------------------------------------------------------------------------
   155,000  Repurchase Agreement dated
               04/28/06 with Goldman Sachs
               Mortgage Corp., collateralized
               by $56,360,000 Federal Home Loan
               Bank obligations, 3.750% to
               5.250% due 11/30/06 to 06/18/14,
               $47,265,000 Federal Home Loan
               Mortgage Corp. obligations,
               5.050% to 6.750% due 02/14/08
               to 03/15/31 and $50,002,000
               Federal National Mortgage
               Association obligations, zero
               coupon to 6.375% due 07/05/06
               to 06/15/09; (value--
               $158,100,833); proceeds:
               $155,061,613                        05/01/06       4.770       155,000,000
-----------------------------------------------------------------------------------------
   300,000  Repurchase Agreement dated
               04/28/06 with Goldman Sachs
               Mortgage Corp., collateralized
               by $303,089,197 various whole
               loan assets, zero coupon due
               01/01/10; (value--$309,000,001);
               proceeds: $300,125,625              05/01/06       5.025       300,000,000
-----------------------------------------------------------------------------------------
Total Repurchase Agreements (cost--$905,000,000)                              905,000,000
=========================================================================================

--------------------------------------------------------------------------------

UBS SELECT MONEY MARKET FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2006

NUMBER OF
 SHARES                                                          INTEREST
 (000)                                                             RATE         VALUE
-----------------------------------------------------------------------------------------
MONEY MARKET FUND+--0.37%
-----------------------------------------------------------------------------------------
    24,789  BlackRock Provident Institutional
               TempFund (cost--$24,788,653)                       4.706%      $24,788,653
=========================================================================================
Total Investments (cost--$6,699,700,147 which
   approximates cost for federal income
   tax purposes)--100.02%                                                   6,699,700,147
-----------------------------------------------------------------------------------------
Liabilities in excess of other assets--(0.02)%                                 (1,497,287)
-----------------------------------------------------------------------------------------
Net Assets (applicable to 6,698,119,909
   Institutional shares of beneficial interest
   outstanding equivalent to $1.00
   per share)--100.00%                                                     $6,698,202,860
=========================================================================================

* Variable rate securities--maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of April 30, 2006, and reset periodically.

** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 10.96% of net assets as of April 30, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

@     Interest rates shown are the discount rates at date of purchase.

+     Interest rate shown reflects yield at April 30, 2006.

OEM   Original Equipment Manufacturer

# The securities detailed in the table below, which represent 4.10% of net assets, are considered illiquid and restricted as of April 30, 2006.

                                                          ACQUISITION                  VALUE AS A
                                                           COST AS A                   PERCENTAGE
                           ACQUISITION     ACQUISITION   PERCENTAGE OF                     OF
RESTRICTED SECURITIES        DATE+++          COST        NET ASSETS        VALUE      NET ASSETS
-------------------------------------------------------------------------------------------------
Metropolitan Life
   Insurance Co., 4.926%,
   05/01/06                  04/03/06       $75,000,000      1.12%       $75,000,000      1.12%
-------------------------------------------------------------------------------------------------
New York Life
   Insurance Co. 4.916%,
   05/01/06                  04/03/06       125,000,000      1.86        125,000,000      1.86
-------------------------------------------------------------------------------------------------
Travelers Insurance Co.,
   4.926%, 05/01/06          04/03/06        75,000,000      1.12         75,000,000      1.12
-------------------------------------------------------------------------------------------------
                                           $275,000,000      4.10%      $275,000,000      4.10%
=================================================================================================

--------------------------------------------------------------------------------
14

UBS SELECT MONEY MARKET FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2006

++ The securities detailed in the table below, which represent 4.48% of net assets, are considered liquid and restricted as of April 30, 2006.

                                                           ACQUISITION                 VALUE AS A
                                                            COST AS A                  PERCENTAGE
                            ACQUISITION    ACQUISITION    PERCENTAGE OF                    OF
RESTRICTED SECURITIES         DATE+++          COST         NET ASSETS       VALUE     NET ASSETS
-------------------------------------------------------------------------------------------------
Banc of America Securities
   LLC, 4.945%, 05/01/06      04/28/06      $150,000,000      2.24%      $150,000,000     2.24%
-------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.,
   4.933%, 05/01/06           04/28/06       150,000,000      2.24        150,000,000     2.24
-------------------------------------------------------------------------------------------------
                                            $300,000,000      4.48%      $300,000,000     4.48%
=================================================================================================

+++ Acquisition dates represent most recent reset dates on variable rate securities.

ISSUER BREAKDOWN BY COUNTRY (UNAUDITED)

                        PERCENTAGE OF PORTFOLIO ASSETS
------------------------------------------------------
United States                                    80.4%
------------------------------------------------------
France                                            3.7
------------------------------------------------------
Germany                                           2.8
------------------------------------------------------
Grand Cayman Islands                              2.8
------------------------------------------------------
United Kingdom                                    2.8
------------------------------------------------------
Belgium                                           1.3
------------------------------------------------------
Ireland                                           1.3
------------------------------------------------------
Australia                                         1.2
------------------------------------------------------
Netherlands                                       1.1
------------------------------------------------------
Sweden                                            0.8
------------------------------------------------------
Canada                                            0.7
------------------------------------------------------
Italy                                             0.6
------------------------------------------------------
Spain                                             0.5
------------------------------------------------------
Total                                           100.0%
======================================================

                      Weighted average maturity -- 45 days

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

UBS SELECT TREASURY FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2006

PRINCIPAL
 AMOUNT                                               MATURITY   INTEREST
  (000)                                                DATES      RATES         VALUE
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
US GOVERNMENT OBLIGATIONS--27.46%
  $105,000  US Treasury Bills (1)                   05/25/06 to   4.480 to
                                                    07/13/06      4.568%@    $104,498,114
-----------------------------------------------------------------------------------------
    55,000  US Treasury Notes (1)                   07/31/06      2.750        54,782,574
-----------------------------------------------------------------------------------------
Total US Government Obligations (cost--$159,280,688)                          159,280,688
=========================================================================================

REPURCHASE AGREEMENTS--72.83%
-----------------------------------------------------------------------------------------
    90,000  Repurchase Agreement dated
               04/28/06 with Banc of America,
               collateralized by $91,988,000
               US Treasury Notes, 3.125% to
               4.625% due 05/15/07 to
               03/31/08; (value--$91,800,534);
               proceeds: $90,035,100                05/01/06      4.680        90,000,000
-----------------------------------------------------------------------------------------
    70,000  Repurchase Agreement dated
               04/28/06 with Bear Stearns & Co.,
               collateralized by $4,151,000
               US Treasury Inflation Index Bonds,
               3.375% to 3.625% due 04/15/28 to
               04/15/32, $19,950,000 US Treasury
               Inflation Index Notes, 2.000% to
               3.375% due 01/15/12 to 01/15/14
               and $44,713,000 US Treasury Notes,
               3.000% to 5.750% due 02/15/09 to
               11/15/15; (value--$71,442,516);
               proceeds: $70,027,183                05/01/06      4.660        70,000,000
-----------------------------------------------------------------------------------------
    82,500  Repurchase Agreement dated
               04/28/06 with Deutsche Bank
               Securities, Inc., collateralized by
               $48,290,000 US Treasury Bonds,
               7.125% to 12.500% due 08/15/14 to
               02/15/23 and $21,937,000
               US Treasury Notes, 6.500% due
               02/15/10; (value--$84,151,103);
               proceeds: $82,532,175                05/01/06      4.680        82,500,000
-----------------------------------------------------------------------------------------
    80,000  Repurchase Agreement dated
               04/28/06 with Merrill Lynch & Co.,
               collateralized by $81,420,000
               US Treasury Notes, 4.625% due
               02/29/08; (value--$81,600,357);
               proceeds: $80,031,333                05/01/06      4.700        80,000,000
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
16

UBS SELECT TREASURY FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2006

PRINCIPAL
 AMOUNT                                               MATURITY   INTEREST
 (000)                                                 DATES      RATES         VALUE
-----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--(CONCLUDED)
-----------------------------------------------------------------------------------------
  $100,000  Repurchase Agreement dated
               04/28/06 with Morgan Stanley &
               Co., collateralized by
               $319,509,000 US Treasury Bond
               Principal Strips, zero coupon
               due 11/15/27; (value--
               $102,000,053); proceeds:
               $100,039,167                         05/01/06      4.700%     $100,000,000
-----------------------------------------------------------------------------------------
        46  Repurchase Agreement dated
               04/28/06 with State Street
               Bank & Trust Co., collateralized
               by $46,922 US Treasury Bills,
               zero coupon due 06/08/06,
               $174 US Treasury Bonds,
               8.000% due 11/15/21 and
               $25 US Treasury Notes,
               4.000% due 06/15/09;
               (value--$46,942);
               proceeds: $46,016                    05/01/06      4.300            46,000
-----------------------------------------------------------------------------------------
Total Repurchase Agreements (cost--$422,546,000)                              422,546,000
=========================================================================================
Total Investments (cost--$581,826,688
   which approximates cost for federal
   income tax purposes)--100.29%                                              581,826,688
-----------------------------------------------------------------------------------------
Liabilities in excess of other assets--(0.29)%                                 (1,664,215)
-----------------------------------------------------------------------------------------
Net Assets (applicable to 580,112,609
   Institutional shares of beneficial
   interest outstanding equivalent to
   $1.00 per share)--100.00%                                                 $580,162,473
=========================================================================================

@   Interest rates shown are the discount rates at date of purchase.

(1) Security, or portion thereof, was on loan at April 30, 2006.

                      Weighted average maturity -- 18 days

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

STATEMENT OF OPERATIONS

                                                                 For the
                                                               Year Ended
                                                              April 30, 2006
                                                      -----------------------------
                                                        UBS Select      UBS Select
                                                       Money Market      Treasury
                                                           Fund            Fund
-----------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                               $241,312,978    $15,966,236
-----------------------------------------------------------------------------------
Securities lending income                                        --        108,700
-----------------------------------------------------------------------------------
                                                        241,312,978     16,074,936
-----------------------------------------------------------------------------------
EXPENSES:

Investment advisory and administration fees              10,945,811        751,526
-----------------------------------------------------------------------------------
Trustees' fees                                               69,940         15,979
-----------------------------------------------------------------------------------
                                                         11,015,751        767,505
-----------------------------------------------------------------------------------
Net investment income                                   230,297,227     15,307,431
-----------------------------------------------------------------------------------
Net realized gains from investment activities                   622         13,588
-----------------------------------------------------------------------------------
Net increase in net assets resulting from operations   $230,297,849    $15,321,019
===================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
18

UBS SELECT MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                           For the Years Ended April 30,
                                                         ---------------------------------
                                                             2006                2005
------------------------------------------------------------------------------------------
FROM OPERATIONS:

Net investment income                                     $230,297,227       $113,387,967
------------------------------------------------------------------------------------------
Net realized gains from investment activities                      622             13,697
------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations       230,297,849        113,401,664
------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income-Institutional shares                (230,297,227)      (113,387,967)
------------------------------------------------------------------------------------------
Net realized gains from investment
   activities-Institutional shares                                  --            (12,000)
------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders         (230,297,227)      (113,399,967)
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from beneficial
   interest transactions                                   764,122,902     (1,557,568,224)
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                      764,123,524     (1,557,566,527)
------------------------------------------------------------------------------------------
NET ASSETS:

Beginning of year                                        5,934,079,336      7,491,645,863
------------------------------------------------------------------------------------------
End of year                                             $6,698,202,860     $5,934,079,336
==========================================================================================
Accumulated undistributed net investment income               $--                $--
==========================================================================================

                  See accompanying notes to financial statements

--------------------------------------------------------------------------------

UBS SELECT TREASURY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                        For the Years Ended April 30,
                                                       -------------------------------
                                                           2006               2005
--------------------------------------------------------------------------------------
FROM OPERATIONS:

Net investment income                                   $15,307,431        $6,296,730
--------------------------------------------------------------------------------------
Net realized gains from investment activities                13,588            36,276
--------------------------------------------------------------------------------------
Net increase in net assets resulting from operations     15,321,019         6,333,006
--------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:

Net investment income-Institutional shares              (15,307,431)       (6,296,730)
--------------------------------------------------------------------------------------
Net increase in net assets from beneficial
  interest transactions                                 119,102,833        75,473,369
--------------------------------------------------------------------------------------
Net increase in net assets                              119,116,421        75,509,645
--------------------------------------------------------------------------------------
NET ASSETS:

Beginning of year                                       461,046,052       385,536,407
--------------------------------------------------------------------------------------
End of year                                            $580,162,473      $461,046,052
======================================================================================
Accumulated undistributed net investment income            $--                $--
======================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
20

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Select Money Market Fund ("Money Market Fund") and UBS Select Treasury Fund ("Treasury Fund") (each a "Fund", collectively, the "Funds") are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified series of UBS Money Series (the "Trust"), an open-end management investment company organized as a Delaware business trust on April 29, 1998. The Trust is a series mutual fund with four operating funds: the Funds, UBS Liquid Assets Fund and UBS Cash Reserves Fund. The financial statements for the UBS Liquid Assets Fund and UBS Cash Reserves Fund are not included herein.

The Funds currently offer two classes of shares, Institutional shares and Financial Intermediary shares. During the year ended April 30, 2006, the Funds only had Institutional shares outstanding. Each class represents interests in the same assets of the Fund, and both classes have equal voting privileges, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries, bear certain service fees and, to the extent that matters pertaining to the Shareholder Services Plan or to the Financial Intermediary shares are submitted to shareholders for approval, only the holders of Financial Intermediary shares are entitled to vote thereon.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost, unless the Trust's Board of Trustees (the "Board") determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Funds is performed in an effort to ensure amortized cost approximates

--------------------------------------------------------------------------------

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

NOTES TO FINANCIAL STATEMENTS

market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

--------------------------------------------------------------------------------
22

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

NOTES TO FINANCIAL STATEMENTS

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

UBS Global Asset Management (US) Inc. ("UBS Global AM--US") served as each Fund's Investment Advisor and Administrator from May 1, 2005, until April 1, 2006. On April 1, 2006, each Fund's Investment Advisory and Administration Contract ("Advisory Contract") was transferred from UBS Global AM--US to UBS Global Asset Management (Americas) Inc. ("UBS Global AM--Americas").

The transfer of the Advisory Contracts between sister companies occurred in connection with an internal reorganization involving UBS Global AM--US and UBS Global AM--Americas. The Trust's Board of Trustees approved the transfer of the Advisory Contract effective April 1, 2006. All of the personnel of UBS Global AM--US who previously provided investment advisory services to each Fund continue to provide investment advisory services to each Fund as employees of UBS Global AM--Americas. UBS Global AM--Americas has the same contractual rights and responsibilities under each Advisory Contract as those previously held by UBS Global AM--US. UBS Global AM--US and UBS Global AM--Americas are both indirect wholly owned subsidiaries of UBS AG. UBS Global AM--US continues to serve as each Fund's principal underwriter.

In accordance with each Advisory Contract, each Fund paid UBS Global AM--Americas (or UBS Global AM--US for periods prior to April 1, 2006) an investment advisory and administration fee, which was accrued daily and paid monthly, at an annual rate of 0.18% of the Fund's average daily net assets. At April 30, 2006, the Money Market Fund and the Treasury Fund owed UBS Global AM--Americas $986,308 and $81,497, respectively, in investment advisory and administration fees.

Under each Advisory Contract, UBS Global AM--Americas (or UBS Global AM--US for periods prior to April 1, 2006) had agreed to pay all expenses of the respective Fund other than the investment advisory and administration fees, the fees payable pursuant to the Shareholder Service Plan adopted by the Trust with respect to the Fund's Financial Intermediary shares, fees and expenses (including legal counsel fees) of those trustees who are not "interested persons" of the Trust (as defined in the 1940 Act)

--------------------------------------------------------------------------------

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

NOTES TO FINANCIAL STATEMENTS

("Independent Trustees"), interest, taxes and the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the Fund and any losses incurred in connection therewith and extraordinary expenses (such as costs of litigation to which the Trust or a Fund is a party and of indemnifying officers and trustees of the Trust). Although UBS Global AM--Americas (or UBS Global AM--US for periods prior to April 1, 2006) was not obligated to pay the fees and expenses of the Independent Trustees, it was contractually obligated to reduce its investment advisory and administration fees in an amount equal to those fees and expenses.

ADDITIONAL INFORMATION REGARDING COMPENSATION TO AFFILIATE
OF A BOARD MEMBER

Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested trustee of the Funds. The Funds have been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the year ended April 30, 2006, the Money Market Fund and the Treasury Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $6,004,309,053 and $15,160,000,000, respectively. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM--Americas (or UBS Global AM--US for periods prior to April 1, 2006), UBS Global AM--Americas (or UBS Global AM--US for periods prior to April 1, 2006) believes that under normal circumstances it represents a small portion of the total value of the transactions.

SHAREHOLDER SERVICES PLAN AND AGREEMENT

Under a separate Shareholder Services Plan and Agreement adopted for each Fund with respect to its Financial Intermediary shares, each Fund has agreed to pay UBS Global AM--US monthly fees at the annual rate of 0.25% of the average daily net assets of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under

--------------------------------------------------------------------------------
24

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

NOTES TO FINANCIAL STATEMENTS

related agreements with those financial intermediaries ("Shareholder Service Agreements"), UBS Global AM--US pays an identical fee to the financial intermediaries for certain support services that they provide to their customers as specified in the Shareholder Service Agreements.

SECURITIES LENDING

Each Fund may lend securities up to 331/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under each Fund's securities lending program. UBS Securities LLC is the Funds' lending agent. For the year ended April 30, 2006, UBS Securities LLC earned $32,477 in compensation as the Treasury Fund's lending agent. At April 30, 2006, the Treasury Fund owed UBS Securities LLC $2,061 in compensation for services as its lending agent. The Money Market Fund did not loan any securities during the year ended April 30, 2006.

At April 30, 2006, the Treasury Fund had securities on loan having a market value of $159,588,885. The Treasury Fund's custodian held US government securities having an aggregate value of $163,240,949 as collateral for portfolio securities loaned as follows:

PRINCIPAL
 AMOUNT                                   MATURITY      INTEREST
 (000)                                     DATES          RATES          VALUE
----------------------------------------------------------------------------------
$149,475    US Treasury Principal Strip   02/15/19       8.875%       $76,280,082
----------------------------------------------------------------------------------
 199,027    US Treasury Principal Strip   11/15/21       8.000         86,960,867
----------------------------------------------------------------------------------
                                                                     $163,240,949
==================================================================================

--------------------------------------------------------------------------------

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

NOTES TO FINANCIAL STATEMENTS

OTHER LIABILITIES AND COMPONENTS OF NET ASSETS

At April 30, 2006, the Funds had the following liabilities outstanding:

                                                                    DIVIDENDS
                                                                     PAYABLE
------------------------------------------------------------------------------
Money Market Fund                                                 $25,272,342
------------------------------------------------------------------------------
Treasury Fund                                                       2,136,057
==============================================================================

At April 30, 2006, the components of net assets were as follows:

                                              ACCUMULATED
                            ACCUMULATED       NET REALIZED
                           PAID IN CAPITAL        GAIN            NET ASSETS
------------------------------------------------------------------------------
Money Market Fund         $6,698,119,909        $82,951        $6,698,202,860
------------------------------------------------------------------------------
Treasury Fund                580,112,609         49,864           580,162,473
==============================================================================

FEDERAL TAX STATUS

Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Funds during the fiscal years ended April 30, 2006 and April 30, 2005 was ordinary income.

At April 30, 2006, the component of accumulated earnings on a tax basis was undistributed ordinary income of $25,355,293 for Money Market Fund and undistributed ordinary income of $2,186,928 and accumulated capital and other losses of $1,007 for Treasury Fund.

In accordance with US Treasury regulations, Treasury Fund has elected to defer $1,007 of net realized capital losses arising after October 31, 2005. Such losses are treated for tax purposes as arising on May 1, 2006.

To reflect reclassifications arising from permanent "book/tax" differences for the year ended April 30, 2006, undistributed net investment income was increased by $1,697 and accumulated net realized gain was decreased by $1,697 for Money Market Fund. For Treasury Fund, undistributed net investment income was increased by $36,276 and accumulated net

--------------------------------------------------------------------------------
26

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

NOTES TO FINANCIAL STATEMENTS

realized gain was decreased by $36,276. These differences are primarily due to reclassifications of distributions for tax purposes.

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                              INSTITUTIONAL SHARES
                                                   ------------------------------------------
                                                          FOR THE YEARS ENDED APRIL 30,
                                                   ------------------------------------------
UBS SELECT MONEY MARKET FUND*                            2006                      2005
---------------------------------------------------------------------------------------------
Shares sold                                          78,283,668,046            75,204,937,787
---------------------------------------------------------------------------------------------
Shares repurchased                                  (77,696,851,893)          (76,849,493,040)
---------------------------------------------------------------------------------------------
Dividends reinvested                                    177,306,749                86,987,029
---------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding           764,122,902            (1,557,568,224)
=============================================================================================

                                                                INSTITUTIONAL SHARES
                                                   ------------------------------------------
                                                           FOR THE YEARS ENDED APRIL 30,
                                                   ------------------------------------------
UBS SELECT TREASURY FUND*                                2006                      2005
---------------------------------------------------------------------------------------------
Shares sold                                           2,008,172,471             1,310,180,906
---------------------------------------------------------------------------------------------
Shares repurchased                                   (1,901,581,396)           (1,239,834,399)
---------------------------------------------------------------------------------------------
Dividends reinvested                                     12,511,758                 5,126,862
---------------------------------------------------------------------------------------------
Net increase in shares outstanding                      119,102,833                75,473,369
=============================================================================================

 * For the years ended April 30, 2006 and April 30, 2005, there were no Financial Intermediary shares outstanding.

--------------------------------------------------------------------------------

UBS SELECT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                      INSTITUTIONAL SHARES
                                ----------------------------------------------------------------

                                                  FOR THE YEARS ENDED APRIL 30,
                                ----------------------------------------------------------------
                                      2006         2005         2004         2003         2002
------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                $1.00        $1.00        $1.00        $1.00        $1.00
------------------------------------------------------------------------------------------------
Net investment income                 0.037        0.017        0.010        0.015        0.029
------------------------------------------------------------------------------------------------
Dividends from net
   investment income                 (0.037)      (0.017)      (0.010)      (0.015)      (0.029)
------------------------------------------------------------------------------------------------
Distributions from net
   realized gains from
   investment activities                 --       (0.000)@         --       (0.000)@         --
------------------------------------------------------------------------------------------------
Total dividends and
   distributions                     (0.037)      (0.017)      (0.010)      (0.015)      (0.029)
------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                      $1.00        $1.00        $1.00        $1.00        $1.00
------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)             3.81%        1.72%        0.98%        1.56%        2.96%
------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets,
   end of period (000's)         $6,698,203   $5,934,079   $7,491,646   $6,335,525   $7,795,414
------------------------------------------------------------------------------------------------
Expenses to average
   net assets, net of fee
   waivers by advisor                  0.18%        0.18%        0.18%        0.17%        0.16%
------------------------------------------------------------------------------------------------
Expenses to average
   net assets, before fee
   waivers by advisor                  0.18%        0.18%        0.18%        0.18%        0.18%
------------------------------------------------------------------------------------------------
Net investment income to
   average net assets, net of
   fee waivers by advisor              3.76%        1.68%        0.97%        1.54%        2.70%
------------------------------------------------------------------------------------------------
Net investment income to
   average net assets, before
   fee waivers by advisor              3.76%        1.68%        0.97%        1.53%        2.68%
------------------------------------------------------------------------------------------------

@  Amount of distribution paid represents less than $0.0005 per share.

++ Reissuance of shares.

*  Annualized.

1 Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized.
   Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

2 At December 31, 2003, there were no Financial Intermediary shares outstanding.

--------------------------------------------------------------------------------
28

FINANCIAL INTERMEDIARY SHARES(2)
--------------------------------
        FOR THE PERIOD
           MAY 28,
          2003++ TO
     DECEMBER 30, 2003
--------------------------------
            $1.00
--------------------------------
            0.004
--------------------------------

           (0.004)
--------------------------------

               --
--------------------------------
           (0.004)
--------------------------------
            $1.00
--------------------------------
             0.43%
--------------------------------

              $--
--------------------------------

             0.43%*
--------------------------------

             0.43%*
--------------------------------

             0.72%*
--------------------------------

             0.72%*
--------------------------------

--------------------------------------------------------------------------------

UBS SELECT TREASURY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                            INSTITUTIONAL SHARES
                                        --------------------------------------------------------------
                                                                                    FOR THE PERIOD
                                              FOR THE YEARS ENDED APRIL 30,            MARCH 23,
                                        ----------------------------------------        2004+ TO
                                              2006                    2005          APRIL 30, 2004
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $1.00                   $1.00                $1.00
------------------------------------------------------------------------------------------------------
Net investment income                          0.036                   0.016                0.001
------------------------------------------------------------------------------------------------------
Dividends from net investment income          (0.036)                 (0.016)              (0.001)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $1.00                   $1.00                $1.00
------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                      3.65%                   1.61%                0.08%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)           $580,162                $461,046            $385,536
------------------------------------------------------------------------------------------------------
Expenses to average net assets                  0.18%                   0.18%               0.18%*
------------------------------------------------------------------------------------------------------
Net investment income to average net assets     3.59%                   1.63%               0.78%*
======================================================================================================

+ Commencement of operations.

* Annualized.

1 Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

--------------------------------------------------------------------------------
30

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
ERNST & YOUNG LLP

To the Board of Trustees and Shareholders of UBS Select Money Market Fund and
UBS Select Treasury Fund

We have audited the accompanying statements of net assets of UBS Select Money Market Fund and UBS Select Treasury Fund (the "Funds") (two of the funds comprising UBS Money Series), as of April 30, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Select Money Market Fund and UBS Select Treasury Fund at April 30, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

                                                           /S/ Ernst & Young LLP

New York, New York
June 15, 2006

--------------------------------------------------------------------------------

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

GENERAL INFORMATION (UNAUDITED)

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-800-647 1568.

--------------------------------------------------------------------------------
32

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

GENERAL INFORMATION (UNAUDITED)

SHAREHOLDER MEETING INFORMATION

A special meeting of shareholders of UBS Money Series (the "Trust") was held on December 21, 2005. UBS Select Money Market Fund and UBS Select Treasury Fund (each a "Fund") are two of four portfolios comprising the Trust. Shareholders of all four portfolios of the Trust, including the two Funds, voted together as a single class in the election of board members.

At the meeting, Richard Q. Armstrong, David J. Beaubien, Alan S. Bernikow, Richard R. Burt, Meyer Feldberg, Bernard H. Garil, Heather R. Higgins and William D. White were elected to serve as trustees for an indefinite term until their successors are duly elected and qualified or until they retire, resign or are earlier removed. The shares were voted as indicated below:


                                                                                      SHARES
TO VOTE FOR OR WITHHOLD                                       SHARES                 WITHHOLD
AUTHORITY IN THE ELECTION OF:                                VOTED FOR              AUTHORITY
------------------------------------------------------------------------------------------------
Richard Q. Armstrong                                      5,855,057,659.796       91,570,172.434
------------------------------------------------------------------------------------------------
David J. Beaubien                                         5,851,614,817.608       95,013,014.622
------------------------------------------------------------------------------------------------
Richard R. Burt                                           5,783,155,264.206      163,472,568.024
------------------------------------------------------------------------------------------------
Meyer Feldberg                                            5,777,424,624.437      169,203,207.793
------------------------------------------------------------------------------------------------
William D. White                                          5,850,835,303.933       95,792,528.297
------------------------------------------------------------------------------------------------
Alan S. Bernikow                                          5,855,147,886.220       91,479,949.010
------------------------------------------------------------------------------------------------
Bernard H. Garil                                          5,855,319,139.715       91,308,692.515
------------------------------------------------------------------------------------------------
Heather R. Higgins                                        5,780,908,578.403      165,719,253.827
------------------------------------------------------------------------------------------------

To the best of the Trust's knowledge, there were no "broker non-votes". (Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.) Mr. White retired from the board at the end of January 2006.

--------------------------------------------------------------------------------

UBS SELECT MONEY MARKET FUND

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

BACKGROUND--At a meeting of the board of UBS Money Series (the "Trust") on February 8, 2006, the members of the board, including the board members who are not "interested persons" of the Trust ("Independent Trustees"), as defined in the Investment Company Act of 1940, as amended, considered and approved the transfer of the current Investment Advisory and Administration Agreement between the Trust, with respect to UBS Select Money Market Fund (the "Fund"), a series of the Trust, and UBS Global Asset Management (US) Inc. ("UBS Global AM") to UBS Global Asset Management (Americas) Inc. ("UBS Global Americas"), an affiliate of UBS Global AM. The board received information and materials about the proposed transfer both at its November 2005 meeting and at its February 2006 meeting. In considering the approval of the transfer of the Investment Advisory and Administration Agreement (such transfer referred to as the "New Investment Advisory and Administration Agreement"), the board reviewed a memorandum from UBS Global AM explaining the reasons for the proposed transfer, including that the transfer would result in management efficiencies and eliminate the duplication of functions that had resulted from having two registered investment advisors, UBS Global AM and UBS Global Americas, providing investment advisory services to the UBS funds. The board also reviewed material provided by UBS Global AM on UBS Global Americas, including that the current portfolio managers for the Fund would not change as a result of the transfer from UBS Global AM to UBS Global Americas. The board also noted management's explanation that any expenses resulting from the transfer would be borne by UBS Global AM, and not the Fund. The board also received and reviewed a draft of an opinion to be provided by Dechert LLP, counsel to the Fund, that the proposed transfer would not be considered an "assignment" of the existing investment advisory contract under the Investment Company Act of 1940, as amended, because (1) there would be no change of actual control of the investment advisor to the Fund; (2) there would be no change of management of the investment advisor to the Fund; (3) the nature, quality and extent of the investment advisory services provided by UBS Global AM under the current Investment Advisory and Administration Agreement would not change as a result of the transfer; (4) the transfer would not result in any change in the fundamental investment processes, investment strategies or investment techniques currently employed by UBS Global AM portfolio managers or other investment professionals in providing services to the Fund; and (5) there would be no change to any of the material terms of the Investment Advisory and Administration Agreements as a

--------------------------------------------------------------------------------
34

UBS SELECT MONEY MARKET FUND

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

result of the transfer. The board took note of its knowledge of UBS Global AM and its affiliates, including UBS Global Americas, and the current Investment Advisory and Administration Agreement for the Fund, including the extensive materials it had reviewed at its annual contract renewal meeting in the summer of 2005 for the Fund, and noted that it had at that time received a memorandum from its independent legal counsel discussing, among other things, the duties of board members in considering approval of advisory and administration agreements.

In its consideration of the approval of the New Investment Advisory and Administration Agreement, the board considered the following factors:

NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE NEW INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT--The board took note that at its last annual contract renewal meeting for the Fund, in connection with its review of the Fund's advisory and distribution agreements, it had received and considered extensive information regarding the nature, extent and quality of management services generally provided to the Fund by UBS Global AM under the Investment Advisory and Administration Agreement, and a description of the administrative and other services rendered to the Fund and its shareholders by UBS Global AM and UBS Global AM's role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board considered management's explanation that UBS Global Americas would provide identical services under the New Investment Advisory and Administration Agreement as were provided by UBS Global AM under the current Investment Advisory and Administration Agreement. The board's evaluation of the services to be provided by UBS Global Americas to the Fund took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of investment management and other capabilities and the quality of administrative and other services, and considered that based on the materials presented to them these services would remain the same. The board also considered, based on its knowledge of UBS Global AM and UBS Global Americas, the financial resources available to UBS Global Americas and its parent organization, UBS AG, one of the leading financial services companies in the world.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided to the Fund under the New Investment Advisory and Administration Agreement.

--------------------------------------------------------------------------------

UBS SELECT MONEY MARKET FUND

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

MANAGEMENT FEES--The board noted that the current contractual management fee for the Fund under the current Investment Advisory and Administration Agreement was not proposed to be changed under the New Investment Advisory and Administration Agreement. The board also considered that at its most recent annual contract renewal meeting during the summer of 2005 it had received and reviewed information on the contractual management fee payable by the Fund to UBS Global AM, including information on management fees paid by comparable funds. The board recognized that the current fee arrangements would not change as a result of the transfer.

Taking all of the above into consideration, the board determined that the proposed contractual management fee was reasonable in light of the nature, extent and quality of the services proposed to be provided to the Fund under the New Investment Advisory and Administration Agreement.

FUND PERFORMANCE--The board took into consideration the reports on Fund performance received by the board at each meeting and the more extensive review and discussion of Fund performance at its most recent annual contract renewal meeting. The board also noted that the transfer would not result in any change in the fundamental investment processes, investment strategies or investment techniques of the Fund and that no changes in the current Fund personnel overseeing Fund management were proposed or anticipated as a result of the transfer.

Based on its prior review and the more updated performance information provided, the board concluded that the Fund's investment performance was satisfactory.

ADVISOR PROFITABILITY--As UBS Global Americas would be a new advisor to the Fund, profitability of UBS Global Americas in providing services to the Fund was not a primary factor considered by the board. The board did note that at its most recent annual contract renewal meeting it received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund and had determined at that time that UBS Global AM's profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund. The board also recognized that the management fee would not change as a result of the transfer and the services provided to the Fund by UBS Global Americas would be identical to those currently provided by UBS Global AM, making the profitability data received at its last contract renewal meeting still of some relevance. UBS Global AM also noted management's explanation

--------------------------------------------------------------------------------
36

UBS SELECT MONEY MARKET FUND

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

that a significant benefit of the transfer of the Investment Advisory and Administration Agreement to UBS Global Americas was to reduce a regulatory capital requirement imposed on UBS Global AM, which was expected to permit the eventual transfer of certain financial assets owned by UBS Global AM to satisfy regulatory requirements to other parts of UBS AG for other corporate purposes.

ECONOMIES OF SCALE--The board noted that it had previously considered whether economies of scale in the provision of services to the Fund would be passed along to the shareholders during its most recent consideration of the annual renewal of the Investment Advisory and Administration Agreement and did not see the need to reconsider this factor again in the context of the transfer of the agreement to a sister investment advisor.

OTHER BENEFITS TO UBS GLOBAL AMERICAS--The board considered other benefits received by UBS Global Americas and its affiliates as a result of its proposed relationship with the Fund, including the potential opportunity to offer additional products and services to Fund shareholders. The board also considered the benefits to be realized when certain assets of UBS Global AM were freed from certain regulatory requirements and were available to be paid as a dividend from one part of UBS AG to another part of UBS AG for such purposes as UBS AG deemed appropriate.

In light of the costs of providing investment management, administrative and other services to the Fund and UBS Global America's expected ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global Americas and its affiliates received or would receive were considered reasonable.

In light of all of the foregoing, the board approved the New Investment Advisory and Administration Agreement for the Fund.

No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the New Investment Advisory and Administration Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed approval of the New Investment Advisory and Administration Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM or UBS Global Americas were present.

--------------------------------------------------------------------------------

UBS SELECT TREASURY FUND

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

BACKGROUND--At a meeting of the board of UBS Money Series (the "Trust") on February 8, 2006, the members of the board, including the board members who are not "interested persons" of the Trust ("Independent Trustees"), as defined in the Investment Company Act of 1940, as amended, considered and approved the transfer of the current Investment Advisory and Administration Agreement between the Trust, with respect to UBS Select Treasury Fund (the "Fund"), a series of the Trust, and UBS Global Asset Management (US) Inc. ("UBS Global AM") to UBS Global Asset Management (Americas) Inc. ("UBS Global Americas"), an affiliate of UBS Global AM. The board received information and materials about the proposed transfer both at its November 2005 meeting and at its February 2006 meeting. In considering the approval of the transfer of the Investment Advisory and Administration Agreement (such transfer referred to as the "New Investment Advisory and Administration Agreement"), the board reviewed a memorandum from UBS Global AM explaining the reasons for the proposed transfer, including that the transfer would result in management efficiencies and eliminate the duplication of functions that had resulted from having two registered investment advisors, UBS Global AM and UBS Global Americas, providing investment advisory services to the UBS funds. The board also reviewed material provided by UBS Global AM on UBS Global Americas, including that the current portfolio managers for the Fund would not change as a result of the transfer from UBS Global AM to UBS Global Americas. The board also noted management's explanation that any expenses resulting from the transfer would be borne by UBS Global AM, and not the Fund. The board also received and reviewed a draft of an opinion to be provided by Dechert LLP, counsel to the Fund, that the proposed transfer would not be considered an "assignment" of the existing investment advisory contract under the Investment Company Act of 1940, as amended, because (1) there would be no change of actual control of the investment advisor to the Fund; (2) there would be no change of management of the investment advisor to the Fund; (3) the nature, quality and extent of the investment advisory services provided by UBS Global AM under the current Investment Advisory and Administration Agreement would not change as a result of the transfer; (4) the transfer would not result in any change in the fundamental investment processes, investment strategies or investment techniques currently employed by UBS Global AM portfolio managers or other investment professionals in providing services to the Fund; and (5) there would be no change to any of the material terms of the Investment Advisory and Administration Agreements as a result of the transfer. The board took

--------------------------------------------------------------------------------
38

UBS SELECT TREASURY FUND

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

note of its knowledge of UBS Global AM and its affiliates, including UBS Global Americas, and the current Investment Advisory and Administration Agreement for the Fund, including the extensive materials it had reviewed at its annual contract renewal meeting in the summer of 2005 for the Fund, and noted that it had at that time received a memorandum from its independent legal counsel discussing, among other things, the duties of board members in considering approval of advisory and administration agreements.

In its consideration of the approval of the New Investment Advisory and Administration Agreement, the board considered the following factors:

NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE NEW INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT--The board took note that at its last annual contract renewal meeting for the Fund, in connection with its review of the Fund's advisory and distribution agreements, it had received and considered extensive information regarding the nature, extent and quality of management services generally provided to the Fund by UBS Global AM under the Investment Advisory and Administration Agreement, and a description of the administrative and other services rendered to the Fund and its shareholders by UBS Global AM and UBS Global AM's role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board considered management's explanation that UBS Global Americas would provide identical services under the New Investment Advisory and Administration Agreement as were provided by UBS Global AM under the current Investment Advisory and Administration Agreement. The board's evaluation of the services to be provided by UBS Global Americas to the Fund took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of investment management and other capabilities and the quality of administrative and other services, and considered that based on the materials presented to them these services would remain the same. The board also considered, based on its knowledge of UBS Global AM and UBS Global Americas, the financial resources available to UBS Global Americas and its parent organization, UBS AG, one of the leading financial services companies in the world.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided to the Fund under the New Investment Advisory and Administration Agreement.

--------------------------------------------------------------------------------

UBS SELECT TREASURY FUND

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

MANAGEMENT FEES--The board noted that the current contractual management fee for the Fund under the current Investment Advisory and Administration Agreement was not proposed to be changed under the New Investment Advisory and Administration Agreement. The board also considered that at its most recent annual contract renewal meeting during the summer of 2005 it had received and reviewed information on the contractual management fee payable by the Fund to UBS Global AM, including information on management fees paid by comparable funds. The board recognized that the current fee arrangements would not change as a result of the transfer.

Taking all of the above into consideration, the board determined that the proposed contractual management fee was reasonable in light of the nature, extent and quality of the services proposed to be provided to the Fund under the New Investment Advisory and Administration Agreement.

FUND PERFORMANCE--The board took into consideration the reports on Fund performance received by the board at each meeting and the more extensive review and discussion of Fund performance at its most recent annual contract renewal meeting. The board also noted that the transfer would not result in any change in the fundamental investment processes, investment strategies or investment techniques of the Fund and that no changes in the current Fund personnel overseeing Fund management were proposed or anticipated as a result of the transfer.

Based on its prior review and the more updated performance information provided, the board concluded that the Fund's investment performance was satisfactory.

ADVISOR PROFITABILITY--As UBS Global Americas would be a new advisor to the Fund, profitability of UBS Global Americas in providing services to the Fund was not a primary factor considered by the board. The board did note that at its most recent annual contract renewal meeting it received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund and had determined at that time that UBS Global AM's profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund. The board also recognized that the management fee would not change as a result of the transfer and the services provided to the Fund by UBS Global Americas would be identical to those currently provided by UBS Global AM, making the profitability data received at its last contract renewal meeting still of some relevance. UBS Global AM also noted management's explanation

--------------------------------------------------------------------------------
40

UBS SELECT TREASURY FUND

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

that a significant benefit of the transfer of the Investment Advisory and Administration Agreement to UBS Global Americas was to reduce a regulatory capital requirement imposed on UBS Global AM, which was expected to permit the eventual transfer of certain financial assets owned by UBS Global AM to satisfy regulatory requirements to other parts of UBS AG for other corporate purposes.

ECONOMIES OF SCALE--The board noted that it had previously considered whether economies of scale in the provision of services to the Fund would be passed along to the shareholders during its most recent consideration of the annual renewal of the Investment Advisory and Administration Agreement and did not see the need to reconsider this factor again in the context of the transfer of the agreement to a sister investment advisor.

OTHER BENEFITS TO UBS GLOBAL AMERICAS--The board considered other benefits received by UBS Global Americas and its affiliates as a result of its proposed relationship with the Fund, including the potential opportunity to offer additional products and services to Fund shareholders. The board also considered the benefits to be realized when certain assets of UBS Global AM were freed from certain regulatory requirements and were available to be paid as a dividend from one part of UBS AG to another part of UBS AG for such purposes as UBS AG deemed appropriate.

In light of the costs of providing investment management, administrative and other services to the Fund and UBS Global America's expected ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global Americas and its affiliates received or would receive were considered reasonable.

In light of all of the foregoing, the board approved the New Investment Advisory and Administration Agreement for the Fund.

No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the New Investment Advisory and Administration Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed approval of the New Investment Advisory and Administration Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM or UBS Global Americas were present.

--------------------------------------------------------------------------------

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

BOARD OF TRUSTEES & OFFICERS

The Fund is governed by a Board of Trustees which oversees the Funds' operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee and officer of the Funds, the trustee's or officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Funds' Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

INTERESTED TRUSTEE


                                                 Term of
                                                 Office+ and
                               Position(s)       Length of       Principal Occupation(s)
Name, Address, and Age         Held with Fund    Time Served     During Past 5 Years
---------------------------------------------------------------------------------------------------------
Meyer Feldberg++; 64           Trustee           Since 1990      Professor Feldberg is Dean Emeritus
Morgan Stanley                                                   and Sanford Bernstein Professor of
1585 Broadway                                                    Leadership and Ethics at Columbia
33rd Floor                                                       Business School, although on a two
New York, NY 10036                                               year leave of absence. He is also a
                                                                 senior advisor to Morgan Stanley
                                                                 (financial services) (since March 2005).
                                                                 Prior to July 2004, he was Dean and
                                                                 Professor of Management of the
                                                                 Graduate School of Business at
                                                                 Columbia University (since 1989).

--------------------------------------------------------------------------------
42

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

Number of Portfolios in Fund Complex
Overseen by Trustee                                    Other Directorships Held by Trustee
-------------------------------------------------------------------------------------------------------
Professor Feldberg is a director or trustee of         Professor Feldberg is also a director of
29 investment companies (consisting of                 Primedia Inc. (publishing), Federated Department
48 portfolios) for which UBS Global AM or              Stores, Inc. (operator of department stores),
one of its affiliates serves as investment             Revlon, Inc. (cosmetics), and SAPPI, Ltd.
advisor, sub-advisor or manager.                       (producer of paper).

--------------------------------------------------------------------------------

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

INDEPENDENT TRUSTEES

                                                 Term of
                                                 Office+ and
                               Position(s)       Length of       Principal Occupation(s)
Name, Address, and Age         Held with Fund    Time Served     During Past 5 Years
----------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 71       Trustee and       Since 1998      Mr. Armstrong is chairman and
c/o Willkie Farr &             Chairman of       (Trustee)       principal of R.Q.A. Enterprises
Gallagher LLP                  the Board of      Since 2004      (management consulting firm)
787 Seventh Avenue             Trustees          (Chairman of    (since April 1991 and principal
New York, NY 10019-6099                          the Board       occupation since March 1995).
                                                 of Trustees)

David J. Beaubien; 71          Trustee           Since 2001      Mr. Beaubien is retired (since 2003).
84 Doane Road                                                    He was chairman of Yankee
Ware, MA 01082                                                   Environmental Systems, Inc., a
                                                                 manufacturer of meteorological
                                                                 measuring systems (since 1991).

Alan S. Bernikow; 65           Trustee           Since 2005      Mr. Bernikow is a consultant on
207 Benedict Ave.                                                non-management matters for the
Staten Island, NY 10314                                          firm of Deloitte & Touche
                                                                 (international accounting and
                                                                 consulting firm) (since June 2003).
                                                                 Previously, he was Deputy Chief
                                                                 Executive Officer at Deloitte &
                                                                 Touche.

Richard R. Burt; 59            Trustee           Since 1996      Mr. Burt is chairman of Diligence Inc.
1275 Pennsylvania                                                (information and risk management
Ave., N.W.                                                       firm) and IEP Advisors (international
Washington, D.C. 20004                                           investments and consulting firm).

Bernard H. Garil; 65           Trustee           Since 2005      Mr. Garil is retired (since 2001). He
6754 Casa Grande Way                                             was a Managing Director at PIMCO
Delray Beach, FL 33446                                           Advisory Services (from 1999 to
                                                                 2001) where he served as President
                                                                 of closed-end funds and
                                                                 Vice-President of the variable
                                                                 insurance product funds advised by
                                                                 OpCap Advisors (until 2001).

--------------------------------------------------------------------------------
44

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

Number of Portfolios in Fund Complex
Overseen by Trustee                                    Other Directorships Held by Trustee
------------------------------------------------------------------------------------------------------
Mr. Armstrong is a director or trustee of 16                                None
investment companies (consisting of 35 portfolios)
for which UBS Global AM or one of its affiliates
serves as investment advisor, sub-advisor or
manager.

Mr. Beaubien is a director or trustee of 16            Mr. Beaubien is also a director of IEC
investment companies (consisting of 35 portfolios)     Electronics, Inc., a manufacturer of electronic
for which UBS Global AM or one of its affiliates       assemblies.
serves as investment advisor, sub-advisor or
manager.

Mr. Bernikow is a director or trustee of 16            Mr. Bernikow is also a director of Revlon, Inc.
investment companies (consisting of 35 portfolios)     (cosmetics) (and serves as the chair of its
for which UBS Global AM or one of its affiliates       audit committee), a director of Mack-Cali
serves as investment advisor, sub-advisor or           Realty Corporation (real estate investment
manager.                                               trust) (and serves as the chair of its audit
                                                       committee) and a director of the Casual
                                                       Male Retail Group, Inc. (menswear).

Mr. Burt is a director or trustee of 16 investment     Mr. Burt is also a director of The Central
companies (consisting of 35 portfolios) for which      European Fund, Inc., The Germany Fund, Inc.,
UBS Global AM or one of its affiliates serves as       IGT, Inc. (provides technology to gaming
investment advisor, sub-advisor or manager.            and wagering industry) and The Protective
                                                       Group, Inc. (produces armor products).

Mr. Garil is a director or trustee of 16 investment    Mr. Garil is also a director of OFI Trust
companies (consisting of 35 portfolios) for which      Company (commercial trust company) and
UBS Global AM or one of its affiliates serves as       a trustee for the Brooklyn College
investment advisor, sub-advisor or manager.            Foundation, Inc. (charitable foundation).

--------------------------------------------------------------------------------

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

INDEPENDENT TRUSTEES (CONCLUDED)


                                                 Term of
                                                 Office+ and
                               Position(s)       Length of       Principal Occupation(s)
Name, Address, and Age         Held with Fund    Time Served     During Past 5 Years
----------------------------------------------------------------------------------------------------
Heather R. Higgins; 46         Trustee           Since 2005      Ms. Higgins is the President and
255 E. 49th St., Suite 23D                                       Director of The Randolph Foundation
New York, NY 10017                                               (charitable foundation) (since 1991).
                                                                 Ms. Higgins also serves on the
                                                                 boards of several non-profit
                                                                 charitable groups, including the
                                                                 Independent Women's Forum
                                                                 (chairman), the Philanthropy
                                                                 Roundtable (vice chairman) and
                                                                 the Hoover Institution (executive
                                                                 committee).

--------------------------------------------------------------------------------
46

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

Number of Portfolios in Fund Complex
Overseen by Trustee                                    Other Directorships Held by Trustee
------------------------------------------------------------------------------------------------------
Ms. Higgins is a director or trustee of 16                              None
investment companies (consisting of 35 portfolios)
for which UBS Global AM or one of its
affiliates serves as investment advisor,
sub-advisor or manager.

--------------------------------------------------------------------------------

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS

                                                 Term of           Principal Occupation(s) During
                                                 Office+ and       Past 5 Years; Number of Portfolios
                               Position(s)       Length of         in Fund Complex for which person
Name, Address, and Age         Held with Fund    Time Served       serves as Officer
-----------------------------------------------------------------------------------------------------------------
Joseph Allessie*; 40           Vice President    Since 2005        Mr. Allessie is a director and deputy
                               and Assistant                       general counsel at UBS Global Asset
                               Secretary                           Management (US) Inc. and UBS Global
                                                                   Asset Management (Americas) Inc.
                                                                   (collectively, "UBS Global AM--Americas
                                                                   region") (since 2005). Prior to joining
                                                                   UBS Global AM--Americas region, he
                                                                   was senior vice president and general
                                                                   counsel of Kenmar Advisory Corp. (from
                                                                   2004 to 2005). Prior to that Mr. Allessie
                                                                   was general counsel and secretary of GAM
                                                                   USA Inc., GAM Investments, GAM Services,
                                                                   GAM Funds, Inc. and the GAM Avalon
                                                                   Funds (from 1999 to 2004). Such entities
                                                                   are affiliates of UBS Global AM--Americas
                                                                   region. Mr. Allessie is a vice president and
                                                                   assistant secretary of 20 investment
                                                                   companies (consisting of 90 portfolios)
                                                                   for which UBS Global AM--Americas
                                                                   region or one of its affiliates serves as
                                                                   investment advisor, sub-advisor or manager.

W. Douglas Beck*; 39           President         Since 2005        Mr. Beck is an executive director and
                                                                   head of product development and
                                                                   management for UBS Global AM--
                                                                   Americas region (since 2002). From
                                                                   March 1998 to November 2002, he held
                                                                   various positions at Merrill Lynch, the
                                                                   most recent being first vice president and
                                                                   co-manager of the managed solutions
                                                                   group. Mr. Beck is president of
                                                                   20 investment companies (consisting
                                                                   of 90 portfolios) for which UBS Global
                                                                   AM--Americas region or one of its
                                                                   affiliates serves as investment advisor,
                                                                   sub-advisor or manager, and was vice
                                                                   president of such investment companies
                                                                   from 2003 to 2005.

--------------------------------------------------------------------------------
48

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                                 Term of           Principal Occupation(s) During
                                                 Office+ and       Past 5 Years; Number of Portfolios
                               Position(s)       Length of         in Fund Complex for which person
Name, Address, and Age         Held with Fund    Time Served       serves as Officer
-----------------------------------------------------------------------------------------------------------------
Thomas Disbrow*; 40            Vice President    Since 2000        Mr. Disbrow is a director (since 2000),
                               and Treasurer     (Vice President)  head of retail mutual fund operations and
                                                 Since 2004        co-head of the mutual fund finance
                                                 (Treasurer)       department (since 2004) of UBS Global
                                                                   AM--Americas region. Mr. Disbrow is a
                                                                   vice president and treasurer of 16
                                                                   investment companies (consisting of 35
                                                                   portfolios) and vice president and
                                                                   assistant treasurer of four investment
                                                                   companies (consisting of 55 portfolios)
                                                                   for which UBS Global AM--Americas
                                                                   region or one of its affiliates serves as
                                                                   investment advisor, sub-advisor or
                                                                   manager.

Mark F. Kemper**; 48           Vice President    Since 2004        Mr. Kemper is general counsel of UBS
                               and Secretary                       Global Asset Management--Americas
                                                                   region (since July 2004). Mr. Kemper also
                                                                   is a managing director of UBS Global
                                                                   Asset Management--Americas region
                                                                   (since 2006). He was deputy general
                                                                   counsel of UBS Global Asset Management
                                                                   (Americas) Inc. ("UBS Global AM
                                                                   (Americas)") from July 2001 to July
                                                                   2004. He has been secretary of UBS
                                                                   Global AM--Americas since 1999 and
                                                                   assistant secretary of UBS Global Asset
                                                                   Management Trust Company since 1993.
                                                                   Mr. Kemper is secretary of UBS Global
                                                                   AM--Americas region (since 2004).
                                                                   Mr. Kemper is vice president and secretary
                                                                   of 20 investment companies (consisting
                                                                   of 90 portfolios) for which UBS Global
                                                                   AM--Americas region or one of its
                                                                   affiliates serves as investment advisor,
                                                                   sub-advisor or manager.

--------------------------------------------------------------------------------

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                                 Term of           Principal Occupation(s) During
                                                 Office+ and       Past 5 Years; Number of Portfolios
                               Position(s)       Length of         in Fund Complex for which person
Name, Address, and Age         Held with Fund    Time Served       serves as Officer
-----------------------------------------------------------------------------------------------------------------
Joanne M. Kilkeary*; 38        Vice President    Since 2004        Ms. Kilkeary is an associate director
                               and Assistant                       and a senior manager (since 2004)
                               Treasurer                           of the mutual fund finance department
                                                                   of UBS Global AM--Americas region.
                                                                   Ms. Kilkeary is a vice president and
                                                                   assistant treasurer of 16 investment
                                                                   companies (consisting of 35 portfolios)
                                                                   for which UBS Global AM--Americas
                                                                   region or one of its affiliates serves as
                                                                   investment advisor, sub-advisor or
                                                                   manager.

Tammie Lee*; 35                Vice President    Since 2005        Ms. Lee is a director and associate general
                               and Assistant                       counsel of UBS Global AM--Americas
                               Secretary                           region (since November 2005). Prior to
                                                                   joining UBS Global AM--Americas region,
                                                                   she was vice president and counsel at
                                                                   Deutsche Asset Management/Scudder
                                                                   Investments from April 2003 to October
                                                                   2005. Prior to that she was assistant vice
                                                                   president and counsel at Deutsche Asset
                                                                   Management/Scudder Investments from
                                                                   July 2000 to March 2003. Ms. Lee is a
                                                                   vice president and assistant secretary of
                                                                   20 investment companies (consisting of 90
                                                                   portfolios) for which UBS Global
                                                                   AM--Americas region or one of its
                                                                   affiliates serves as investment advisor,
                                                                   sub-advisor or manager.

--------------------------------------------------------------------------------
50

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                                 Term of           Principal Occupation(s) During
                                                 Office+ and       Past 5 Years; Number of Portfolios
                               Position(s)       Length of         in Fund Complex for which person
Name, Address, and Age         Held with Fund    Time Served       serves as Officer
-----------------------------------------------------------------------------------------------------------------
Joseph T. Malone*; 38          Vice President    Since 2004        Mr. Malone is a director (since 2001) and
                               and Assistant                       co-head of the mutual fund finance
                               Treasurer                           department (since 2004) of UBS Global
                                                                   AM--Americas region. From August 2000
                                                                   through June 2001, he was the controller
                                                                   at AEA Investors Inc. Mr. Malone is vice
                                                                   president and assistant treasurer of 16
                                                                   investment companies (consisting of 35
                                                                   portfolios) and vice president, treasurer
                                                                   and principal accounting officer of four
                                                                   investment companies (consisting of 55
                                                                   portfolios) for which UBS Global AM--
                                                                   Americas region or one of its affiliates
                                                                   serves as investment advisor, sub-advisor
                                                                   or manager.

Michael H. Markowitz**; 41     Vice President    Since 2001        Mr. Markowitz is a managing director
                                                                   (since 2004), portfolio manager and
                                                                   head of US short duration fixed income
                                                                   (since 2003) of UBS Global AM--Americas
                                                                   region. Mr. Markowitz is a vice president
                                                                   of five investment companies (consisting
                                                                   of 23 portfolios) for which UBS Global
                                                                   AM--Americas region or one of its
                                                                   affiliates serves as investment advisor,
                                                                   sub-advisor or manager.

--------------------------------------------------------------------------------

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                                 Term of           Principal Occupation(s) During
                                                 Office+ and       Past 5 Years; Number of Portfolios
                               Position(s)       Length of         in Fund Complex for which person
Name, Address, and Age         Held with Fund    Time Served       serves as Officer
-----------------------------------------------------------------------------------------------------------------
Joseph McGill*; 44             Vice President    Since 2004        Mr. McGill is a managing director (since
                               and Chief                           2006) and chief compliance officer (since
                               Compliance                          2003) at UBS Global AM--Americas
                               Officer                             region. Prior to joining UBS Global
                                                                   AM--Americas region, he was assistant
                                                                   general counsel, J.P. Morgan Investment
                                                                   Management (from 1999-2003).
                                                                   Mr. McGill is a vice president and chief
                                                                   compliance officer of 20 investment
                                                                   companies (consisting of 90 portfolios)
                                                                   for which UBS Global AM--Americas
                                                                   region or one of its affiliates serves as
                                                                   investment advisor, sub-advisor or manager.

Eric Sanders*; 40              Vice President    Since 2005        Mr. Sanders is a director and associate
                               and Assistant                       general counsel of UBS Global
                               Secretary                           AM--Americas region (since July 2005).
                                                                   From 1996 until June 2005, he held various
                                                                   positions at Fred Alger & Company,
                                                                   Incorporated, the most recent being
                                                                   assistant vice president and associate
                                                                   general counsel. Mr. Sanders is a vice
                                                                   president and assistant secretary of
                                                                   20 investment companies (consisting
                                                                   of 90 portfolios) for which UBS Global
                                                                   AM--Americas region or one of its
                                                                   affiliates serves as investment advisor,
                                                                   sub-advisor or manager.

--------------------------------------------------------------------------------
52

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONCLUDED)

                                                 Term of           Principal Occupation(s) During
                                                 Office+ and       Past 5 Years; Number of Portfolios
                               Position(s)       Length of         in Fund Complex for which person
Name, Address, and Age         Held with Fund    Time Served       serves as Officer
-----------------------------------------------------------------------------------------------------------------
Keith A. Weller*; 44           Vice President    Since 1995        Mr. Weller is an executive director and
                               and Assistant                       senior associate general counsel of UBS
                               Secretary                           Global AM--Americas region (since
                                                                   2005). Mr. Weller is a vice president and
                                                                   assistant secretary of 20 investment
                                                                   companies (consisting of 90 portfolios)
                                                                   for which UBS Global AM--Americas
                                                                   region or one of its affiliates serves as
                                                                   investment advisor, sub-advisor or
                                                                   manager.

* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address is One North Wacker Drive, Chicago, Illinois 60606.

+ Each trustee holds office for an indefinite term. Each trustee who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age. Officers are appointed by the trustees and serve at the pleasure of the Board.

++ Professor Feldberg is deemed an "Interested person" of the Fund as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions.

--------------------------------------------------------------------------------
                                                                              53
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

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                                                                              55

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56

TRUSTEES

Richard Q. Armstrong                        Meyer Feldberg
Chairman
                                            Bernard H. Garil
David J. Beaubien
                                            Heather R. Higgins
Alan S. Bernikow

Richard R. Burt

PRINCIPAL OFFICERS

W. Douglas Beck                             Thomas Disbrow
President                                   Vice President and Treasurer

Mark F. Kemper                              Michael H. Markowitz
Vice President and Secretary                Vice President

INVESTMENT ADVISOR AND ADMINISTRATOR

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

(C) 2006 UBS Global Asset Management (Americas) Inc. All rights reserved.

[LOGO OF UBS] UBS

                                                                   -------------
                                                                     PRESORTED
                                                                      STANDARD
                                                                    U.S. POSTAGE
                                                                        PAID
                                                                   COMPUTERSHARE
                                                                   -------------

              UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
              51 West 52nd Street
              New York, New York 10019-6114

[LOGO OF UBS] UBS Global Asset
                  Management

              UBS LIQUID ASSETS FUND
              ANNUAL REPORT
              APRIL 30, 2006

UBS LIQUID ASSETS FUND

June 15, 2006

DEAR SHAREHOLDER,

We are pleased to present you with the annual report for UBS Liquid Assets Fund (the "Fund") for the fiscal year ended April 30, 2006.

PERFORMANCE

The seven-day current yield for the Fund as of April 30, 2006 was 4.66% versus 3.82% on October 31, 2005. (For more information on the Fund's performance, refer to "Performance and Portfolio Characteristics at a Glance" on page 6.)

--------------------------------------------------------------------------------
UBS LIQUID ASSETS FUND

INVESTMENT GOAL:

Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability.

PORTFOLIO MANAGER:

Michael H. Markowitz
UBS Global Asset
Management (Americas) Inc.

COMMENCEMENT:

February 14, 2000

DIVIDEND PAYMENTS:

Monthly
--------------------------------------------------------------------------------

AN INTERVIEW WITH PORTFOLIO MANAGER MICHAEL H. MARKOWITZ

Q. HOW WOULD YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE PAST YEAR?

A. Over the past 12 months, the US economy continued to strengthen, although it was forced to absorb some rather significant blows during the late summer and early fall. Energy prices, which were high throughout the year, were exacerbated after Hurricanes Katrina and Rita hit the Gulf Coast, seriously impairing the country's oil refining capacity and causing an estimated $100 billion in damage. Shortly after Labor Day, oil broke $70 a barrel and gasoline topped an average of $3.00 per gallon nationwide.

   Beginning in October, however, economic data took a turn for the better. Unemployment figures--despite large numbers of dislocated workers in the wake of Katrina--improved throughout the year, finishing the period at 4.6%, down from 5.1% one year ago. Consumer confidence was particularly volatile during this period, but finished the year strong. Finally, GDP remained relatively solid throughout the period. Although final estimates put fourth quarter 2005 GDP growth at 1.7%--well behind the 3.7% growth rate during the first three quarters of the year--growth picked up again in 2006. Preliminary estimates put first-quarter GDP growth at 5.3%, the highest growth rate for the economy in nearly three years.

--------------------------------------------------------------------------------

UBS LIQUID ASSETS FUND

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT TO THE ECONOMIC ENVIRONMENT?

A. The Fed--led by its new chairman, Ben Bernanke--raised short-term interest rates eight times during the Fund's fiscal year, and once more after the period ended, bringing the federal funds rate to 5.00%, the highest it has been since 2001. (The federal funds rate is the interest rate banks charge each other for overnight loans.)

   The market consensus seems to be that the Fed may be near the end of this current tightening policy (the Fed has raised rates during 16 consecutive meetings dating back to June 2004). While we can't be certain exactly when the Fed will pause or end its current policy, we believe it is unlikely that we will experience a full year of uninterrupted rate increases as we did in 2005.

Q. HOW DID YOU POSITION THE FUND'S PORTFOLIO DURING THE PAST 12 MONTHS?

A. Throughout the reporting period, we employed a "bulleted" strategy within the portfolio. A bulleted strategy entails focusing on securities with particular maturities--in this case, we sought to hold securities that matured shortly before Fed meetings, which gave us the opportunity to purchase even higher-yielding securities after each Fed rate hike. This generally was a successful strategy for the Fund, and helped us to capture yield opportunities during the year.

   We also maintained a defensive position within the portfolio for the entire fiscal year. During the first half of the reporting period, we kept our weighted average maturity relatively low, at around 37 days. By the end of the period, however, we allowed our weighted average maturity to increase to 45 days. This in part reflects our belief that interest rate hikes may come to an end, at least temporarily, sometime in the coming months.

Q. WHAT TYPES OF SECURITIES DID YOU EMPHASIZE OVER THE PERIOD?

A. We did not make any major changes to the portfolio over the course of the past year, with the one exception being the Fund's allocation to repurchase agreements. A repurchase agreement is a contract through which a party sells a security (in this case, to the Fund) and agrees to buy back the security at a predetermined time and price, or upon demand. We found this area of the market to be an attractive opportunity in the second half of the Fund's fiscal year, and reallocated assets from our commercial paper holdings into repurchase agreements. Overall, this was beneficial to performance.

Q. WHAT FACTORS DO YOU BELIEVE WILL AFFECT THE FUND OVER THE COMING MONTHS?

A. We will continue to monitor a number of factors, including inflation and the overall strength of the economy, both of which will likely play

--------------------------------------------------------------------------------
2

UBS LIQUID ASSETS FUND

   a role in the Fed's future decisions on interest rates. Overall, the portfolio remains well diversified, and we will continue to seek yield opportunities and liquidity in the portfolio.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

/s/ W. Douglas Beck

W. Douglas Beck, CFA
President
UBS Liquid Assets Fund
Executive Director
UBS Global Asset Management (Americas) Inc.

/s/ Michael H. Markowitz

Michael H. Markowitz
Portfolio Manager
UBS Liquid Assets Fund
Managing Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended April 30, 2006. The views and opinions in the letter were current as of June 15, 2006. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

* MUTUAL FUNDS ARE SOLD BY PROSPECTUS ONLY. YOU SHOULD READ IT CAREFULLY AND CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES, EXPENSES AND OTHER IMPORTANT INFORMATION CONTAINED IN THE PROSPECTUS BEFORE INVESTING. PROSPECTUSES FOR MOST OF OUR FUNDS CAN BE OBTAINED FROM YOUR FINANCIAL ADVISOR, BY CALLING UBS FUNDS AT 800-647 1568 OR BY VISITING OUR WEB SITE AT WWW.UBS.COM/GLOBALAM-US.

--------------------------------------------------------------------------------

UBS LIQUID ASSETS FUND

UNDERSTANDING YOUR FUND'S EXPENSES (UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs, including management fees (unless waived) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs--for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

--------------------------------------------------------------------------------
4

UBS LIQUID ASSETS FUND

The example does not reflect any investment program fees (e.g., ACCESS(SM) program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

                                    Beginning            Ending            Expenses Paid
                                  Account Value       Account Value       During Period*
                                November 1, 2005      April 30, 2006   11/01/05 to 04/30/06
-------------------------------------------------------------------------------------------
Actual                              $1,000.00            $1,021.30             $0.85
-------------------------------------------------------------------------------------------
Hypothetical (5% annual
   return before expenses)           1,000.00             1,023.95              0.85
===========================================================================================

* Expenses are equal to the Fund's annualized net expense ratio of 0.17%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

--------------------------------------------------------------------------------

UBS LIQUID ASSETS FUND

PERFORMANCE AND PORTFOLIO CHARACTERISTICS AT A GLANCE (UNAUDITED)

YIELDS AND CHARACTERISTICS                4/30/06                 10/31/05                 4/30/05
---------------------------------------------------------------------------------------------------
Seven-Day Current Yield*                   4.66%                    3.82%                    2.73%
---------------------------------------------------------------------------------------------------
Seven-Day Effective Yield*                 4.76                     3.88                     2.75
---------------------------------------------------------------------------------------------------
Weighted Average Maturity**              45 days                 37 days                   41 days
---------------------------------------------------------------------------------------------------
Net Assets (mm)                          $428.2                  $480.0                    $394.0
===================================================================================================

PORTFOLIO COMPOSITION***                  4/30/06                 10/31/05                 4/30/05
---------------------------------------------------------------------------------------------------
Commercial Paper                           57.7%                   68.7%                     58.5%
---------------------------------------------------------------------------------------------------
Certificates of Deposit                    15.6                    15.2                      21.9
---------------------------------------------------------------------------------------------------
Short-Term Corporate Obligations           10.3                    10.0                       6.7
---------------------------------------------------------------------------------------------------
Repurchase Agreements                       8.2                     0.1                       0.5
---------------------------------------------------------------------------------------------------
US Government Agency Obligations            4.1                     4.7                      10.7
---------------------------------------------------------------------------------------------------
Bank Notes                                  2.3                     2.1                       --
---------------------------------------------------------------------------------------------------
Money Market Funds                          1.6                     1.2                       1.6
---------------------------------------------------------------------------------------------------
Other Assets Less Liabilities               0.2                    (2.0)                      0.1
---------------------------------------------------------------------------------------------------
TOTAL                                     100.0%                  100.0%                    100.0%
===================================================================================================

* Yields will fluctuate and reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

** The Fund is actively managed and its weighted average maturity will differ over time.

*** Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

AN INVESTMENT IN UBS LIQUID ASSETS FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------
6

UBS LIQUID ASSETS FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2006

   PRINCIPAL
    AMOUNT                                                       MATURITY             INTEREST
    (000)                                                          DATES                RATES             VALUE
------------------------------------------------------------------------------------------------------------------
US GOVERNMENT AGENCY OBLIGATIONS--4.09%
------------------------------------------------------------------------------------------------------------------
      $5,000  Federal Farm Credit Bank                           05/01/06             4.740%*           $4,999,246
------------------------------------------------------------------------------------------------------------------
       8,500  Federal Home Loan Bank                             06/01/06 to          4.700 to
                                                                 06/12/06             4.770*             8,499,722
------------------------------------------------------------------------------------------------------------------
       4,000  Federal Home Loan Mortgage Corp.                   10/23/06             4.250              4,000,000
------------------------------------------------------------------------------------------------------------------
Total US Government Agency Obligations (cost--$17,498,968)                                              17,498,968
==================================================================================================================

BANK NOTES--2.33%
------------------------------------------------------------------------------------------------------------------
    US--2.33%
------------------------------------------------------------------------------------------------------------------
      10,000  Bank of America N.A.
                 (cost--$10,000,000)                             05/01/06             4.810*            10,000,000
==================================================================================================================

CERTIFICATES OF DEPOSIT--15.65%
------------------------------------------------------------------------------------------------------------------
    NON-US--10.74%
------------------------------------------------------------------------------------------------------------------
       5,000  ABN AMRO Bank N.V.                                 01/24/07             4.850              5,000,000
------------------------------------------------------------------------------------------------------------------
       6,000  Calyon N.A., Inc.                                  08/30/06 to          4.220 to
                                                                 03/14/07             5.170              5,999,903
------------------------------------------------------------------------------------------------------------------
       8,000  Canadian Imperial Bank of Commerce                 07/17/06             5.020              8,000,000
------------------------------------------------------------------------------------------------------------------
       4,000  Deutsche Bank AG                                   03/06/07             5.090              4,000,000
------------------------------------------------------------------------------------------------------------------
      10,000  Fortis Bank N.V.-S.A.                              07/07/06 to          3.930 to
                                                                 02/06/07             4.930             10,000,000
------------------------------------------------------------------------------------------------------------------
       8,000  Royal Bank of Canada                               05/16/06             4.695              7,999,943
------------------------------------------------------------------------------------------------------------------
       5,000  Svenska Handelsbanken                              11/08/06             4.750              5,000,000
------------------------------------------------------------------------------------------------------------------
                                                                                                        45,999,846
------------------------------------------------------------------------------------------------------------------
    US--4.91%
------------------------------------------------------------------------------------------------------------------
       8,500  American Express Centurion Bank                    07/06/06             4.950              8,500,000
------------------------------------------------------------------------------------------------------------------
       5,000  Citibank N.A.                                      06/22/06             4.890              5,000,035
------------------------------------------------------------------------------------------------------------------
       2,500  First Tennessee Bank N.A. (Memphis)                05/26/06             4.940              2,500,000
------------------------------------------------------------------------------------------------------------------
       5,000  Wachovia Bank N.A. (Charlotte)                     06/30/06             4.920*             4,999,727
------------------------------------------------------------------------------------------------------------------
                                                                                                        20,999,762
------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost--$66,999,608)                                                       66,999,608
==================================================================================================================

COMMERCIAL PAPER@-57.70%
------------------------------------------------------------------------------------------------------------------
    ASSET BACKED-BANKING--0.67%
------------------------------------------------------------------------------------------------------------------
       2,905  Atlantis One Funding                               06/05/06             4.840              2,891,330
------------------------------------------------------------------------------------------------------------------
    ASSET BACKED-MISCELLANEOUS--19.12%
------------------------------------------------------------------------------------------------------------------
       5,000  Amsterdam Funding Corp.                            06/01/06             4.890              4,978,946
------------------------------------------------------------------------------------------------------------------
      10,000  Chariot Funding LLC                                05/16/06             4.840              9,979,834
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

UBS LIQUID ASSETS FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2006

   PRINCIPAL
    AMOUNT                                                       MATURITY             INTEREST
    (000)                                                          DATES                RATES             VALUE
------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONTINUED)
------------------------------------------------------------------------------------------------------------------
    ASSET BACKED-MISCELLANEOUS--(CONCLUDED)
------------------------------------------------------------------------------------------------------------------
    $10,000   Falcon Asset Securitization Corp.                  05/09/06             4.760%            $9,989,422
------------------------------------------------------------------------------------------------------------------
       4,000  Kitty Hawk Funding Corp.                           05/12/06             4.800              3,994,133
------------------------------------------------------------------------------------------------------------------
      10,000  Old Line Funding Corp.                             05/02/06             4.690              9,998,697
------------------------------------------------------------------------------------------------------------------
      10,000  Sheffield Receivables Corp.                        05/15/06             4.835              9,981,197
------------------------------------------------------------------------------------------------------------------
      10,000  Thunderbay Funding                                 05/04/06             4.810              9,995,992
------------------------------------------------------------------------------------------------------------------
       2,000  Variable Funding Capital Corp.                     06/08/06             4.900              1,989,656
------------------------------------------------------------------------------------------------------------------
      11,000  Windmill Funding Corp.                             05/10/06 to          4.670 to
                                                                 06/01/06             4.890             10,971,941
------------------------------------------------------------------------------------------------------------------
      10,000  Yorktown Capital LLC                               05/04/06             4.820              9,995,983
------------------------------------------------------------------------------------------------------------------
                                                                                                        81,875,801
------------------------------------------------------------------------------------------------------------------
    ASSET BACKED-SECURITIES--14.18%
------------------------------------------------------------------------------------------------------------------
       8,000  Beta Finance, Inc.                                 06/29/06             4.850              7,936,411
------------------------------------------------------------------------------------------------------------------
      10,000  Cancara Asset Securitisation LLC                   05/18/06             4.840              9,977,144
------------------------------------------------------------------------------------------------------------------
      10,000  Galaxy Funding, Inc.                               06/01/06 to          4.820 to
                                                                 06/20/06             4.840              9,953,269
------------------------------------------------------------------------------------------------------------------
      10,500  Grampian Funding LLC                               05/22/06 to          4.670 to
                                                                 07/06/06             4.900             10,427,582
------------------------------------------------------------------------------------------------------------------
       2,500  Links Finance LLC                                  06/08/06             4.770              2,487,413
------------------------------------------------------------------------------------------------------------------
      12,000  Scaldis Capital LLC                                05/22/06             4.860             11,965,980
------------------------------------------------------------------------------------------------------------------
       8,000  Solitaire Funding LLC                              05/30/06             4.710              7,969,647
------------------------------------------------------------------------------------------------------------------
                                                                                                        60,717,446
------------------------------------------------------------------------------------------------------------------
    BANKING-NON-US--5.36%
------------------------------------------------------------------------------------------------------------------
       5,000  Caisse Nationale des
                 Caisses d'Epargne
                 et de Prevoyance                                05/15/06             4.635              4,990,987
------------------------------------------------------------------------------------------------------------------
      10,000  DNB NOR ASA                                        05/15/06             4.740              9,981,567
------------------------------------------------------------------------------------------------------------------
       8,000  Northern Rock PLC                                  05/31/06             4.950              7,967,000
------------------------------------------------------------------------------------------------------------------
                                                                                                        22,939,554
------------------------------------------------------------------------------------------------------------------
    BANKING-US--10.01%
------------------------------------------------------------------------------------------------------------------
      10,000  Barclays USFunding Corp.                           06/07/06             4.865              9,949,999
------------------------------------------------------------------------------------------------------------------
      10,000  CBA (Delaware) Finance, Inc.                       05/30/06 to          4.810 to
                                                                 05/31/06             4.830              9,960,501
------------------------------------------------------------------------------------------------------------------
       5,000  ING (US) Funding LLC                               06/06/06             4.860              4,975,700
------------------------------------------------------------------------------------------------------------------
       2,000  KFW International Finance, Inc.                    05/10/06             4.850              1,997,575
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8

UBS LIQUID ASSETS FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2006

   PRINCIPAL
    AMOUNT                                                       MATURITY             INTEREST
    (000)                                                          DATES                RATES             VALUE
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)
------------------------------------------------------------------------------------------------------------------
    BANKING-US--(CONCLUDED)
------------------------------------------------------------------------------------------------------------------
      $1,000  Nordea N.A., Inc.                                  05/09/06             4.670%              $998,962
------------------------------------------------------------------------------------------------------------------
      10,000  San Paolo IMI US Financial Co.                     05/15/06 to          4.640 to
                                                                 05/17/06             4.650              9,980,645
------------------------------------------------------------------------------------------------------------------
       5,000  Societe Generale N.A., Inc.                        05/03/06 to          4.630 to
                                                                 05/15/06             4.800              4,992,531
------------------------------------------------------------------------------------------------------------------
                                                                                                        42,855,913
------------------------------------------------------------------------------------------------------------------
    BROKERAGE--7.91%
------------------------------------------------------------------------------------------------------------------
      10,000  Bear Stearns Cos., Inc.                            06/12/06             4.900              9,942,833
------------------------------------------------------------------------------------------------------------------
       7,500  Credit Suisse First Boston USA, Inc.               06/29/06             4.850              7,440,385
------------------------------------------------------------------------------------------------------------------
       8,500  MerrillLynch& Co., Inc.                            05/08/06             4.760              8,492,133
------------------------------------------------------------------------------------------------------------------
       4,000  Morgan Stanley                                     05/01/06             4.770              4,000,000
------------------------------------------------------------------------------------------------------------------
       4,000  Morgan Stanley                                     05/01/06             4.890*             4,000,000
------------------------------------------------------------------------------------------------------------------
                                                                                                        33,875,351
------------------------------------------------------------------------------------------------------------------
    FINANCE-NONCAPTIVE DIVERSIFIED--0.45%
------------------------------------------------------------------------------------------------------------------
       2,000  General Electric Capital Corp.                     01/05/07             5.030              1,930,418
------------------------------------------------------------------------------------------------------------------
Total Commercial Paper(cost--$247,085,813)                                                             247,085,813
==================================================================================================================

SHORT-TERM CORPORATE OBLIGATIONS--10.28%
------------------------------------------------------------------------------------------------------------------
    ASSET BACKED-SECURITIES--1.05%
------------------------------------------------------------------------------------------------------------------
       3,000  Links Finance LLC**                                07/17/06             5.013*             2,999,861
------------------------------------------------------------------------------------------------------------------
       1,500  Links Finance LLC**                                02/13/07             5.000              1,500,000
------------------------------------------------------------------------------------------------------------------
                                                                                                         4,499,861
------------------------------------------------------------------------------------------------------------------
    AUTOMOTIVE OEM--1.63%
------------------------------------------------------------------------------------------------------------------
       7,000  American Honda Finance Corp.**                     06/12/06 to          4.850 to
                                                                 07/11/06             5.198*             7,000,660
------------------------------------------------------------------------------------------------------------------
    BANKING-NON-US--2.34%
------------------------------------------------------------------------------------------------------------------
       3,000  ANZ National International Ltd.**                  05/08/06             4.820*             3,000,000
------------------------------------------------------------------------------------------------------------------
       3,000  HBOS Treasury Services PLC**                       05/02/06             4.876*             3,000,000
------------------------------------------------------------------------------------------------------------------
       4,000  Societe Generale**                                 05/02/06             4.796*             4,000,000
------------------------------------------------------------------------------------------------------------------
                                                                                                        10,000,000
------------------------------------------------------------------------------------------------------------------
    BROKERAGE--1.17%
------------------------------------------------------------------------------------------------------------------
       5,000  Citigroup Global Markets
                 Holdings, Inc.                                  05/01/06             5.010*             5,006,805
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

UBS LIQUID ASSETS FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2006

   PRINCIPAL
    AMOUNT                                                       MATURITY             INTEREST
    (000)                                                          DATES                RATES             VALUE
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
SHORT-TERM CORPORATE OBLIGATIONS--(CONCLUDED)
------------------------------------------------------------------------------------------------------------------
    FINANCE-CAPTIVE AUTOMOTIVE--0.82%
------------------------------------------------------------------------------------------------------------------
      $3,500  Toyota Motor Credit Corp.                          05/01/06             4.800%*           $3,500,000
------------------------------------------------------------------------------------------------------------------
    FINANCE-NONCAPTIVE CONSUMER--2.34%
------------------------------------------------------------------------------------------------------------------
      10,000  HSBC Finance Corp.                                 05/01/06             5.035*            10,004,394
------------------------------------------------------------------------------------------------------------------
    FINANCE-NONCAPTIVE DIVERSIFIED--0.93%
------------------------------------------------------------------------------------------------------------------
       4,000  General Electric Capital Corp.                     05/09/06             4.949*             4,000,000
------------------------------------------------------------------------------------------------------------------
Total Short-Term Corporate Obligations (cost--$44,011,720)                                              44,011,720
==================================================================================================================

REPURCHASE AGREEMENTS--8.22%
------------------------------------------------------------------------------------------------------------------
      35,000  Repurchase Agreement dated 04/28/06
                 with Deutsche Bank Securities,
                 collateralized by $36,940,000 Federal
                 Home Loan Bank obligations,2.625% to
                 5.700% due 07/15/08 to 05/12/20
                 (value-- $35,702,426);  proceeds:
                  $35,013,942                                    05/01/06             4.780             35,000,000
------------------------------------------------------------------------------------------------------------------
         185  Repurchase Agreement dated 04/28/06
                 with State Street Bank & Trust Co.,
                 collateralized by $188,708 US Treasury
                 Bills, zero coupon due 06/08/06, $702
                 US Treasury Bonds,8.000% due 11/15/21
                 and $100 US Treasury Notes, 4.000% due
                 06/15/09; (value--$188,787); proceeds:
                 $185,066                                        05/01/06             4.300                185,000
------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost--$35,185,000)                                                         35,185,000
==================================================================================================================

--------------------------------------------------------------------------------
10

UBS LIQUID ASSETS FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2006

NUMBER OF
 SHARES                                                                               INTEREST
 (000)                                                                                  RATES             VALUE
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS+--1.57%
       3,696  AIM Liquid Assets Portfolio                                             4.790%            $3,695,559
------------------------------------------------------------------------------------------------------------------
       3,040  BlackRock Provident Institutional TempFund                              4.706              3,040,215
------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$6,735,774)                                                              6,735,774
------------------------------------------------------------------------------------------------------------------
Total Investments (cost--$427,516,883 which approximates cost for federal
   income tax purposes)--99.84%                                                                        427,516,883
------------------------------------------------------------------------------------------------------------------
Other assets in excess of liabilities--0.16%                                                               694,994
------------------------------------------------------------------------------------------------------------------
Net Assets (applicable to 428,171,699 shares of beneficial interest
   outstanding equivalent to $1.00 per share)--100.00%                                                $428,211,877
------------------------------------------------------------------------------------------------------------------

* Variable rate securities--maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of April 30,2006, and reset periodically.

** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 5.02% of net assets as of April 30, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

@     Interest rates shown are the discount rates at date of purchase.

+     Interest rates shown reflect yield at April 30,2006.

OEM   Original Equipment Manufacturer

--------------------------------------------------------------------------------

UBS LIQUID ASSETS FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2006

ISSUER BREAKDOWN BY COUNTRY (UNAUDITED)

                                                      PERCENTAGE OF PORTFOLIO ASSETS
------------------------------------------------------------------------------------
United States                                                                 81.5%
------------------------------------------------------------------------------------
Canada                                                                         3.8
------------------------------------------------------------------------------------
France                                                                         3.5
------------------------------------------------------------------------------------
United Kingdom                                                                 2.6
------------------------------------------------------------------------------------
Belgium                                                                        2.3
------------------------------------------------------------------------------------
Norway                                                                         2.3
------------------------------------------------------------------------------------
Netherlands                                                                    1.2
------------------------------------------------------------------------------------
Sweden                                                                         1.2
------------------------------------------------------------------------------------
Germany                                                                        0.9
------------------------------------------------------------------------------------
New Zealand                                                                    0.7
------------------------------------------------------------------------------------
Total                                                                        100.0%
====================================================================================

                        Weighted average maturity -- 45 days

                    See accompanying notes to financial statements

--------------------------------------------------------------------------------
12

UBS LIQUID ASSETS FUND

STATEMENT OF OPERATIONS

                                                                                    For the
                                                                                  Year ended
                                                                                April 30, 2006
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                                                           $16,947,682
----------------------------------------------------------------------------------------------
EXPENSES:

Transfer agency fees                                                                   366,032
----------------------------------------------------------------------------------------------
Investment advisory and administration fees                                            302,273
----------------------------------------------------------------------------------------------
Reports and notices to shareholders                                                     84,873
----------------------------------------------------------------------------------------------
Professional fees                                                                       80,892
----------------------------------------------------------------------------------------------
State registration fees                                                                 66,501
----------------------------------------------------------------------------------------------
Custody and accounting fees                                                             50,280
----------------------------------------------------------------------------------------------
Trustees' fees                                                                          10,240
----------------------------------------------------------------------------------------------
Other expenses                                                                          29,340
----------------------------------------------------------------------------------------------
                                                                                       990,431
----------------------------------------------------------------------------------------------
Less:Fee waivers by investment advisor and administrator                              (302,273)
----------------------------------------------------------------------------------------------
Net expenses                                                                           688,158
----------------------------------------------------------------------------------------------
Net investment income                                                               16,259,524
----------------------------------------------------------------------------------------------
Net realized loss from investment activities                                              (371)
----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $16,259,153
==============================================================================================

STATEMENT OF CHANGES IN NET ASSETS

                                                                For the Years Ended April 30,
                                                            ----------------------------------
                                                                   2006               2005
----------------------------------------------------------------------------------------------
FROM OPERATIONS:

Net investment income                                          $16,259,524         $6,194,030
---------------------------------------------------------------------------------------------
Net realized losses from investment activities                        (371)              (292)
---------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations            16,259,153          6,193,738
---------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income                                          (16,259,524)        (6,194,030)
---------------------------------------------------------------------------------------------
Net realized gain from investment activities                            --            (28,500)
---------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders              (16,259,524)        (6,222,530)
---------------------------------------------------------------------------------------------
Net increase in net assets from beneficial
   interest transactions                                        34,198,917         67,358,433
---------------------------------------------------------------------------------------------
Net increase in net assets                                      34,198,546         67,329,641
---------------------------------------------------------------------------------------------
NET ASSETS:

Beginning of year                                              394,013,331        326,683,690
---------------------------------------------------------------------------------------------
End of year                                                   $428,211,877       $394,013,331
=============================================================================================
Accumulated undistributed net investment income                    $--                 $--
=============================================================================================

                      See accompanying notes to financial statements

--------------------------------------------------------------------------------

UBS LIQUID ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Liquid Assets Fund (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the "Trust"), an open-end management investment company organized as a Delaware business trust on April 29, 1998. The Trust is a series mutual fund with four funds: the Fund, UBS Select Money Market Fund, UBS Select Treasury Fund and UBS Cash Reserves Fund. The financial statements for UBS Select Money Market Fund, UBS Select Treasury Fund and UBS Cash Reserves Fund are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost, unless the Trust's Board of Trustees (the "Board") determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying

--------------------------------------------------------------------------------
14

UBS LIQUID ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

UBS Global Asset Management (US) Inc. ("UBS Global AM--US") served as the Fund's Investment Advisor and Administrator until April 1, 2006. On April 1, 2006, the Fund's Investment Advisory and Administration Contract ("Advisory Contract") was transferred from UBS Global AM--US to UBS Global Asset Management (Americas) Inc. ("UBS Global AM--Americas"). The transfer of the Advisory Contract between sister companies occurred in connection with an internal reorganization involving UBS Global AM--US and UBS Global AM--Americas. The Trust's Board of Trustees approved the

--------------------------------------------------------------------------------

UBS LIQUID ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

transfer of the Advisory and Administration Contract effective April 1, 2006. All of the personnel of UBS Global AM--US who previously provided investment advisory services to the Fund continue to provide investment advisory services to the Fund as employees of UBS Global AM--Americas. UBS Global AM--Americas has the same contractual rights and responsibilities under the Advisory and Administration Contract as those previously held by UBS Global AM--US. UBS Global AM--US and UBS Global AM--Americas are both indirect wholly owned subsidiaries of UBS AG. UBS Global AM--US continues to serve as the Fund's principal underwriter. In accordance with the Advisory Contract, the Fund paid UBS Global AM--Americas (or UBS Global AM--US for periods prior to April 1,
2006) an investment advisory and administration fee, which was accrued daily and paid monthly. Where the services are provided directly by UBS Global AM--Americas or an affiliate, the fee will be limited to reimbursement of UBS Global AM--America's direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS Global AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS Global AM--Americas for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS Global AM--Americas has advised the Fund that for the year ended April 30, 2006 its (or UBS Global AM--US's) direct advisory/administrative costs and expenses approximate an annual rate of 0.07% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS Global AM--Americas periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS Global AM--Americas by the Fund.

For the year ended April 30, 2006, UBS Global AM--Americas (and UBS Global AM--US for periods prior to April 1, 2000) waived its entire fee for its direct advisory/administrative costs and expenses.

ADDITIONAL INFORMATION REGARDING COMPENSATION TO AFFILIATE OF A BOARD MEMBER

Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested trustee of the Fund. The Fund has been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the year ended April 30, 2006, the Fund purchased and sold certain securities

--------------------------------------------------------------------------------
16

UBS LIQUID ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

(e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $389,526,091. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM--Americas or UBS Global AM--US, both firms believe that under normal circumstances it represents a small portion of the total value of the transactions.

SECURITIES LENDING

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. UBS Securities LLC is the Fund's lending agent. The Fund did not loan any securities during the year ended April 30, 2006.

OTHER LIABILITIES AND COMPONENTS OF NET ASSETS

At April 30, 2006, the Fund had the following liabilities outstanding:

Dividends payable to shareholders                                    $375,980
-----------------------------------------------------------------------------
Other accrued expenses                                                196,560
=============================================================================

At April 30, 2006, the components of net assets were as follows:

Accumulated paid in capital                                      $428,169,491
-----------------------------------------------------------------------------
Accumulated net realized gain from investment activities               42,386
-----------------------------------------------------------------------------
Net assets                                                       $428,211,877
=============================================================================

--------------------------------------------------------------------------------

UBS LIQUID ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

FEDERAL TAX STATUS

The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2006 and April 30, 2005 was ordinary income.

At April 30, 2006, the components of accumulated earnings on a tax basis were undistributed ordinary income of $419,082 and accumulated capital and other losses of $716.

At April 30, 2006, the Fund had a capital loss carryforward of $452. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized gains, and will expire as follows: $123 in 2013 and $329 in 2014. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed.

In accordance with US Treasury regulations, the Fund has elected to defer realized capital losses of $264 arising after October 31, 2005. Such losses are treated for tax purposes as arising on May 1, 2006.

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                    For the Years Ended April 30,
                                              --------------------------------------
                                                    2006                     2005
------------------------------------------------------------------------------------
Shares sold                                    3,255,714,913          2,535,870,385
------------------------------------------------------------------------------------
Shares repurchased                            (3,237,435,496)        (2,474,545,544)
------------------------------------------------------------------------------------
Dividends reinvested                              15,919,500              6,033,592
------------------------------------------------------------------------------------
Net increase in shares outstanding                34,198,917             67,358,433
====================================================================================

--------------------------------------------------------------------------------
18

UBS LIQUID ASSETS FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                              For The Years Ended April 30,
                                            ------------------------------------------------------------
                                               2006         2005        2004        2003        2002
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR             $1.00          $1.00       $1.00       $1.00       $1.00
--------------------------------------------------------------------------------------------------------
Net investment income                          0.038          0.017       0.010       0.015       0.029
--------------------------------------------------------------------------------------------------------
Dividends from net investment income          (0.038)        (0.017)     (0.010)     (0.015)     (0.029)
--------------------------------------------------------------------------------------------------------
Distributions from net realized
   gains from investment activities               --         (0.000)#    (0.000)#    (0.000)#        --
--------------------------------------------------------------------------------------------------------
Total dividends and distributions             (0.038)        (0.017)     (0.010)     (0.015)     (0.029)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                   $1.00          $1.00       $1.00       $1.00       $1.00
--------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                      3.82%          1.74%       0.98%       1.56%       2.98%
--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000's)             $428,212       $394,013    $326,684    $338,534    $368,936
--------------------------------------------------------------------------------------------------------
Expenses to average net assets,
   net of fee waivers by advisor                0.16%          0.17%       0.17%       0.16%       0.17%
--------------------------------------------------------------------------------------------------------
Expenses to average net assets,
   before fee waivers by advisor                0.23%          0.26%       0.20%       0.19%       0.20%
--------------------------------------------------------------------------------------------------------
Net investment income to average
   net assets, net of fee waivers
   by advisor                                   3.77%          1.72%       0.95%       1.56%       2.96%
--------------------------------------------------------------------------------------------------------
Net investment income to average
   net assets, before fee waivers
   by advisor                                   3.70%          1.63%       0.92%       1.53%       2.93%
========================================================================================================

#  Amount of distribution paid represents less than $0.0005 per share.

1 Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

--------------------------------------------------------------------------------

UBS LIQUID ASSETS FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
ERNST & YOUNG LLP

The Board of Trustees and Shareholders of
UBS Liquid Assets Fund

We have audited the accompanying statement of net assets of UBS Liquid Assets Fund (the "Fund") (one of the funds comprising UBS Money Series) as of April 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Liquid Assets Fund at April 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

New York, New York
June 15, 2006

--------------------------------------------------------------------------------
20

UBS LIQUID ASSETS FUND

GENERAL INFORMATION (UNAUDITED)

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

SHAREHOLDER MEETING INFORMATION

A special meeting of shareholders of UBS Money Series (the "Trust") was held on December 21, 2005. UBS Liquid Assets Fund (the "Fund") is one of four portfolios comprising the Trust. Shareholders of all four portfolios of the Trust, including the Fund, voted together as a single class in the election of board members.

At the meeting, Richard Q. Armstrong, David J. Beaubien, Alan S. Bernikow, Richard R. Burt, Meyer Feldberg, Bernard H. Garil, Heather R. Higgins and William D. White were elected to serve as trustees for an indefinite term until their successors are duly elected and qualified or until they retire, resign or are earlier removed. The shares were voted as indicated below:


                                                                                        SHARES
TO VOTE FOR OR WITHHOLD                                        SHARES                  WITHHOLD
AUTHORITY IN THE ELECTION OF:                                 VOTED FOR                AUTHORITY
---------------------------------------------------------------------------------------------------
Richard Q. Armstrong                                      5,855,057,659.796          91,570,172.434
---------------------------------------------------------------------------------------------------
David J. Beaubien                                         5,851,614,817.608          95,013,014.622
---------------------------------------------------------------------------------------------------
Alan S. Bernikow                                          5,855,147,886.220          91,479,949.010
---------------------------------------------------------------------------------------------------
Richard R. Burt                                           5,783,155,264.206         163,472,568.024
---------------------------------------------------------------------------------------------------
Meyer Feldberg                                            5,777,424,624.437         169,203,207.793
---------------------------------------------------------------------------------------------------
Bernard H. Garil                                          5,855,319,139.715          91,308,692.515
---------------------------------------------------------------------------------------------------
Heather R. Higgins                                        5,780,908,578.403         165,719,253.827
---------------------------------------------------------------------------------------------------
William D. White                                          5,850,835,303.933          95,792,528.297
---------------------------------------------------------------------------------------------------

To the best of the Trust's knowledge, there were no "broker non-votes". (Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.) Mr. White retired from the board at the end of January 2006.

--------------------------------------------------------------------------------

UBS LIQUID ASSETS FUND

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

BACKGROUND--At a meeting of the board of UBS Money Series (the "Trust") on February 8, 2006, the members of the board, including the board members who are not "interested persons" of the Trust ("Independent Trustees"), as defined in the Investment Company Act of 1940, as amended, considered and approved the transfer of the current Investment Advisory and Administration Agreement between the Trust, with respect to UBS Liquid Assets Fund (the "Fund"), a series of the Trust, and UBS Global Asset Management (US) Inc. ("UBS Global AM") to UBS Global Asset Management (Americas) Inc. ("UBS Global Americas"), an affiliate of UBS Global AM. The board received information and materials about the proposed transfer both at its November 2005 meeting and at its February 2006 meeting. In considering the approval of the transfer of the Investment Advisory and Administration Agreement (such transfer referred to as the "New Investment Advisory and Administration Agreement"), the board reviewed a memorandum from UBS Global AM explaining the reasons for the proposed transfer, including that the transfer would result in management efficiencies and eliminate the duplication of functions that had resulted from having two registered investment advisors, UBS Global AM and UBS Global Americas, providing investment advisory services to the UBS funds. The board also reviewed material provided by UBS Global AM on UBS Global Americas, including that the current portfolio manager for the Fund would not change as a result of the transfer from UBS Global AM to UBS Global Americas. The board also noted management's explanation that any expenses resulting from the transfer would be borne by UBS Global AM, and not the Fund. The board also received and reviewed a draft of an opinion to be provided by Dechert LLP, counsel to the Fund, that the proposed transfer would not be considered an "assignment" of the existing investment advisory contract under the Investment Company Act of 1940, as amended, because (1) there would be no change of actual control of the investment advisor to the Fund; (2) there would be no change of management of the investment advisor to the Fund; (3) the nature, quality and extent of the investment advisory services provided by UBS Global AM under the current Investment Advisory and Administration Agreement would not change as a result of the transfer; (4) the transfer would not result in any change in the fundamental investment processes, investment strategies or investment techniques currently employed by UBS Global AM portfolio managers or other investment professionals in providing services to the Fund; and (5) there would be no change to any of the material terms of the Investment Advisory and Administration Agreements as a result of the transfer. The board took note of its knowledge of UBS Global AM and

--------------------------------------------------------------------------------
22

UBS LIQUID ASSETS FUND

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

its affiliates, including UBS Global Americas, and the current Investment Advisory and Administration Agreement for the Fund, including the extensive materials it had reviewed at its annual contract renewal meeting in the summer of 2005, for the Fund, and noted that it had at that time received a memorandum from its independent legal counsel discussing, among other things, the duties of board members in considering approval of advisory and administration agreements.

In its consideration of the approval of the New Investment Advisory and Administration Agreement, the board considered the following factors:

NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE NEW INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT--The board took note that at its last annual contract renewal meeting for the Fund, in connection with its review of the Fund's advisory and distribution agreements, it had received and considered extensive information regarding the nature, extent and quality of management services generally provided to the Fund by UBS Global AM under the Investment Advisory and Administration Agreement, and a description of the administrative and other services rendered to the Fund and its shareholders by UBS Global AM and UBS Global AM's role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board considered management's explanation that UBS Global Americas would provide identical services under the New Investment Advisory and Administration Agreement as were provided by UBS Global AM under the current Investment Advisory and Administration Agreement. The board's evaluation of the services to be provided by UBS Global Americas to the Fund took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of investment management and other capabilities and the quality of administrative and other services, and considered that based on the materials presented to them these services would remain the same. The board also considered, based on its knowledge of UBS Global AM and UBS Global Americas, the financial resources available to UBS Global Americas and its parent organization, UBS AG, one of the leading financial services companies in the world.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided to the Fund under the New Investment Advisory and Administration Agreement.

--------------------------------------------------------------------------------

UBS LIQUID ASSETS FUND

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

MANAGEMENT FEES--The board noted that the current contractual management fee for the Fund under the current Investment Advisory and Administration Agreement was not proposed to be changed under the New Investment Advisory and Administration Agreement. The board also considered that at its most recent annual contract renewal meeting during the summer of 2005, it had received and reviewed information on the contractual management fee payable by the Fund to UBS Global AM, including information on management fees paid by comparable funds. The board recognized that the current fee arrangements would not change as a result of the transfer.

Taking all of the above into consideration, the board determined that the proposed contractual management fee was reasonable in light of the nature, extent and quality of the services proposed to be provided to the Fund under the New Investment Advisory and Administration Agreement.

FUND PERFORMANCE--The board took into consideration the reports on Fund performance received by the board at each meeting and the more extensive review and discussion of Fund performance at its most recent annual contract renewal meeting. The board also noted that the transfer would not result in any change in the fundamental investment processes, investment strategies or investment techniques of the Fund and that no changes in the current Fund personnel overseeing Fund management were proposed or anticipated as a result of the transfer.

Based on its prior review and the more updated performance information provided, the board concluded that the Fund's investment performance was satisfactory.

ADVISOR PROFITABILITY--As UBS Global Americas would be a new advisor to the Fund, profitability of UBS Global Americas in providing services to the Fund was not a primary factor considered by the board. The board did note that at its most recent annual contract renewal meeting it received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund and had determined at that time that UBS Global AM's profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund. The board also recognized that the management fee would not change as a result of the transfer and the services provided to the Fund by UBS Global Americas would be identical to those currently provided by UBS Global AM, making

--------------------------------------------------------------------------------
24

UBS LIQUID ASSETS FUND

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

the profitability data received at its last contract renewal meeting still of some relevance. UBS Global AM also noted management's explanation that a significant benefit of the transfer of the Investment Advisory and Administration Agreement to UBS Global Americas was to reduce a regulatory capital requirement imposed on UBS Global AM, which was expected to permit the eventual transfer of certain financial assets owned by UBS Global AM to satisfy regulatory requirements to other parts of UBS AG for other corporate purposes.

ECONOMIES OF SCALE--The board noted that it had previously considered whether economies of scale in the provision of services to the Fund would be passed along to the shareholders during its most recent consideration of the annual renewal of the Investment Advisory and Administration Agreement and did not see the need to reconsider this factor again in the context of the transfer of the agreement to a sister investment advisor.

OTHER BENEFITS TO UBS GLOBAL AMERICAS--The board considered other benefits received by UBS Global Americas and its affiliates as a result of its proposed relationship with the Fund, including the potential opportunity to offer additional products and services to Fund shareholders. The board also considered the benefits to be realized when certain assets of UBS Global AM were freed from certain regulatory requirements and were available to be paid as a dividend from one part of UBS AG to another part of UBS AG for such purposes as UBS AG deemed appropriate.

In light of the costs of providing investment management, administrative and other services to the Fund and UBS Global America's expected ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global Americas and its affiliates received or would receive were considered reasonable.

In light of all of the foregoing, the board approved the New Investment Advisory and Administration Agreement for the Fund.

No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the New Investment Advisory and Administration Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed approval of the New Investment Advisory and Administration Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM or UBS Global Americas were present.

--------------------------------------------------------------------------------

UBS LIQUID ASSETS FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

BOARD OF TRUSTEES & OFFICERS

The Fund is governed by a Board of Trustees which oversees the Fund's operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee and officer of the Fund, the trustee's or officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund's Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

INTERESTED TRUSTEE

                                               Term of
                               Position(s)     Office+ and
                               Held with       Length of       Principal Occupation(s)
Name, Address, and Age         Trust           Time Served     During Past 5 Years
-------------------------------------------------------------------------------------------------------
Meyer Feldberg++; 64           Trustee         Since 1998      Professor Feldberg is Dean Emeritus
Morgan Stanley                                                 and Sanford Bernstein Professor of
1585 Broadway                                                  Leadership and Ethics at Columbia
33rd Floor                                                     Business School, although on a two
New York, NY 10036                                             year leave of absence. He is also a
                                                               senior advisor to Morgan Stanley
                                                               (financial services) (since March 2005).
                                                               Prior to July 2004, he was Dean and
                                                               Professor of Management of the
                                                               Graduate School of Business at
                                                               Columbia University (since 1989).

--------------------------------------------------------------------------------
26

UBS LIQUID ASSETS FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

Number of Portfolios in Fund Complex
Overseen by Trustee                                    Other Directorships Held by Trustee
-------------------------------------------------------------------------------------------------------
Professor Feldberg is a director or trustee of         Professor Feldberg is also a director of
29 investment companies (consisting of                 Primedia Inc. (publishing), Federated Department
48 portfolios) for which UBS Global AM or one          Stores, Inc. (operator of department stores),
of its affiliates serves as investment advisor,        Revlon, Inc. (cosmetics), and SAPPI, Ltd.
sub-advisor or manager.                                (producer of paper).

--------------------------------------------------------------------------------

UBS LIQUID ASSETS FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

INDEPENDENT TRUSTEES

                                               Term of
                               Position(s)     Office+ and
                               Held with       Length of       Principal Occupation(s)
Name, Address, and Age         Trust           Time Served     During Past 5 Years
-----------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 71       Trustee and     Since 1998      Mr. Armstrong is chairman and
c/o Willkie Farr &             Chairman of     (Trustee)       principal of R.Q.A. Enterprises
Gallagher LLP                  the Board of    Since 2004      (management consulting firm)
787 Seventh Avenue             Trustees        (Chairman of    (since April 1991 and principal
New York, NY 10019-6099                        the Board       occupation since March 1995).
                                               of Trustees)

David J. Beaubien; 71          Trustee         Since 2001      Mr. Beaubien is retired (since
84 Doane Road                                                  2003). He was chairman of Yankee
Ware, MA 01082                                                 Environmental Systems, Inc., a
                                                               manufacturer of meteorological
                                                               measuring systems (since 1991).

Alan S. Bernikow; 65           Trustee         Since 2005      Mr. Bernikow is a consultant on
207 Benedict Ave.                                              non-management matters for the
Staten Island, NY 10314                                        firm of Deloitte & Touche
                                                               (international accounting and
                                                               consulting firm) (since June 2003).
                                                               Previously, he was Deputy Chief
                                                               Executive Officer at Deloitte &
                                                               Touche.

Richard R. Burt; 59            Trustee         Since 1998      Mr. Burt is chairman of Diligence Inc.
1275 Pennsylvania Ave., N.W.                                   (information and risk management
Washington, D.C. 20004                                         firm) and IEP Advisors (international
                                                               investments and consulting firm).

Bernard H. Garil; 66           Trustee         Since 2005      Mr. Garil is retired (since 2001). He
6754 Casa Grande Way                                           was a Managing Director at PIMCO
Delray Beach, FL 33446                                         Advisory Services (from 1999 to
                                                               2001) where he served as President
                                                               of closed-end funds and
                                                               Vice-President of the variable
                                                               insurance product funds advised by
                                                               OpCap Advisors (until 2001).

--------------------------------------------------------------------------------
28

UBS LIQUID ASSETS FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

Number of Portfolios in Fund Complex
Overseen by Trustee                                    Other Directorships Held by Trustee
------------------------------------------------------------------------------------------------------
Mr. Armstrong is a director or trustee of 16           None
investment companies (consisting of 35 portfolios)
for which UBS Global AM or one of its affiliates
serves as investment advisor, sub-advisor or
manager.

Mr. Beaubien is a director or trustee of 16            Mr. Beaubien is also a director of IEC
investment companies (consisting of 35 portfolios)     Electronics, Inc., a manufacturer of electronic
for which UBS Global AM or one of its affiliates       assemblies.
serves as investment advisor, sub-advisor or
manager.

Mr. Bernikow is a director or trustee of 16            Mr. Bernikow is also a director of Revlon, Inc.
investment companies (consisting of 35 portfolios)     (cosmetics) (and serves as the chair of its
for which UBS Global AM or one of its affiliates       audit committee), a director of Mack-Cali
serves as investment advisor, sub-advisor or           Realty Corporation (real estate investment
manager.                                               trust) (and serves as the chair of its audit
                                                       committee) and a director of the Casual
                                                       Male Retail Group, Inc. (menswear).

Mr. Burt is a director or trustee of 16 investment     Mr. Burt is also a director of The Central
companies (consisting of 35 portfolios) for which      European Fund, Inc., The Germany Fund, Inc.,
UBS Global AM or one of its affiliates serves as       The New Germany Fund, Inc., IGT, Inc.
investment advisor, sub-advisor or manager.            (provides technology to gaming and
                                                       wagering industry) and The Protective Group,
                                                       Inc. (produces armor products).

Mr. Garil is a director or trustee of 16 investment    Mr. Garil is also a director of OFI Trust
companies (consisting of 35 portfolios) for which      Company (commercial trust company) and
UBS Global AM or one of its affiliates serves as       a trustee for the Brooklyn College
investment advisor, sub-advisor or manager.            Foundation, Inc. (charitable foundation).

--------------------------------------------------------------------------------

UBS LIQUID ASSETS FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

INDEPENDENT TRUSTEES (CONCLUDED)

                                                 Term of
                               Position(s)       Office+ and
                               Held with         Length of         Principal Occupation(s)
Name, Address, and Age         Trust             Time Served       During Past 5 Years
-----------------------------------------------------------------------------------------------------
Heather R. Higgins; 46         Trustee           Since 2005        Ms. Higgins is the President and
255 E. 49th St., Suite 23D                                         Director of The Randolph Foundation
New York, NY 10017                                                 (charitable foundation) (since 1991).
                                                                   Ms. Higgins also serves on the
                                                                   boards of several non-profit
                                                                   charitable groups, including the
                                                                   Independent Women's Forum
                                                                   (chairman), the Philanthropy
                                                                   Roundtable (vice chairman) and
                                                                   the Hoover Institution (executive
                                                                   committee).

--------------------------------------------------------------------------------
30

UBS LIQUID ASSETS FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

Number of Portfolios in Fund Complex
Overseen by Trustee                                    Other Directorships Held by Trustee
------------------------------------------------------------------------------------------------------
Ms. Higgins is a director or trustee of 16             None
investment companies (consisting of 35 portfolios)
for which UBS Global AM or one of its
affiliates serves as investment advisor,
sub-advisor or manager.

--------------------------------------------------------------------------------

UBS LIQUID ASSETS FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS

                                                 Term of           Principal Occupation(s) During
                               Position(s)       Office+ and       Past 5 Years; Number of Portfolios
                               Held with         Length of         in Fund Complex for which Person
Name, Address, and Age         Trust             Time Served       Serves as Officer
-----------------------------------------------------------------------------------------------------------------
Joseph Allessie*; 40           Vice President    Since 2005        Mr. Allessie is a director and deputy
                               and Assistant                       general counsel at UBS Global Asset
                               Secretary                           Management (US) Inc. and UBS Global
                                                                   Asset Management (Americas) Inc.
                                                                   (collectively, "UBS Global AM--Americas
                                                                   region") (since 2005). Prior to joining
                                                                   UBS Global AM--Americas region, he
                                                                   was senior vice president and general
                                                                   counsel of Kenmar Advisory Corp. (from
                                                                   2004 to 2005). Prior to that Mr. Allessie
                                                                   was general counsel and secretary of GAM
                                                                   USA Inc., GAM Investments, GAM
                                                                   Services, GAM Funds, Inc. and the GAM
                                                                   Avalon Funds (from 1999 to 2004).
                                                                   Mr. Allessie is a vice president and assistant
                                                                   secretary of 20 investment companies
                                                                   (consisting of 90 portfolios) for which
                                                                   UBS Global AM--Americas region or one
                                                                   of its affiliates serves as investment
                                                                   advisor, sub-advisor or manager.

W. Douglas Beck*; 39           President         Since 2005        Mr. Beck is an executive director and
                                                                   head of product development and
                                                                   management for UBS Global AM--
                                                                   Americas region (since 2002). From
                                                                   March 1998 to November 2002, he held
                                                                   various positions at Merrill Lynch, the
                                                                   most recent being first vice president and
                                                                   co-manager of the managed solutions
                                                                   group. Mr. Beck is president of
                                                                   20 investment companies (consisting
                                                                   of 90 portfolios) for which UBS Global
                                                                   AM--Americas region or one of its
                                                                   affiliates serves as investment advisor,
                                                                   sub-advisor or manager, and was vice
                                                                   president of such investment companies
                                                                   from 2003 to 2005.

--------------------------------------------------------------------------------
32

UBS LIQUID ASSETS FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                                 Term of           Principal Occupation(s) During
                               Position(s)       Office+ and       Past 5 Years; Number of Portfolios
                               Held with         Length of         in Fund Complex for which Person
Name, Address, and Age         Trust             Time Served       Serves as Officer
-----------------------------------------------------------------------------------------------------------------
Thomas Disbrow*; 40            Vice President    Since 2000        Mr. Disbrow is a director (since 2001),
                               and Treasurer     (Vice President)  head of retail mutual fund operations
                                                 Since 2004        and co-head of the mutual fund finance
                                                 (Treasurer)       department (since 2004) of UBS Global
                                                                   AM--Americas region. Mr. Disbrow is
                                                                   a vice president and treasurer of 16
                                                                   investment companies (consisting of
                                                                   35 portfolios) and vice president and
                                                                   assistant treasurer of four investment
                                                                   companies (consisting of 55 portfolios)
                                                                   for which UBS Global AM--Americas
                                                                   region or one of its affiliates serves as
                                                                   investment advisor, sub-advisor or
                                                                   manager.

Mark F. Kemper**; 48           Vice President    Since 2004        Mr. Kemper is general counsel of UBS
                               and Secretary                       Global AM--Americas region (since 2004).
                                                                   Mr. Kemper also is a managing director
                                                                   of UBS Global AM--Americas region
                                                                   (since 2006). He was deputy general
                                                                   counsel of UBS Global Asset Management
                                                                   (Americas) Inc. ("UBS Global AM (Americas)")
                                                                   from July 2001 to July 2004. He has been
                                                                   secretary of UBS Global AM (Americas)
                                                                   since 1999 and assistant secretary of
                                                                   UBS Global Asset Management Trust Company
                                                                   since 1993. Mr. Kemper is secretary of
                                                                   UBS Global AM--Americas region (since
                                                                   2004). Mr. Kemper is vice president and
                                                                   secretary of 20 investment companies
                                                                   (consisting of 90 portfolios) for which
                                                                   UBS Global AM--Americas region or one of
                                                                   its affiliates serves as investment
                                                                   advisor, sub-advisor or manager.

--------------------------------------------------------------------------------

UBS LIQUID ASSETS FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                                 Term of           Principal Occupation(s) During
                               Position(s)       Office+ and       Past 5 Years; Number of Portfolios
                               Held with         Length of         in Fund Complex for which Person
Name, Address, and Age         Trust             Time Served       Serves as Officer
-----------------------------------------------------------------------------------------------------------------
Joanne M. Kilkeary*; 38        Vice President    Since 2004        Ms. Kilkeary is an associate director
                               and Assistant                       (since 2000) and a senior manager
                               Treasurer                           (since 2004) of the mutual fund finance
                                                                   department of UBS Global AM--
                                                                   Americas region. Ms. Kilkeary is a vice
                                                                   president and assistant treasurer of
                                                                   16 investment companies (consisting of
                                                                   35 portfolios) for which UBS Global
                                                                   AM--Americas region or one of its
                                                                   affiliates serves as investment advisor,
                                                                   sub-advisor or manager.

Tammie Lee*; 35                Vice President    Since 2005        Ms. Lee is a director and associate
                               and Assistant                       general counsel of UBS Global AM--
                               Secretary                           Americas region (since November 2005).
                                                                   Prior to joining UBS Global AM--
                                                                   Americas region, she was vice president
                                                                   and counsel at Deutsche Asset
                                                                   Management/Scudder Investments from
                                                                   April 2003 to October 2005. Prior to
                                                                   that she was assistant vice president
                                                                   and counsel at Deutsche Asset
                                                                   Management/Scudder Investments from
                                                                   July 2000 to March 2003. Ms. Lee is a
                                                                   vice president and assistant secretary of
                                                                   20 investment companies (consisting of
                                                                   90 portfolios) for which UBS Global
                                                                   AM--Americas region or one of its
                                                                   affiliates serves as investment advisor,
                                                                   sub-advisor or manager.

--------------------------------------------------------------------------------
34

UBS LIQUID ASSETS FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                                 Term of           Principal Occupation(s) During
                               Position(s)       Office+ and       Past 5 Years; Number of Portfolios
                               Held with         Length of         in Fund Complex for which Person
Name, Address, and Age         Trust             Time Served       Serves as Officer
-----------------------------------------------------------------------------------------------------------------
Joseph T. Malone*; 38          Vice President    Since 2004        Mr. Malone is a director (since 2001)
                               and Assistant                       and co-head of the mutual fund finance
                               Treasurer                           department (since 2004) of UBS Global
                                                                   AM--Americas region. From August 2000
                                                                   through June 2001, he was the controller
                                                                   at AEA Investors Inc. Mr. Malone is vice
                                                                   president and assistant treasurer of 16
                                                                   investment companies (consisting of 35
                                                                   portfolios) and vice president, treasurer
                                                                   and principal accounting officer of four
                                                                   investment companies (consisting of 55
                                                                   portfolios) for which UBS Global AM--
                                                                   Americas region or one of its affiliates
                                                                   serves as investment advisor, sub-advisor
                                                                   or manager.

Michael H.                     Vice President    Since 1998        Mr. Markowitz is a managing director
Markowitz**; 41                                                    (since 2004), portfolio manager and head
                                                                   of US short duration fixed income (since
                                                                   2003) of UBS Global AM--Americas
                                                                   region. Mr. Markowitz is a vice president
                                                                   of five investment companies (consisting
                                                                   of 23 portfolios) for which UBS Global
                                                                   AM--Americas region or one of its
                                                                   affiliates serves as investment advisor,
                                                                   sub-advisor or manager.

--------------------------------------------------------------------------------

UBS LIQUID ASSETS FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                                 Term of           Principal Occupation(s) During
                               Position(s)       Office+ and       Past 5 Years; Number of Portfolios
                               Held with         Length of         in Fund Complex for which Person
Name, Address, and Age         Trust             Time Served       Serves as Officer
-----------------------------------------------------------------------------------------------------------------
Joseph McGill*; 44             Vice President    Since 2004        Mr. McGill is a managing director
                               and Chief                           (since 2006) and chief compliance
                               Compliance                          officer (since 2003) at UBS Global
                               Officer                             AM--Americas region. Prior to joining
                                                                   UBS Global AM--Americas region, he
                                                                   was assistant general counsel at J.P.
                                                                   Morgan Investment Management (from
                                                                   1999 to 2003). Mr. McGill is a vice
                                                                   president and chief compliance officer
                                                                   of 20 investment companies (consisting
                                                                   of 90 portfolios) for which UBS Global
                                                                   AM--Americas region or one of its
                                                                   affiliates serves as investment advisor,
                                                                   sub-advisor or manager.

Robert Sabatino**; 32          Vice President    Since 2001        Mr. Sabatino is a director and portfolio
                                                                   manager of UBS Global AM--Americas
                                                                   region in the short duration fixed
                                                                   income group (since 2001). From 1995
                                                                   to 2001 he was a portfolio manager at
                                                                   Merrill Lynch Investment Managers
                                                                   responsible for the management of
                                                                   several retail and institutional money
                                                                   market funds. Mr. Sabatino is a vice
                                                                   president of one investment company
                                                                   (consisting of four portfolios) for which
                                                                   UBS Global AM--Americas region or one
                                                                   of its affiliates serves as investment
                                                                   advisor, sub-advisor or manager.

--------------------------------------------------------------------------------
36

UBS LIQUID ASSETS FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONCLUDED)

                                                 Term of           Principal Occupation(s) During
                               Position(s)       Office+ and       Past 5 Years; Number of Portfolios
                               Held with         Length of         in Fund Complex for which Person
Name, Address, and Age         Trust             Time Served       Serves as Officer
-----------------------------------------------------------------------------------------------------------------
Eric Sanders*; 40              Vice President    Since 2005        Mr. Sanders is a director and associate
                               and Assistant                       general counsel of UBS Global AM--
                               Secretary                           Americas region (since July 2005). From
                                                                   1996 until June 2005, he held various
                                                                   positions at Fred Alger & Company,
                                                                   Incorporated, the most recent being
                                                                   assistant vice president and associate
                                                                   general counsel. Mr. Sanders is a vice
                                                                   president and assistant secretary of
                                                                   20 investment companies (consisting
                                                                   of 90 portfolios) for which UBS Global
                                                                   AM--Americas region or one of its
                                                                   affiliates serves as investment advisor,
                                                                   sub-advisor or manager.

Keith A. Weller*; 44           Vice President    Since 1998        Mr. Weller is an executive director and
                               and Assistant                       senior associate general counsel of UBS
                               Secretary                           Global AM--Americas region (since 2005).
                                                                   Mr. Weller is a vice president and
                                                                   assistant secretary of 20 investment
                                                                   companies (consisting of 90 portfolios)
                                                                   for which UBS Global AM--Americas region
                                                                   or one of its affiliates serves as
                                                                   investment advisor, sub-advisor or manager.

* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address is One North Wacker Drive, Chicago, Illinois 60606.

+ Each trustee holds office for an indefinite term. Each trustee who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age. Officers are appointed by the trustees and serve at the pleasure of the board.

++ Professor Feldberg is deemed an "interested person" of the Fund as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
38

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--------------------------------------------------------------------------------

                  (This page has been left blank intentionally)

--------------------------------------------------------------------------------
40

TRUSTEES

Richard Q. Armstrong                        Meyer Feldberg
Chairman
                                            Bernard H. Garil
David J. Beaubien
                                            Heather R. Higgins
Alan S. Bernikow

Richard R. Burt

PRINCIPAL OFFICERS

W. Douglas Beck                             Thomas Disbrow
President                                   Vice President and Treasurer

Mark F. Kemper                              Michael H. Markowitz
Vice President and Secretary                Vice President

INVESTMENT ADVISOR AND ADMINISTRATOR

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

(C) 2006 UBS Global Asset Management (Americas) Inc. All rights reserved.

[LOGO OF UBS] UBS

                                                                   -------------
                                                                     PRESORTED
                                                                      STANDARD
                                                                    U.S. POSTAGE
                                                                        PAID
                                                                   COMPUTERSHARE
                                                                   -------------

              UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
              51 West 52nd Street
              New York, New York 10019-6114

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a "Code of Conduct" to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

The Registrant's Board has determined that the following person serving on the registrant's Audit Committee is an "audit committee financial expert" as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

   (a)    Audit Fees:
          ----------
          For the fiscal years ended April 30, 2006 and April 30, 2005, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $153,300 and $152,600, respectively.

          Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

   (b)    Audit-Related Fees:
          ------------------
          In each of the fiscal years ended April 30, 2006 and April 30, 2005, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $14,848 and $13,000, respectively.

          Fees included in the audit-related fees category are those associated with (1) the reading and providing of comments on the 2005 and 2004 semiannual financial statements and (2) review of the consolidated 2004 and 2003 reports on the profitability of the UBS Funds to UBS Global Asset Management (US) Inc. ("UBS Global AM") and its affiliates to assist the board members in their annual advisory/administration contract and service/distribution plan reviews.

          There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (c)    Tax Fees:
          --------

          In each of the fiscal years ended April 30, 2006 and April 30, 2005, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $44,040 and $29,700, respectively.

          Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

          There were no tax fees required to be approved pursuant to paragraph
          (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (d)    All Other Fees:
          --------------
          In each of the fiscal years ended April 30, 2006 and April 30, 2005, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

          Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

          There were no "all other fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (e)    (1) Audit Committee Pre-Approval Policies and Procedures:
              ----------------------------------------------------
              The registrant's Audit Committee ("audit committee") has adopted an "Audit Committee Charter (Amended and Restated as of May 12,
              2004)" (the "charter"). The charter contains the audit committee's pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

                 The [audit] Committee shall:

                 ...

                 2. Pre-approve (a) all audit and permissible non-audit services1 to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to UBS Global [AM] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS Global [AM] and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global [AM] or any Covered Service Providers by the Fund's independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to pre-approve any such audit and permissible non- audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee's meeting, its decision(s). From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre- approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee's pre- approval responsibilities to other persons (other than UBS Global [AM] or the Fund's officers).

                        ---------------

                        (1) The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services;
                        (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

                        Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global [AM] and any service providers controlling, controlled by or under common control with UBS Global [AM] that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

   (e)    (2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

              Audit-Related Fees:
              ------------------

              There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2006 and April 30, 2005 on behalf of the registrant.

              There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2006 and April 30, 2005 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant.

              Tax Fees:
              --------
              There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2006 and April 30, 2005 on behalf of the registrant.

              There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2006 and April 30, 2005 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant.

              All Other Fees:
              --------------
              There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2006 and April 30, 2005 on behalf of the registrant.

              There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2006 and April 30, 2005 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant.

   (f) According to E&Y, for the fiscal year ended April 30, 2006, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y was 0%.

   (g) For the fiscal years ended April 30, 2006 and April 30, 2005, the aggregate fees billed by E&Y of $2,096,755 and $3,134,193, respectively, for non-audit services rendered on behalf of the registrant ("covered"), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser ("non-covered") that provides ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

                                   2006              2005
                                   ----              ----
Covered Services                $   58,888        $   42,700
Non-Covered Services             2,037,867         3,091,493

   (h) The registrant's audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

The registrant's Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management, 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating and Corporate Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

   (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment

          Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

   (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

   (a) (1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a "Code of Conduct") is incorporated by reference herein from Exhibit EX-99.CODE ETH to the registrant's Report on Form N-CSR filed July 6, 2004 (Accession Number: 0001047469-04-022586)(SEC File No. 811-08767).

   (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

   (a) (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - not applicable to the registrant.

   (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:     /s/ W. Douglas Beck
        -------------------
        W. Douglas Beck
        President

Date:   July 7, 2006
        ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ W. Douglas Beck
        -------------------
        W. Douglas Beck
        President

Date:   July 7, 2006
        ------------

By:     /s/ Thomas Disbrow
        ------------------
        Thomas Disbrow
        Vice President and Treasurer

Date:   July 7, 2006
        ------------